UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-00653

Putnam Income Fund

(Exact name of registrant as specified in charter)

100 Federal Street, Boston, Massachusetts 02110

(Address of principal executive offices) (Zip code)

Stephen Tate, Vice President

100 Federal Street

Boston, Massachusetts 02110

Copy to:

Bryan Chegwidden, Esq.

Ropes & Gray LLP

1211 Avenue of the Americas

New York, New York 10036

James E. Thomas, Esq.

Ropes & Gray LLP

800 Boylston Street

Boston, Massachusetts 02199

(Name and address of agent for service)

Registrant’s telephone number, including area code: (617) 292-1000

Date of fiscal year end: October 31

Date of reporting period: April 30, 2026

ITEM 1.	REPORT TO STOCKHOLDERS.

(a) The Report to Shareholders is filed herewith

Putnam Income Fund
Class A [PINCX]
Semi-Annual Shareholder Report | April 30, 2026

This semi-annual shareholder report contains important information about Putnam Income Fund for the period November 1, 2025, to April 30, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class A	$35	0.71%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
KEY FUND STATISTICS (as of April 30, 2026)

Total Net Assets	$992,847,243
Total Number of Portfolio Holdings (excludes derivatives, except purchased options, if any)	1,189
Portfolio Turnover Rate	170%
WHAT DID THE FUND INVEST IN? (as of April 30, 2026)
Portfolio Composition*  (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Putnam Income Fund	PAGE 1	38901-STSA-0626

Putnam Income Fund
Class C [PUICX]
Semi-Annual Shareholder Report | April 30, 2026

This semi-annual shareholder report contains important information about Putnam Income Fund for the period November 1, 2025, to April 30, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class C	$73	1.46%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
KEY FUND STATISTICS (as of April 30, 2026)

Total Net Assets	$992,847,243
Total Number of Portfolio Holdings (excludes derivatives, except purchased options, if any)	1,189
Portfolio Turnover Rate	170%
WHAT DID THE FUND INVEST IN? (as of April 30, 2026)
Portfolio Composition*  (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Putnam Income Fund	PAGE 1	38901-STSC-0626

Putnam Income Fund
Class M [PNCMX]
Semi-Annual Shareholder Report | April 30, 2026

This semi-annual shareholder report contains important information about Putnam Income Fund for the period November 1, 2025, to April 30, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class M	$48	0.96%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
KEY FUND STATISTICS (as of April 30, 2026)

Total Net Assets	$992,847,243
Total Number of Portfolio Holdings (excludes derivatives, except purchased options, if any)	1,189
Portfolio Turnover Rate	170%
WHAT DID THE FUND INVEST IN? (as of April 30, 2026)
Portfolio Composition*  (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Putnam Income Fund	PAGE 1	38901-STSM-0626

Putnam Income Fund
Class R [PIFRX]
Semi-Annual Shareholder Report | April 30, 2026

This semi-annual shareholder report contains important information about Putnam Income Fund for the period November 1, 2025, to April 30, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class R	$48	0.96%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
KEY FUND STATISTICS (as of April 30, 2026)

Total Net Assets	$992,847,243
Total Number of Portfolio Holdings (excludes derivatives, except purchased options, if any)	1,189
Portfolio Turnover Rate	170%
WHAT DID THE FUND INVEST IN? (as of April 30, 2026)
Portfolio Composition*  (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Putnam Income Fund	PAGE 1	38901-STSR-0626

Putnam Income Fund
Class R5 [PINFX]
Semi-Annual Shareholder Report | April 30, 2026

This semi-annual shareholder report contains important information about Putnam Income Fund for the period November 1, 2025, to April 30, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class R5	$21	0.43%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
KEY FUND STATISTICS (as of April 30, 2026)

Total Net Assets	$992,847,243
Total Number of Portfolio Holdings (excludes derivatives, except purchased options, if any)	1,189
Portfolio Turnover Rate	170%
WHAT DID THE FUND INVEST IN? (as of April 30, 2026)
Portfolio Composition*  (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Putnam Income Fund	PAGE 1	38901-STSR5-0626

Putnam Income Fund
Class R6 [PINHX]
Semi-Annual Shareholder Report | April 30, 2026

This semi-annual shareholder report contains important information about Putnam Income Fund for the period November 1, 2025, to April 30, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class R6	$18	0.37%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
KEY FUND STATISTICS (as of April 30, 2026)

Total Net Assets	$992,847,243
Total Number of Portfolio Holdings (excludes derivatives, except purchased options, if any)	1,189
Portfolio Turnover Rate	170%
WHAT DID THE FUND INVEST IN? (as of April 30, 2026)
Portfolio Composition*  (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Putnam Income Fund	PAGE 1	38901-STSR6-0626

Putnam Income Fund
Class Y [PNCYX]
Semi-Annual Shareholder Report | April 30, 2026

This semi-annual shareholder report contains important information about Putnam Income Fund for the period November 1, 2025, to April 30, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class Y	$23	0.46%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
KEY FUND STATISTICS (as of April 30, 2026)

Total Net Assets	$992,847,243
Total Number of Portfolio Holdings (excludes derivatives, except purchased options, if any)	1,189
Portfolio Turnover Rate	170%
WHAT DID THE FUND INVEST IN? (as of April 30, 2026)
Portfolio Composition*  (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Putnam Income Fund	PAGE 1	38901-STSY-0626

(b) Not applicable

ITEM 2.	CODE OF ETHICS.

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

(a)	Please see schedule of investments contained in the Financial Statements and Financial Highlights included under Item 7 of this Form N-CSR.

(b)	Not applicable.

ITEM 7.	FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
Putnam
Income Fund
Financial Statements and Other Important Information
Semi-Annual | April 30, 2026
If you need assistance accessing this content, please reach out to your sales representative or send an email to
accessibility@franklintempleton.com .

Table of Contents
franklintempleton.com
Financial Statements and Other Important Information—Semiannual

Financial Highlights and Schedule of Investments 2
Financial Statements 48
Notes to Financial Statements 53
Changes In and Disagreements with Accountants 70
Results of Meeting(s) of Shareholders 70
Remuneration Paid to Directors, Officers and Others 70
Board Approval of Management and Subadvisory Agreements 70

Putnam Income Fund
Financial Highlights
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a
Six Months
Ended April
30, 2026
(unaudited)
Year Ended October 31,
2025 2024 2023 2022 2021
Class A
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $5.13 $5.25 $5.05 $5.47 $6.88 $7.31
Income from investment operations
a
:
Net investment income
b
............. 0.10 0.23 0.23 0.23 0.19 0.16
Net realized and unrealized gains (losses) (0.04) 0.09 0.36 (0.17) (1.33) (0.22)
Total from investment operations ........ 0.06 0.32 0.59 0.06 (1.14) (0.06)
Less distributions from:
Net investment income .............. (0.11) (0.44) (0.39) (0.48) (0.27) (0.14)
Net realized gains ................. — — — — — (0.23)
Total distributions ................... (0.11) (0.44) (0.39) (0.48) (0.27) (0.37)
Net asset value, end of period .......... $5.08 $5.13 $5.25 $5.05 $5.47 $6.88
Total return
c
....................... 1.27% 6.47% 11.99% 0.80% (17.05)% (0.94)%
Ratios to average net assets
d
Expenses before waiver and payments by
affiliates .......................... 0.81% 0.84% 0.86% 0.87% 0.86% 0.83%
Expenses net of waiver and payments by
affiliates
e
.......................... 0.71% 0.73% 0.74% 0.75% 0.75% 0.73%
Net investment income ............... 4.12% 4.49% 4.41% 4.32% 3.06% 2.30%
Supplemental data
Net assets, end of period (000’s) ........ $365,649 $390,257 $407,325 $421,321 $489,179 $705,423
Portfolio turnover rate ................ 170% 431% 900% 1123% 865% 1038%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
d
Ratios are annualized for periods less than one year.
e
Benefit of expense reduction rounds to less than 0.01%.

Putnam Income Fund
Financial Highlights
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a
Six Months
Ended April
30, 2026
(unaudited)
Year Ended October 31,
2025 2024 2023 2022 2021
Class C
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $5.06 $5.19 $4.99 $5.41 $6.81 $7.23
Income from investment operations
a
:
Net investment income
b
............. 0.08 0.19 0.19 0.19 0.14 0.11
Net realized and unrealized gains (losses) (0.04) 0.08 0.37 (0.17) (1.32) (0.21)
Total from investment operations ........ 0.04 0.27 0.56 0.02 (1.18) (0.10)
Less distributions from:
Net investment income .............. (0.10) (0.40) (0.36) (0.44) (0.22) (0.09)
Net realized gains ................. — — — — — (0.23)
Total distributions ................... (0.10) (0.40) (0.36) (0.44) (0.22) (0.32)
Net asset value, end of period .......... $5.00 $5.06 $5.19 $4.99 $5.41 $6.81
Total return
c
....................... 0.71% 5.54% 11.32% 0.04% (17.72)% (1.56)%
Ratios to average net assets
d
Expenses before waiver and payments by
affiliates .......................... 1.57% 1.59% 1.61% 1.62% 1.61% 1.58%
Expenses net of waiver and payments by
affiliates
e
.......................... 1.46% 1.49% 1.49% 1.50% 1.50% 1.48%
Net investment income ............... 3.38% 3.74% 3.66% 3.60% 2.27% 1.55%
Supplemental data
Net assets, end of period (000’s) ........ $16,904 $19,743 $26,518 $29,291 $40,130 $75,865
Portfolio turnover rate ................ 170% 431% 900% 1123% 865% 1038%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
d
Ratios are annualized for periods less than one year.
e
Benefit of expense reduction rounds to less than 0.01%.

Putnam Income Fund
Financial Highlights
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a
Six Months
Ended April
30, 2026
(unaudited)
Year Ended October 31,
2025 2024 2023 2022 2021
Class M
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $4.90 $5.03 $4.85 $5.27 $6.65 $7.08
Income from investment operations
a
:
Net investment income
b
............. 0.09 0.21 0.21 0.21 0.17 0.14
Net realized and unrealized gains (losses) (0.04) 0.08 0.35 (0.16) (1.29) (0.21)
Total from investment operations ........ 0.05 0.29 0.56 0.05 (1.12) (0.07)
Less distributions from:
Net investment income .............. (0.11) (0.42) (0.38) (0.47) (0.26) (0.13)
Net realized gains ................. — — — — — (0.23)
Total distributions ................... (0.11) (0.42) (0.38) (0.47) (0.26) (0.36)
Net asset value, end of period .......... $4.84 $4.90 $5.03 $4.85 $5.27 $6.65
Total return
c
....................... 1.01% 6.31% 11.80% 0.59% (17.36)% (1.16)%
Ratios to average net assets
d
Expenses before waiver and payments by
affiliates .......................... 1.06% 1.09% 1.11% 1.12% 1.11% 1.08%
Expenses net of waiver and payments by
affiliates
e
.......................... 0.96% 0.98% 0.99% 1.00% 1.00% 0.98%
Net investment income ............... 3.87% 4.24% 4.16% 4.06% 2.82% 2.05%
Supplemental data
Net assets, end of period (000’s) ........ $29,261 $30,493 $32,682 $34,081 $38,812 $53,418
Portfolio turnover rate ................ 170% 431% 900% 1123% 865% 1038%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
d
Ratios are annualized for periods less than one year.
e
Benefit of expense reduction rounds to less than 0.01%.

Putnam Income Fund
Financial Highlights
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a
Six Months
Ended April
30, 2026
(unaudited)
Year Ended October 31,
2025 2024 2023 2022 2021
Class R
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $5.05 $5.18 $4.98 $5.40 $6.81 $7.23
Income from investment operations
a
:
Net investment income
b
............. 0.10 0.21 0.21 0.22 0.17 0.14
Net realized and unrealized gains (losses) (0.05) 0.08 0.37 (0.17) (1.32) (0.20)
Total from investment operations ........ 0.05 0.29 0.58 0.05 (1.15) (0.06)
Less distributions from:
Net investment income .............. (0.11) (0.42) (0.38) (0.47) (0.26) (0.13)
Net realized gains ................. — — — — — (0.23)
Total distributions ................... (0.11) (0.42) (0.38) (0.47) (0.26) (0.36)
Net asset value, end of period .......... $4.99 $5.05 $5.18 $4.98 $5.40 $6.81
Total return
c
....................... 0.96% 6.09% 11.90% 0.58% (17.41)% (1.03)%
Ratios to average net assets
d
Expenses before waiver and payments by
affiliates .......................... 1.06% 1.09% 1.11% 1.12% 1.11% 1.08%
Expenses net of waiver and payments by
affiliates
e
.......................... 0.96% 0.99% 0.99% 1.00% 1.00% 0.98%
Net investment income ............... 3.87% 4.24% 4.15% 4.09% 2.82% 2.05%
Supplemental data
Net assets, end of period (000’s) ........ $3,929 $4,237 $4,715 $6,266 $7,488 $11,023
Portfolio turnover rate ................ 170% 431% 900% 1123% 865% 1038%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return is not annualized for periods less than one year.
d
Ratios are annualized for periods less than one year.
e
Benefit of expense reduction rounds to less than 0.01%.

Putnam Income Fund
Financial Highlights
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a
Six Months
Ended April
30, 2026
(unaudited)
Year Ended October 31,
2025 2024 2023 2022 2021
Class R5
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $5.22 $5.34 $5.12 $5.54 $6.97 $7.39
Income from investment operations
a
:
Net investment income
b
............. 0.11 0.25 0.25 0.25 0.21 0.18
Net realized and unrealized gains (losses) (0.04) 0.08 0.38 (0.17) (1.35) (0.20)
Total from investment operations ........ 0.07 0.33 0.63 0.08 (1.14) (0.02)
Less distributions from:
Net investment income .............. (0.12) (0.45) (0.41) (0.50) (0.29) (0.17)
Net realized gains ................. — — — — — (0.23)
Total distributions ................... (0.12) (0.45) (0.41) (0.50) (0.29) (0.40)
Net asset value, end of period .......... $5.17 $5.22 $5.34 $5.12 $5.54 $6.97
Total return
c
....................... 1.39% 6.65% 12.47% 1.05% (16.87)% (0.48)%
Ratios to average net assets
d
Expenses before waiver and payments by
affiliates .......................... 0.54% 0.56% 0.57% 0.57% 0.56% 0.55%
Expenses net of waiver and payments by
affiliates
e
.......................... 0.43% 0.45% 0.45% 0.45% 0.45% 0.45%
Net investment income ............... 4.40% 4.78% 4.70% 4.58% 3.38% 2.57%
Supplemental data
Net assets, end of period (000’s) ........ $3,677 $3,518 $3,327 $3,173 $4,572 $5,843
Portfolio turnover rate ................ 170% 431% 900% 1123% 865% 1038%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return is not annualized for periods less than one year.
d
Ratios are annualized for periods less than one year.
e
Benefit of expense reduction rounds to less than 0.01%.

Putnam Income Fund
Financial Highlights
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a
Six Months
Ended April
30, 2026
(unaudited)
Year Ended October 31,
2025 2024 2023 2022 2021
Class R6
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $5.26 $5.38 $5.16 $5.58 $7.02 $7.44
Income from investment operations
a
:
Net investment income
b
............. 0.12 0.25 0.25 0.26 0.22 0.19
Net realized and unrealized gains (losses) (0.05) 0.08 0.39 (0.17) (1.37) (0.21)
Total from investment operations ........ 0.07 0.33 0.64 0.09 (1.15) (0.02)
Less distributions from:
Net investment income .............. (0.12) (0.45) (0.42) (0.51) (0.29) (0.17)
Net realized gains ................. — — — — — (0.23)
Total distributions ................... (0.12) (0.45) (0.42) (0.51) (0.29) (0.40)
Net asset value, end of period .......... $5.21 $5.26 $5.38 $5.16 $5.58 $7.02
Total return
c
....................... 1.40% 6.67% 12.58% 1.20% (16.83)% (0.46)%
Ratios to average net assets
d
Expenses before waiver and payments by
affiliates .......................... 0.48% 0.49% 0.50% 0.50% 0.49% 0.48%
Expenses net of waiver and payments by
affiliates
e
.......................... 0.37% 0.38% 0.38% 0.38% 0.38% 0.38%
Net investment income ............... 4.46% 4.85% 4.74% 4.66% 3.45% 2.65%
Supplemental data
Net assets, end of period (000’s) ........ $107,184 $105,691 $122,354 $170,838 $158,971 $202,650
Portfolio turnover rate ................ 170% 431% 900% 1123% 865% 1038%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return is not annualized for periods less than one year.
d
Ratios are annualized for periods less than one year.
e
Benefit of expense reduction rounds to less than 0.01%.

Putnam Income Fund
Financial Highlights
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a
Six Months
Ended April
30, 2026
(unaudited)
Year Ended October 31,
2025 2024 2023 2022 2021
Class Y
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $5.28 $5.39 $5.17 $5.58 $7.02 $7.44
Income from investment operations
a
:
Net investment income
b
............. 0.11 0.25 0.25 0.26 0.21 0.18
Net realized and unrealized gains (losses) (0.05) 0.09 0.38 (0.17) (1.37) (0.21)
Total from investment operations ........ 0.06 0.34 0.63 0.09 (1.16) (0.03)
Less distributions from:
Net investment income .............. (0.12) (0.45) (0.41) (0.50) (0.28) (0.16)
Net realized gains ................. — — — — — (0.23)
Total distributions ................... (0.12) (0.45) (0.41) (0.50) (0.28) (0.39)
Net asset value, end of period .......... $5.22 $5.28 $5.39 $5.17 $5.58 $7.02
Total return
c
....................... 1.16% 6.75% 12.35% 1.19% (16.97)% (0.57)%
Ratios to average net assets
d
Expenses before waiver and payments by
affiliates .......................... 0.56% 0.59% 0.61% 0.62% 0.61% 0.58%
Expenses net of waiver and payments by
affiliates
e
.......................... 0.46% 0.48% 0.49% 0.50% 0.50% 0.48%
Net investment income ............... 4.37% 4.74% 4.67% 4.62% 3.25% 2.55%
Supplemental data
Net assets, end of period (000’s) ........ $466,243 $479,096 $536,620 $591,001 $1,223,027 $2,411,628
Portfolio turnover rate ................ 170% 431% 900% 1123% 865% 1038%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return is not annualized for periods less than one year.
d
Ratios are annualized for periods less than one year.
e
Benefit of expense reduction rounds to less than 0.01%.

Putnam Income Fund
Schedule of Investments (unaudited), April 30, 2026
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Country Shares
a
Value
a a a a a a
Management Investment Companies 2.5%
Capital Markets 2.5%
a
Franklin Ultra Short Bond ETF .......................... United States 1,013,480 $ 25,357,270
Total Management Investment Companies (Cost $ 25,217,931 ) ..................
25,357,270
Principal
Amount
*
Corporate Bonds 44.1%
Aerospace & Defense 1.5%
b
BAE Systems plc ,
Senior Bond , 144A, 5.3% , 3/26/34 ..................... United Kingdom 1,100,000 1,123,493
Senior Note , 144A, 5.125% , 3/26/29 ................... United Kingdom 1,745,000 1,781,490
Boeing Co. (The) ,
Senior Bond , 2.95% , 2/01/30 ......................... United States 145,000 137,069
Senior Bond , 3.625% , 2/01/31 ........................ United States 475,000 453,277
Senior Bond , 6.125% , 2/15/33 ........................ United States 1,472,000 1,574,314
Senior Bond , 3.6% , 5/01/34 .......................... United States 443,000 398,296
Senior Bond , 3.25% , 2/01/35 ......................... United States 262,000 226,775
Senior Bond , 6.875% , 3/15/39 ........................ United States 325,000 360,376
Senior Bond , 3.375% , 6/15/46 ........................ United States 797,000 549,818
Senior Bond , 3.9% , 5/01/49 .......................... United States 122,000 89,709
Senior Bond , 6.858% , 5/01/54 ........................ United States 767,000 852,568
Senior Bond , 3.95% , 8/01/59 ......................... United States 1,095,000 761,147
Senior Note , 2.7% , 2/01/27 .......................... United States 584,000 577,309
Senior Note , 6.259% , 5/01/27 ........................ United States 36,000 36,615
Senior Note , 6.298% , 5/01/29 ........................ United States 55,000 57,696
b
Bombardier, Inc. ,
Senior Bond , 144A, 7.45% , 5/01/34 .................... Canada 420,000 462,979
Senior Note , 144A, 6.75% , 6/15/33 .................... Canada 605,000 631,592
b
Honeywell Aerospace, Inc. ,
Senior Bond , 144A, 4.95% , 3/16/36 .................... United States 715,000 707,157
Senior Bond , 144A, 5.732% , 3/16/56 ................... United States 405,000 398,617
Senior Bond , 144A, 5.852% , 3/16/66 ................... United States 275,000 270,891
Senior Note , 144A, 4.6% , 3/16/33 ..................... United States 360,000 355,575
Howmet Aerospace, Inc. ,
Senior Bond , 4.75% , 4/15/36 ......................... United States 165,000 160,347
Senior Bond , 5.95% , 2/01/37 ......................... United States 453,000 482,138
Senior Note , 3% , 1/15/29 ........................... United States 1,183,000 1,141,126
b
TransDigm, Inc. , Senior Secured Note , 144A, 6.875% , 12/15/30 United States 985,000 1,015,963
14,606,337
Automobile Components 0.1%
b
Forvia SE , Senior Note , 144A, 6.75% , 9/15/33 .............. France 1,050,000 1,053,567
Automobiles 0.3%
b
Hyundai Capital America ,
Senior Bond , 144A, 6.375% , 4/08/30 ................... United States 181,000 190,253
Senior Note , 144A, 6.5% , 1/16/29 ..................... United States 1,195,000 1,248,429
Senior Note , 144A, 5.35% , 3/19/29 .................... United States 918,000 934,721
Senior Note , 144A, 4.55% , 9/26/29 .................... United States 485,000 483,077
Senior Note , 144A, 5.4% , 1/08/31 ..................... United States 481,000 490,566
3,347,046
Banks 5.6%
b
Australia & New Zealand Banking Group Ltd. ,
Sub. Bond , 144A, 4.4% , 5/19/26 ...................... Australia 482,000 482,112
Sub. Bond , 144A, 2.57% to 11/24/30, FRN thereafter , 11/25/35 Australia 1,145,000 1,028,437

Putnam Income Fund
Schedule of Investments (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Banks (continued)
Bank of America Corp. ,
Senior Bond , 2.496% to 2/12/30, FRN thereafter , 2/13/31 ... United States 1,325,000 $ 1,227,297
Senior Note , 6.204% to 11/09/27, FRN thereafter , 11/10/28 .. United States 375,000 384,866
Sub. Bond , 5.425% to 8/14/34, FRN thereafter , 8/15/35 ..... United States 1,798,000 1,804,915
Sub. Bond , 3.846% to 3/07/32, FRN thereafter , 3/08/37 ..... United States 2,598,000 2,414,226
L , Sub. Bond , 4.183% , 11/25/27 ...................... United States 3,510,000 3,503,199
Bank of Nova Scotia (The) , Junior Sub. Bond , 7.35% to 4/26/30,
FRN thereafter , 4/27/85 ............................. Canada 1,620,000 1,677,879
b
Banque Federative du Credit Mutuel SA , Senior Preferred Note ,
144A, 4.541% , 1/15/31 .............................. France 760,000 751,352
Barclays plc , Senior Note , 5.367% to 2/24/30, FRN thereafter ,
2/25/31 ......................................... United Kingdom 1,190,000 1,211,600
b
BNP Paribas SA , Sub. Bond , 144A, 4.375% , 5/12/26 ......... France 636,000 636,000
b
BPCE SA , Sub. Bond , 144A, 3.648% to 1/13/32, FRN thereafter ,
1/14/37 ......................................... France 577,000 520,775
b
CaixaBank SA ,
Senior Non-Preferred Note , 144A, 4.634% to 7/02/28, FRN
thereafter , 7/03/29 ................................. Spain 965,000 966,058
Senior Non-Preferred Note , 144A, 5.673% to 3/14/29, FRN
thereafter , 3/15/30 ................................. Spain 810,000 830,939
Citigroup, Inc. ,
c
Junior Sub. Bond , 6.625% to 2/14/31, FRN thereafter ,
Perpetual ....................................... United States 845,000 855,856
c
CC , Junior Sub. Bond , 7.125% to 8/14/29, FRN thereafter ,
Perpetual ....................................... United States 1,367,000 1,387,940
c
GG , Junior Sub. Bond , 6.875% to 8/14/30, FRN thereafter ,
Perpetual ....................................... United States 1,849,000 1,878,495
Sub. Bond , 4.45% , 9/29/27 .......................... United States 3,482,000 3,484,007
Sub. Bond , 4.75% , 5/18/46 .......................... United States 386,000 326,847
b
Commonwealth Bank of Australia ,
Sub. Bond , 144A, 2.688% , 3/11/31 .................... Australia 500,000 452,854
Sub. Bond , 144A, 5.837% , 3/13/34 .................... Australia 855,000 886,084
Fifth Third Bancorp ,
Senior Note , 6.339% to 7/26/28, FRN thereafter , 7/27/29 .... United States 591,000 612,162
Senior Note , 4.895% to 9/05/29, FRN thereafter , 9/06/30 .... United States 470,000 471,855
First-Citizens Bank & Trust Co. , Sub. Bond , 6.125% , 3/09/28 ...
United States 2,279,000 2,335,509
ING Groep NV , Senior Note , 6.083% to 9/10/26, FRN thereafter ,
9/11/27 ......................................... Netherlands 1,625,000 1,633,965
JPMorgan Chase & Co. ,
d
W , Junior Sub. Bond , FRN , 4.914% , ( 3-month SOFR +
1.262% ), 5/15/47 ................................. United States 740,000 667,308
Senior Bond , 5.294% to 7/21/34, FRN thereafter , 7/22/35 ... United States 1,354,000 1,369,436
Senior Bond , 5.502% to 1/23/35, FRN thereafter , 1/24/36 ... United States 636,000 651,514
Senior Note , 4.323% to 4/25/27, FRN thereafter , 4/26/28 .... United States 5,131,000 5,129,065
Senior Note , 5.14% to 1/23/30, FRN thereafter , 1/24/31 ..... United States 1,619,000 1,648,121
Sub. Bond , 2.956% to 5/12/30, FRN thereafter , 5/13/31 ..... United States 2,057,000 1,920,165
Sub. Bond , 5.717% to 9/13/32, FRN thereafter , 9/14/33 ..... United States 647,000 671,536
Sub. Bond , 5.576% to 7/22/35, FRN thereafter , 7/23/36 ..... United States 415,000 421,221
Lloyds Banking Group plc , Sub. Bond , 3.369% to 12/13/41, FRN
thereafter , 12/14/46 ................................ United Kingdom 1,772,000 1,291,524
PNC Financial Services Group, Inc. (The) ,
Senior Bond , 5.373% to 7/20/35, FRN thereafter , 7/21/36 ... United States 285,000 286,540
Sub. Bond , 4.626% to 6/05/32, FRN thereafter , 6/06/33 ..... United States 2,951,000 2,871,939
Toronto-Dominion Bank (The) , Junior Sub. Bond , 8.125% to
10/30/27, FRN thereafter , 10/31/82 ..................... Canada 885,000 921,121

Putnam Income Fund
Schedule of Investments (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Banks (continued)
d
Truist Bank , Sub. Bond , FRN , 4.632% , ( 5-year CMT T-Note +
1.15% ), 9/17/29 ................................... United States 410,000 $ 407,449
Truist Financial Corp. ,
Senior Bond , 5.711% to 1/23/34, FRN thereafter , 1/24/35 ... United States 893,000 919,269
Senior Note , 5.435% to 1/23/29, FRN thereafter , 1/24/30 .... United States 1,143,000 1,169,793
US Bancorp , Sub. Bond , 2.491% to 11/02/31, FRN thereafter ,
11/03/36 ........................................ United States 734,000 638,097
Wells Fargo & Co. , Senior Note , 5.574% to 7/24/28, FRN
thereafter , 7/25/29 ................................. United States 2,647,000 2,705,642
Westpac Banking Corp. , Sub. Bond , 4.421% , 7/24/39 ........
Australia 470,000 423,330
55,878,299
Beverages 0.0%
†
Keurig Dr. Pepper, Inc. , Senior Bond , 5.3% , 3/15/34 .........
United States 465,000 464,094
Biotechnology 0.4%
AbbVie, Inc. ,
Senior Bond , 5.05% , 3/15/34 ......................... United States 261,000 264,717
Senior Bond , 4.75% , 3/15/36 ......................... United States 185,000 180,972
Senior Note , 4.8% , 3/15/29 .......................... United States 1,018,000 1,032,917
Senior Note , 4.4% , 3/15/33 .......................... United States 540,000 530,272
Amgen, Inc. ,
Senior Bond , 5.65% , 3/02/53 ......................... United States 686,000 660,118
Senior Note , 5.25% , 3/02/30 ......................... United States 1,361,000 1,395,706
4,064,702
Broadline Retail 0.5%
Amazon.com, Inc. ,
Senior Bond , 4.875% , 3/13/36 ........................ United States 648,000 638,745
Senior Bond , 5.8% , 3/13/56 .......................... United States 90,000 88,644
Senior Bond , 6.05% , 3/13/76 ......................... United States 580,000 571,934
Senior Note , 4.55% , 3/13/33 ......................... United States 440,000 434,857
b
Match Group Holdings II LLC , Senior Bond , 144A, 4.125% ,
8/01/30 ......................................... United States 1,010,000 949,189
b
Wayfair LLC , Senior Secured Note , 144A, 7.75% , 9/15/30 ..... United States 1,800,000 1,868,758
4,552,127
Building Products 0.1%
Carlisle Cos., Inc. , Senior Bond , 5.25% , 9/15/35 ............
United States 445,000 447,408
b
JH North America Holdings, Inc. ,
Senior Secured Note , 144A, 5.875% , 1/31/31 ............ United States 15,000 15,005
Senior Secured Note , 144A, 6.125% , 7/31/32 ............ United States 70,000 70,202
b
Standard Industries, Inc. , Senior Bond , 144A, 4.375% , 7/15/30 . United States 1,085,000 1,036,555
1,569,170
Capital Markets 2.6%
Ares Capital Corp. , Senior Note , 7% , 1/15/27 ..............
United States 218,000 220,910
Blackstone Private Credit Fund , Senior Note , 3.25% , 3/15/27 ..
United States 874,000 859,952
Deutsche Bank AG , Senior Non-Preferred Note , 2.311% to
11/15/26, FRN thereafter , 11/16/27 ..................... Germany 542,000 535,611
Goldman Sachs Group, Inc. (The) ,
c
U , Junior Sub. Bond , 3.65% to 8/09/26, FRN thereafter ,
Perpetual ....................................... United States 350,000 349,111
Senior Bond , 5.065% to 1/20/36, FRN thereafter , 1/21/37 ... United States 380,000 371,643
Senior Note , 4.153% to 10/20/28, FRN thereafter , 10/21/29 .. United States 1,133,000 1,121,325

Putnam Income Fund
Schedule of Investments (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Capital Markets (continued)
Goldman Sachs Group, Inc. (The), (continued)
Senior Note , 5.094% to 4/19/33, FRN thereafter , 4/20/34 .... United States 305,000 $ 304,369
Intercontinental Exchange, Inc. ,
Senior Bond , 1.85% , 9/15/32 ......................... United States 400,000 338,491
Senior Note , 4.35% , 6/15/29 ......................... United States 655,000 653,911
b
Jane Street Group / JSG Finance, Inc. , Senior Secured Note ,
144A, 6.75% , 5/01/33 ............................... United States 1,370,000 1,408,156
Jefferies Financial Group, Inc. , Senior Note , 4.5% , 9/15/26 ....
United States 1,355,000 1,355,876
b
KKR Group Finance Co. VI LLC , Senior Bond , 144A, 3.75% ,
7/01/29 ......................................... United States 1,161,000 1,127,787
LPL Holdings, Inc. ,
Senior Note , 6.75% , 11/17/28 ........................ United States 855,000 895,275
Senior Note , 5.2% , 3/15/30 .......................... United States 779,000 786,806
Morgan Stanley ,
Senior Bond , 5.073% to 1/29/36, FRN thereafter , 1/30/37 ... United States 570,000 557,936
Senior Bond , 5.9% to 3/12/46, FRN thereafter , 3/13/47 ..... United States 575,000 576,400
Senior Note , 5.123% to 1/31/28, FRN thereafter , 2/01/29 .... United States 1,276,000 1,289,371
Senior Note , 5.23% to 1/14/30, FRN thereafter , 1/15/31 ..... United States 340,000 345,722
Senior Note , 4.493% to 1/15/31, FRN thereafter , 1/16/32 .... United States 570,000 560,990
Senior Note , 4.708% to 3/11/31, FRN thereafter , 3/12/32 .... United States 820,000 813,853
Sub. Bond , 4.35% , 9/08/26 .......................... United States 5,792,000 5,790,928
Sub. Bond , 5.948% to 1/18/33, FRN thereafter , 1/19/38 ..... United States 78,000 80,383
Sub. Bond , 5.942% to 2/06/34, FRN thereafter , 2/07/39 ..... United States 1,201,000 1,237,144
b
MSCI, Inc. ,
Senior Bond , 144A, 3.625% , 9/01/30 ................... United States 3,124,000 2,958,039
Senior Bond , 144A, 3.875% , 2/15/31 ................... United States 460,000 436,920
Nasdaq, Inc. , Senior Bond , 5.55% , 2/15/34 ................
United States 33,000 34,102
S&P Global, Inc. , Senior Bond , 2.5% , 12/01/29 .............
United States 840,000 788,455
b
StoneX Group, Inc. , Secured Note , 144A, 7.875% , 3/01/31 .... United States 985,000 1,037,784
26,837,250
Chemicals 0.0%
†
FMC Corp. , Sub. Bond , 8.45% to 10/31/30, FRN thereafter ,
11/01/55 ........................................ United States 65,000 43,122
Commercial Services & Supplies 0.4%
b
GFL Environmental, Inc. ,
Senior Note , 144A, 4.375% , 8/15/29 ................... United States 1,145,000 1,120,927
Senior Secured Note , 144A, 3.5% , 9/01/28 .............. United States 115,000 112,338
Republic Services, Inc. , Senior Note , 5% , 11/15/29 ..........
United States 772,000 788,358
Waste Connections, Inc. ,
Senior Bond , 4.25% , 12/01/28 ........................ United States 179,000 179,016
Senior Bond , 5% , 3/01/34 ........................... United States 1,036,000 1,044,072
Senior Bond , 4.8% , 7/15/36 .......................... United States 670,000 656,139
3,900,850
Communications Equipment 0.2%
Motorola Solutions, Inc. ,
Senior Bond , 2.3% , 11/15/30 ......................... United States 250,000 225,938
Senior Bond , 5.4% , 4/15/34 .......................... United States 940,000 952,849
Senior Note , 4.85% , 8/15/30 ......................... United States 287,000 289,404
1,468,191

Putnam Income Fund
Schedule of Investments (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Construction & Engineering 0.2%
MasTec, Inc. , Senior Note , 5.9% , 6/15/29 .................
United States 1,758,000 $ 1,812,976
Consumer Finance 2.1%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust ,
Senior Bond , 3.3% , 1/30/32 .......................... Ireland 1,581,000 1,445,464
Senior Bond , 3.4% , 10/29/33 ......................... Ireland 345,000 306,714
Senior Note , 4.875% , 4/01/28 ........................ Ireland 150,000 150,930
Senior Note , 5.1% , 1/19/29 .......................... Ireland 1,240,000 1,256,039
Senior Note , 4.125% , 2/28/29 ........................ Ireland 260,000 256,842
Senior Note , 4.625% , 9/10/29 ........................ Ireland 565,000 564,099
b
Aircastle Ltd. / Aircastle Ireland DAC , Senior Note , 144A, 5.25% ,
3/15/30 ......................................... United States 695,000 702,218
Ally Financial, Inc. ,
Senior Bond , 8% , 11/01/31 .......................... United States 544,000 607,841
Senior Note , 4.75% , 6/09/27 ......................... United States 382,000 383,120
American Express Co. , Senior Note , 5.098% to 2/15/27, FRN
thereafter , 2/16/28 ................................. United States 524,000 527,145
b
Avolon Holdings Funding Ltd. ,
Senior Note , 144A, 5.75% , 11/15/29 ................... Ireland 1,173,000 1,202,351
Senior Note , 144A, 4.9% , 10/10/30 .................... Ireland 1,225,000 1,219,054
Capital One Financial Corp. ,
Senior Note , 4.493% to 9/10/30, FRN thereafter , 9/11/31 .... United States 145,000 142,703
Senior Note , 7.624% to 10/29/30, FRN thereafter , 10/30/31 .. United States 1,068,000 1,179,322
Sub. Bond , 2.359% to 7/28/31, FRN thereafter , 7/29/32 ..... United States 642,000 553,513
b
FirstCash, Inc. ,
Senior Note , 144A, 6.875% , 3/01/32 ................... United States 1,160,000 1,190,312
Senior Note , 144A, 6.125% , 5/01/34 ................... United States 700,000 698,928
Ford Motor Credit Co. LLC ,
Senior Note , 5.8% , 3/05/27 .......................... United States 970,000 977,030
Senior Note , 4.125% , 8/17/27 ........................ United States 805,000 795,646
General Motors Financial Co., Inc. ,
Senior Bond , 5.45% , 9/06/34 ......................... United States 480,000 480,030
Senior Note , 4.2% , 10/27/28 ......................... United States 315,000 312,483
Senior Note , 5.8% , 1/07/29 .......................... United States 1,056,000 1,086,760
Senior Note , 4.9% , 10/06/29 ......................... United States 389,000 391,595
b
Jefferson Capital Holdings LLC , Senior Note , 144A, 8.25% ,
5/15/30 ......................................... United States 870,000 910,926
b
Macquarie Airfinance Holdings Ltd. ,
Senior Note , 144A, 5.15% , 3/17/30 .................... United Kingdom 758,000 755,278
Senior Note , 144A, 6.5% , 3/26/31 ..................... United Kingdom 447,000 467,394
OneMain Finance Corp. , Senior Note , 7.5% , 5/15/31 .........
United States 1,820,000 1,867,063
20,430,800
Consumer Staples Distribution & Retail 0.5%
b
7-Eleven, Inc. ,
Senior Bond , 144A, 1.8% , 2/10/31 ..................... United States 244,000 212,637
Senior Note , 144A, 1.3% , 2/10/28 ..................... United States 2,222,000 2,103,708
b
Alimentation Couche-Tard, Inc. ,
Senior Bond , 144A, 3.55% , 7/26/27 .................... Canada 1,437,000 1,422,194
Senior Bond , 144A, 2.95% , 1/25/30 .................... Canada 916,000 864,751
b
US Foods, Inc. , Senior Note , 144A, 4.625% , 6/01/30 ......... United States 1,045,000 1,022,825
5,626,115
Containers & Packaging 0.5%
AptarGroup, Inc. , Senior Note , 4.75% , 3/30/31 .............
United States 585,000 581,061

Putnam Income Fund
Schedule of Investments (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Containers & Packaging (continued)
Berry Global, Inc. ,
Senior Secured Note , 1.65% , 1/15/27 .................. United States 3,143,000 $ 3,083,539
Senior Secured Note , 5.5% , 4/15/28 ................... United States 263,000 267,959
WestRock MWV LLC , Senior Bond , 8.2% , 1/15/30 ...........
United States 426,000 477,193
4,409,752
Diversified REITs 0.5%
VICI Properties LP ,
Senior Bond , 5.75% , 4/01/34 ......................... United States 460,000 467,244
Senior Note , 4.75% , 2/15/28 ......................... United States 1,339,000 1,341,326
b
VICI Properties LP / VICI Note Co., Inc. ,
Senior Note , 144A, 3.75% , 2/15/27 .................... United States 844,000 838,141
Senior Note , 144A, 4.5% , 1/15/28 ..................... United States 1,605,000 1,595,881
Senior Note , 144A, 3.875% , 2/15/29 ................... United States 972,000 947,009
5,189,601
Diversified Telecommunication Services 1.2%
AT&T, Inc. ,
Senior Bond , 4.35% , 3/01/29 ......................... United States 1,525,000 1,523,778
Senior Bond , 2.55% , 12/01/33 ........................ United States 774,000 654,645
Senior Bond , 5.125% , 4/30/36 ........................ United States 480,000 472,312
Senior Bond , 4.5% , 3/09/48 .......................... United States 356,000 285,099
Senior Bond , 6.2% , 10/30/56 ......................... United States 390,000 386,600
Senior Note , 1.65% , 2/01/28 ......................... United States 305,000 291,257
Senior Note , 4.1% , 2/15/28 .......................... United States 474,000 472,313
b
CCO Holdings LLC / CCO Holdings Capital Corp. , Senior Bond ,
144A, 4.75% , 2/01/32 ............................... United States 1,075,000 963,361
b
Cipher Compute LLC , Senior Secured Note , 144A, 7.125% ,
11/15/30 ........................................ United States 2,190,000 2,272,693
b
RD Michigan Property Owner I LLC , Senior Secured Bond , 144A,
7.5% , 3/30/45 .................................... United States 1,315,000 1,315,397
Sprint Capital Corp. , Senior Bond , 6.875% , 11/15/28 .........
United States 1,702,000 1,797,298
b
SV RNO Property Owner 1 LLC , Senior Secured Note , 144A,
5.875% , 3/01/31 ................................... United States 665,000 652,896
Verizon Communications, Inc. ,
Senior Bond , 5.25% , 4/02/35 ......................... United States 263,000 263,047
Senior Bond , 5.875% , 11/30/55 ....................... United States 355,000 343,319
Senior Note , 4.75% , 1/15/33 ......................... United States 524,000 517,247
12,211,262
Electric Utilities 3.8%
American Electric Power Co., Inc. ,
C , Junior Sub. Bond , 5.8% to 3/14/31, FRN thereafter , 3/15/56 United States 1,280,000 1,273,675
D , Junior Sub. Bond , 6.05% to 3/14/36, FRN thereafter ,
3/15/56 ......................................... United States 425,000 423,850
Senior Bond , 5.625% , 3/01/33 ........................ United States 572,000 591,776
b
American Transmission Systems, Inc. , Senior Bond , 144A,
2.65% , 1/15/32 ................................... United States 430,000 385,700
DTE Electric Co. ,
Senior Bond , 5.25% , 5/15/35 ......................... United States 1,030,000 1,045,003
A , Senior Bond , 4.85% , 3/01/36 ....................... United States 550,000 537,990
Duke Energy Corp. ,
Senior Bond , 5.75% , 9/15/33 ......................... United States 1,774,000 1,855,774
Senior Bond , 5.8% , 6/15/54 .......................... United States 1,267,000 1,212,955
Senior Note , 4.85% , 1/05/29 ......................... United States 85,000 85,848

Putnam Income Fund
Schedule of Investments (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Electric Utilities (continued)
Duke Energy Ohio, Inc. , Senior Bond , 3.65% , 2/01/29 ........
United States 758,000 $ 745,018
b
Enel Finance International NV ,
Senior Bond , 144A, 2.5% , 7/12/31 ..................... Italy 785,000 699,656
Senior Bond , 144A, 7.5% , 10/14/32 .................... Italy 1,255,000 1,417,739
Eversource Energy , Senior Note , 5.45% , 3/01/28 ............
United States 1,078,000 1,094,451
Exelon Corp. ,
Senior Bond , 5.625% , 6/15/35 ........................ United States 709,000 727,526
Senior Note , 5.15% , 3/15/29 ......................... United States 1,242,000 1,265,372
FirstEnergy Transmission LLC , Senior Note , 4.55% , 1/15/30 ...
United States 425,000 424,772
Georgia Power Co. ,
Senior Bond , 4.7% , 5/15/32 .......................... United States 401,000 402,524
Senior Bond , 4.95% , 5/17/33 ......................... United States 829,000 835,205
Senior Bond , 5.25% , 3/15/34 ......................... United States 297,000 302,753
IPALCO Enterprises, Inc. , Senior Secured Note , 4.25% , 5/01/30
United States 1,500,000 1,449,091
NextEra Energy Capital Holdings, Inc. ,
Senior Bond , 5.9% , 3/15/55 .......................... United States 805,000 789,310
Senior Note , 5.3% , 3/15/32 .......................... United States 2,585,000 2,652,966
NRG Energy, Inc. ,
b
Senior Bond , 144A, 6.25% , 11/01/34 ................... United States 980,000 992,034
Senior Note , 5.75% , 1/15/28 ......................... United States 920,000 921,462
Oncor Electric Delivery Co. LLC , Senior Secured Bond , 4.95% ,
9/15/52 ......................................... United States 1,648,000 1,444,050
Pacific Gas and Electric Co. ,
Senior Bond , 5.9% , 6/15/32 .......................... United States 1,117,000 1,160,722
Senior Bond , 6.95% , 3/15/34 ......................... United States 543,000 595,481
Senior Bond , 4.95% , 7/01/50 ......................... United States 545,000 452,956
Senior Bond , 6.75% , 1/15/53 ......................... United States 245,000 256,009
Senior Note , 6.1% , 1/15/29 .......................... United States 1,834,000 1,895,774
PG&E Corp. , Senior Secured Bond , 5.25% , 7/01/30 .........
United States 115,000 113,892
Southern Co. (The) ,
Senior Bond , 5.7% , 3/15/34 .......................... United States 642,000 665,909
Senior Note , 5.5% , 3/15/29 .......................... United States 763,000 784,665
Virginia Electric and Power Co. ,
Senior Bond , 5.05% , 8/15/34 ......................... United States 691,000 692,413
Senior Bond , 4.95% , 3/15/36 ......................... United States 1,060,000 1,033,802
C , Senior Bond , 4.9% , 9/15/35 ....................... United States 1,370,000 1,340,838
b
Vistra Operations Co. LLC ,
Senior Bond , 144A, 6.95% , 10/15/33 ................... United States 1,188,000 1,294,537
Senior Bond , 144A, 6% , 4/15/34 ...................... United States 769,000 794,132
Senior Bond , 144A, 5.25% , 10/15/35 ................... United States 370,000 359,284
Senior Note , 144A, 3.7% , 1/30/27 ..................... United States 904,000 899,634
Senior Note , 144A, 4.375% , 5/01/29 ................... United States 115,000 113,046
Senior Note , 144A, 4.6% , 10/15/30 .................... United States 250,000 245,526
Senior Secured Bond , 144A, 4.3% , 7/15/29 .............. United States 915,000 898,208
Xcel Energy, Inc. ,
Senior Bond , 5.45% , 8/15/33 ......................... United States 880,000 899,218
Senior Bond , 5.6% , 4/15/35 .......................... United States 1,590,000 1,619,986
39,692,532
Electrical Equipment 0.4%
Eaton Corp. , Senior Bond , 4.8% , 3/06/36 .................
United States 600,000 590,912
b
Vertiv Group Corp. , Senior Secured Note , 144A, 4.125% ,
11/15/28 ........................................ United States 2,007,000 1,984,188

Putnam Income Fund
Schedule of Investments (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Electrical Equipment (continued)
Vertiv Holdings Co. ,
Senior Bond , 4.85% , 3/15/36 ......................... United States 953,000 $ 928,084
Senior Bond , 5.8% , 3/15/56 .......................... United States 220,000 213,509
3,716,693
Electronic Equipment, Instruments & Components 0.1%
Amphenol Corp. , Senior Note , 4.4% , 2/15/33 ...............
United States 1,075,000 1,051,231
Energy Equipment & Services 0.2%
b
Kodiak Gas Services LLC , Senior Note , 144A, 6.5% , 10/01/33 .. United States 895,000 915,976
Patterson-UTI Energy, Inc. , Senior Bond , 5.15% , 11/15/29 .....
United States 403,000 403,852
b
Weatherford International Ltd. , Senior Note , 144A, 6.75% ,
10/15/33 ........................................ United States 975,000 1,011,913
2,331,741
Entertainment 0.2%
b
Netflix, Inc. , Senior Bond , 144A, 5.375% , 11/15/29 .......... United States 1,365,000 1,402,801
b
OAK-Eagle Acquireco, Inc. , Senior Secured Note , 144A, 7.25% ,
7/01/33 ......................................... United States 1,090,000 1,123,649
2,526,450
Financial Services 0.4%
Corebridge Financial, Inc. , Senior Note , 3.85% , 4/05/29 .......
United States 1,209,000 1,183,899
b
Petronas Capital Ltd. , Senior Note , 144A, 4.95% , 1/03/31 ..... Malaysia 930,000 952,629
b
Rocket Cos., Inc. , Senior Note , 144A, 6.375% , 8/01/33 ....... United States 1,655,000 1,677,251
3,813,779
Food Products 0.8%
JBS NV / JBS USA Foods Group Holdings, Inc. / JBS USA Food
Co. Holdings ,
b
Senior Bond , 144A, 5.625% , 3/10/37 ................... United States 205,000 204,753
b
Senior Bond , 144A, 6.4% , 5/10/57 ..................... United States 200,000 196,936
Senior Note , 3% , 2/02/29 ........................... United States 1,324,000 1,272,438
Senior Note , 5.75% , 4/01/33 ......................... United States 300,000 309,052
Senior Note , 6.75% , 3/15/34 ......................... United States 110,000 119,614
Senior Note , 5.95% , 4/20/35 ......................... United States 1,040,000 1,077,714
Kellanova ,
Senior Bond , 4.5% , 4/01/46 .......................... United States 153,000 130,840
B , Senior Bond , 7.45% , 4/01/31 ....................... United States 241,000 271,464
Kraft Heinz Foods Co. ,
Senior Bond , 6.875% , 1/26/39 ........................ United States 330,000 359,517
Senior Bond , 4.625% , 10/01/39 ....................... United States 330,000 291,789
Senior Bond , 5% , 6/04/42 ........................... United States 1,180,000 1,043,907
b
Mars, Inc. ,
Senior Bond , 144A, 5.65% , 5/01/45 .................... United States 595,000 585,937
Senior Bond , 144A, 5.7% , 5/01/55 ..................... United States 1,120,000 1,090,559
Senior Bond , 144A, 5.8% , 5/01/65 ..................... United States 305,000 299,269
Senior Note , 144A, 4.65% , 4/20/31 .................... United States 126,000 127,021
Senior Note , 144A, 5% , 3/01/32 ...................... United States 170,000 172,500
Senior Note , 144A, 5.2% , 3/01/35 ..................... United States 970,000 978,992
8,532,302
Gas Utilities 0.1%
CenterPoint Energy Resources Corp. , Senior Bond , 5.4% ,
7/01/34 ......................................... United States 469,000 480,524

Putnam Income Fund
Schedule of Investments (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Ground Transportation 0.9%
b
Ashtead Capital, Inc. ,
Senior Bond , 144A, 4.375% , 8/15/27 ................... United Kingdom 1,995,000 $ 1,983,713
Senior Bond , 144A, 2.45% , 8/12/31 .................... United Kingdom 505,000 446,290
Senior Bond , 144A, 5.95% , 10/15/33 ................... United Kingdom 370,000 384,313
Burlington Northern Santa Fe LLC , Senior Bond , 5.55% , 3/15/56
United States 510,000 493,741
b
Penske Truck Leasing Co. LP / PTL Finance Corp. , Senior Note ,
144A, 4.4% , 7/01/27 ............................... United States 1,546,000 1,543,358
Ryder System, Inc. , Senior Note , 4.95% , 9/01/29 ............
United States 759,000 769,968
b
SMBC Aviation Capital Finance DAC ,
Senior Note , 144A, 5.3% , 4/03/29 ..................... Ireland 1,402,000 1,422,515
Senior Note , 144A, 5.1% , 4/01/30 ..................... Ireland 400,000 403,390
7,447,288
Health Care Equipment & Supplies 0.1%
GE HealthCare Technologies, Inc. , Senior Note , 4.8% , 8/14/29 .
United States 413,000 416,303
b
Medline Borrower LP , Senior Secured Note , 144A, 3.875% ,
4/01/29 ......................................... United States 1,205,000 1,171,335
1,587,638
Health Care Providers & Services 1.0%
CVS Health Corp. ,
Junior Sub. Bond , 7% to 3/09/30, FRN thereafter , 3/10/55 ... United States 955,000 991,469
Senior Bond , 1.875% , 2/28/31 ........................ United States 360,000 315,751
Senior Bond , 4.78% , 3/25/38 ......................... United States 1,802,000 1,670,776
b
DaVita, Inc. ,
Senior Note , 144A, 6.875% , 9/01/32 ................... United States 960,000 991,518
Senior Note , 144A, 6.75% , 7/15/33 .................... United States 25,000 25,792
HCA, Inc. ,
Senior Bond , 5.25% , 6/15/26 ......................... United States 597,000 597,473
Senior Bond , 4.5% , 2/15/27 .......................... United States 302,000 302,016
Senior Bond , 5.6% , 4/01/34 .......................... United States 731,000 749,532
Senior Bond , 6% , 4/01/54 ........................... United States 962,000 928,325
Senior Note , 3.625% , 3/15/32 ........................ United States 334,000 311,862
Senior Note , 4.6% , 11/15/32 ......................... United States 525,000 512,386
Humana, Inc. , Senior Note , 5.75% , 3/01/28 ................
United States 1,700,000 1,733,653
Icon Investments Six DAC ,
Senior Secured Note , 5.809% , 5/08/27 ................. United States 874,000 880,880
Senior Secured Note , 5.849% , 5/08/29 ................. United States 406,000 413,769
10,425,202
Health Care Technology 0.1%
b
IQVIA, Inc. , Senior Note , 144A, 6.25% , 6/01/32 ............. United States 1,090,000 1,111,414
Hotel & Resort REITs 0.1%
b
RHP Hotel Properties LP / RHP Finance Corp. , Senior Note ,
144A, 6.5% , 6/15/33 ............................... United States 995,000 1,025,465
Hotels, Restaurants & Leisure 1.9%
b
1011778 BC ULC / New Red Finance, Inc. ,
Secured Bond , 144A, 4% , 10/15/30 .................... Canada 980,000 932,860
Senior Secured Note , 144A, 3.5% , 2/15/29 .............. Canada 115,000 110,879
Airbnb, Inc. ,
Senior Bond , 5.25% , 3/16/36 ......................... United States 215,000 214,502
Senior Note , 4.65% , 3/16/31 ......................... United States 425,000 424,402
b
Carnival Corp. ,
Senior Note , 144A, 5.125% , 5/01/29 ................... United States 1,310,000 1,306,755

Putnam Income Fund
Schedule of Investments (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Hotels, Restaurants & Leisure (continued)
b
Carnival Corp., (continued)
Senior Note , 144A, 5.75% , 3/15/30 .................... United States 1,325,000 $ 1,344,934
Senior Note , 144A, 5.75% , 8/01/32 .................... United States 1,080,000 1,086,780
Senior Secured Note , 144A, 4% , 8/01/28 ................ United States 3,214,000 3,139,982
b
Hilton Domestic Operating Co., Inc. , Senior Note , 144A, 5.75% ,
9/15/33 ......................................... United States 925,000 931,720
Hyatt Hotels Corp. ,
Senior Note , 5.25% , 6/30/29 ......................... United States 460,000 467,326
Senior Note , 5.375% , 12/15/31 ....................... United States 310,000 316,059
Las Vegas Sands Corp. , Senior Note , 3.5% , 8/18/26 .........
United States 769,000 767,090
Marriott International, Inc. , Senior Note , 4.5% , 5/01/33 ........
United States 590,000 572,029
b
Rivers Enterprise Borrower LLC , Senior Secured Note , 144A,
6.25% , 10/15/30 ................................... United States 910,000 926,150
b
Royal Caribbean Cruises Ltd. ,
Senior Note , 144A, 6.25% , 3/15/32 .................... United States 1,719,000 1,757,534
Senior Note , 144A, 6% , 2/01/33 ...................... United States 981,000 996,295
b
Station Casinos LLC , Senior Bond , 144A, 4.625% , 12/01/31 ... United States 1,085,000 1,022,207
b
Viking Cruises Ltd. , Senior Note , 144A, 9.125% , 7/15/31 ...... United States 1,000,000 1,054,127
17,371,631
Household Durables 0.3%
DR Horton, Inc. , Senior Bond , 5% , 10/15/34 ...............
United States 351,000 347,661
b
Taylor Morrison Communities, Inc. , Senior Bond , 144A, 5.125% ,
8/01/30 ......................................... United States 1,030,000 1,026,550
Toll Brothers Finance Corp. ,
Senior Bond , 4.35% , 2/15/28 ......................... United States 773,000 770,269
Senior Bond , 3.8% , 11/01/29 ......................... United States 864,000 842,096
2,986,576
Independent Power and Renewable Electricity Producers 0.6%
b
AES Andes SA , Senior Note , 144A, 6.25% , 3/14/32 .......... Chile 450,000 466,541
b
Alexander Funding Trust II , Senior Secured Note , 144A, 7.467% ,
7/31/28 ......................................... United States 1,423,000 1,497,887
Constellation Energy Generation LLC ,
Senior Bond , 6.125% , 1/15/34 ........................ United States 320,000 343,015
Senior Bond , 6.5% , 10/01/53 ......................... United States 785,000 834,422
Senior Bond , 5.75% , 3/15/54 ......................... United States 485,000 474,107
Senior Note , 5.6% , 3/01/28 .......................... United States 1,245,000 1,270,515
Senior Note , 4.4% , 1/15/31 .......................... United States 410,000 405,834
Southern Power Co. ,
B , Senior Bond , 4.9% , 10/01/35 ....................... United States 360,000 348,839
A , Senior Note , 4.25% , 10/01/30 ...................... United States 200,000 197,685
5,838,845
Insurance 1.3%
Aon Global Ltd. , Senior Bond , 4.25% , 12/12/42 .............
United States 820,000 684,914
Arthur J Gallagher & Co. , Senior Note , 4.85% , 12/15/29 ......
United States 695,000 701,906
b
Athene Global Funding ,
Secured Bond , 144A, 2.55% , 11/19/30 ................. United States 391,000 348,024
Secured Note , 144A, 5.526% , 7/11/31 .................. United States 1,439,000 1,447,050
Secured Note , 144A, 5.322% , 11/13/31 ................. United States 871,000 868,278
Athene Holding Ltd. , Senior Bond , 5.875% , 1/15/34 ..........
United States 469,000 472,163
Brown & Brown, Inc. ,
Senior Note , 4.9% , 6/23/30 .......................... United States 1,124,000 1,122,920

Putnam Income Fund
Schedule of Investments (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Insurance (continued)
Brown & Brown, Inc., (continued)
Senior Note , 5.25% , 6/23/32 ......................... United States 405,000 $ 404,335
CNA Financial Corp. , Senior Bond , 5.125% , 2/15/34 .........
United States 537,000 532,835
b
CNO Global Funding ,
Secured Note , 144A, 2.65% , 1/06/29 ................... United States 307,000 291,380
Secured Note , 144A, 4.95% , 9/09/29 ................... United States 332,000 334,543
b
Corebridge Global Funding , Secured Note , 144A, 5.2% , 6/24/29 United States 917,000 931,306
F&G Annuities & Life, Inc. , Senior Note , 6.5% , 6/04/29 .......
United States 1,104,000 1,117,510
Fairfax Financial Holdings Ltd. , Senior Note , 4.85% , 4/17/28 ...
Canada 504,000 507,129
b
Protective Life Global Funding , Secured Note , 144A, 5.467% ,
12/08/28 ........................................ United States 885,000 904,529
10,668,822
Interactive Media & Services 0.1%
Meta Platforms, Inc. ,
Senior Bond , 5.25% , 5/15/36 ......................... United States 605,000 604,002
Senior Bond , 6.3% , 5/15/56 .......................... United States 435,000 436,544
1,040,546
IT Services 0.3%
b
Beignet Investor LLC , Senior Secured Bond , 144A, 6.581% ,
5/30/49 ......................................... United States 535,000 552,997
b
Cogent Communications Group LLC / Cogent Finance, Inc. ,
Senior Secured Note , 144A, 6.5% , 7/01/32 ............... United States 2,110,000 1,959,346
2,512,343
Leisure Products 0.2%
Brunswick Corp. ,
Senior Bond , 2.4% , 8/18/31 .......................... United States 867,000 755,896
Senior Note , 5.85% , 3/18/29 ......................... United States 830,000 852,159
b
Mattel, Inc. , Senior Note , 144A, 3.75% , 4/01/29 ............. United States 110,000 106,767
1,714,822
Life Sciences Tools & Services 0.2%
Illumina, Inc. , Senior Note , 4.65% , 9/09/26 ................
United States 819,000 819,553
Thermo Fisher Scientific, Inc. , Senior Bond , 4.902% , 2/12/36 ...
United States 495,000 490,211
1,309,764
Machinery 0.2%
b
ESAB Corp. , Senior Note , 144A, 5.625% , 4/01/31 ........... United States 1,025,000 1,037,002
Oshkosh Corp. , Senior Bond , 4.6% , 5/15/28 ...............
United States 1,176,000 1,176,333
2,213,335
Media 0.4%
Charter Communications Operating LLC / Charter
Communications Operating Capital Corp. ,
Senior Secured Bond , 5.05% , 3/30/29 .................. United States 299,000 299,831
Senior Secured Bond , 5.85% , 12/01/35 ................. United States 415,000 405,158
Senior Secured Bond , 3.5% , 6/01/41 ................... United States 485,000 336,714
Senior Secured Bond , 4.8% , 3/01/50 ................... United States 245,000 180,224
b
Nexstar Media, Inc. , Senior Secured Note , 144A, 6.5% , 9/15/33 United States 1,115,000 1,124,300
Omnicom Group, Inc. , Senior Note , 2.4% , 3/01/31 ...........
United States 391,000 349,600

Putnam Income Fund
Schedule of Investments (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Media (continued)
Time Warner Cable Enterprises LLC , Senior Secured Bond ,
8.375% , 7/15/33 ................................... United States 1,937,000 $ 2,194,701
4,890,528
Metals & Mining 0.7%
b
Anglo American Capital plc , Senior Note , 144A, 5% , 3/21/33 ... South Africa 760,000 751,903
Commercial Metals Co. ,
Senior Bond , 4.375% , 3/15/32 ........................ United States 115,000 108,337
Senior Note , 4.125% , 1/15/30 ........................ United States 975,000 936,836
b
Glencore Funding LLC ,
Senior Bond , 144A, 2.5% , 9/01/30 ..................... Australia 1,493,000 1,359,684
Senior Bond , 144A, 5.634% , 4/04/34 ................... Australia 984,000 1,011,670
Senior Bond , 144A, 5.508% , 4/01/36 ................... Australia 760,000 765,628
Senior Note , 144A, 6.125% , 10/06/28 .................. Australia 721,000 746,142
Senior Note , 144A, 6.375% , 10/06/30 .................. Australia 1,027,000 1,089,091
6,769,291
Multi-Utilities 0.7%
Ameren Corp. , Senior Note , 5% , 1/15/29 ..................
United States 757,000 768,538
Dominion Energy, Inc. , Junior Sub. Bond , 6.2% to 2/14/36, FRN
thereafter , 2/15/56 ................................. United States 620,000 621,455
DTE Energy Co. , Senior Bond , 5.85% , 6/01/34 .............
United States 684,000 717,097
NiSource, Inc. , Senior Note , 5.2% , 7/01/29 ................
United States 855,000 871,763
Puget Sound Energy, Inc. , Senior Bond , 5.448% , 6/01/53 .....
United States 684,000 648,179
Sempra, Inc. ,
Senior Bond , 3.25% , 6/15/27 ......................... United States 1,336,000 1,318,543
Senior Bond , 5.5% , 8/01/33 .......................... United States 850,000 876,000
Southern Co. Gas Capital Corp. , Senior Bond , 4.95% , 9/15/34 .
United States 340,000 335,412
6,156,987
Oil, Gas & Consumable Fuels 3.7%
b
Aker BP ASA , Senior Bond , 144A, 5.8% , 10/01/54 ........... Norway 947,000 871,660
b
Antero Resources Corp. , Senior Note , 144A, 5.375% , 3/01/30 .. United States 90,000 90,593
Canadian Natural Resources Ltd. ,
Senior Bond , 7.2% , 1/15/32 .......................... Canada 856,000 954,259
Senior Note , 5% , 12/15/29 .......................... Canada 935,000 948,688
Cheniere Energy Partners LP ,
Senior Bond , 3.25% , 1/31/32 ......................... United States 562,000 514,502
Senior Note , 4.5% , 10/01/29 ......................... United States 2,912,000 2,897,618
Senior Note , 4% , 3/01/31 ........................... United States 72,000 69,441
b
Cheniere Energy, Inc. , Senior Bond , 144A, 5.2% , 7/30/36 ..... United States 155,000 153,294
b
Columbia Pipelines Operating Co. LLC , Senior Note , 144A,
5.927% , 8/15/30 ................................... United States 915,000 957,655
b
Crescent Energy Finance LLC , Senior Note , 144A, 8.375% ,
1/15/34 ......................................... United States 440,000 465,549
Diamondback Energy, Inc. , Senior Bond , 6.25% , 3/15/33 ......
United States 1,599,000 1,714,884
b
DT Midstream, Inc. , Senior Bond , 144A, 5.8% , 12/15/34 ...... United States 1,515,000 1,562,030
Eastern Energy Gas Holdings LLC ,
Senior Bond , 5.8% , 1/15/35 .......................... United States 1,055,000 1,098,180
Senior Bond , 5.65% , 10/15/54 ........................ United States 405,000 382,025
Enbridge, Inc. , Senior Note , 1.6% , 10/04/26 ...............
Canada 456,000 451,274
Energy Transfer LP ,
c
B , Junior Sub. Bond , 6.625% to 2/14/28, FRN thereafter ,
Perpetual ....................................... United States 1,817,000 1,838,786

Putnam Income Fund
Schedule of Investments (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Oil, Gas & Consumable Fuels (continued)
Energy Transfer LP, (continued)
Senior Bond , 5.75% , 2/15/33 ......................... United States 388,000 $ 404,158
Senior Note , 5.25% , 7/01/29 ......................... United States 1,424,000 1,454,750
b
Hess Midstream Operations LP , Senior Note , 144A, 4.25% ,
2/15/30 ......................................... United States 1,065,000 1,033,446
b
Hilcorp Energy I LP / Hilcorp Finance Co. , Senior Bond , 144A,
6% , 2/01/31 ...................................... United States 1,430,000 1,414,045
b
KazMunayGas National Co. JSC , Senior Bond , Reg S, 5.375% ,
4/24/30 ......................................... Kazakhstan 600,000 611,177
Kinder Morgan, Inc. ,
Senior Bond , 7.75% , 1/15/32 ......................... United States 1,976,000 2,263,751
Senior Note , 5% , 2/01/29 ........................... United States 128,000 129,959
b
Kinetik Holdings LP ,
Senior Note , 144A, 6.625% , 12/15/28 .................. United States 900,000 918,552
Senior Note , 144A, 5.875% , 6/15/30 ................... United States 105,000 105,413
Murphy Oil Corp. , Senior Note , 6% , 10/01/32 ...............
United States 255,000 256,834
Occidental Petroleum Corp. ,
Senior Bond , 7.5% , 5/01/31 .......................... United States 20,000 22,283
Senior Bond , 6.2% , 3/15/40 .......................... United States 93,000 96,167
ONEOK, Inc. ,
Senior Bond , 6.35% , 1/15/31 ......................... United States 310,000 329,205
Senior Note , 4.75% , 10/15/31 ........................ United States 665,000 661,079
b
Senior Note , 144A, 6.5% , 9/01/30 ..................... United States 85,000 89,797
b
Pertamina Hulu Energi PT , Senior Note , 144A, 5.25% , 5/21/30 . Indonesia 500,000 505,560
South Bow USA Infrastructure Holdings LLC , Senior Note ,
5.026% , 10/01/29 .................................. Canada 1,325,000 1,334,709
b
Sunoco LP , Senior Note , 144A, 6.25% , 7/01/33 ............. United States 1,010,000 1,032,789
Targa Resources Corp. , Senior Note , 4.35% , 4/15/31 ........
United States 470,000 460,864
Targa Resources Partners LP / Targa Resources Partners
Finance Corp. ,
Senior Bond , 5% , 1/15/28 ........................... United States 1,076,000 1,074,621
Senior Bond , 4.875% , 2/01/31 ........................ United States 938,000 937,807
Transcontinental Gas Pipe Line Co. LLC , Senior Note , 5.1% ,
3/15/36 ......................................... United States 580,000 575,714
b
Venture Global Calcasieu Pass LLC ,
Senior Secured Bond , 144A, 6% , 5/01/36 ............... United States 365,000 368,012
Senior Secured Note , 144A, 6.25% , 1/15/30 ............. United States 2,600,000 2,677,361
b
Venture Global LNG, Inc. , Senior Secured Note , 144A, 8.375% ,
6/01/31 ......................................... United States 230,000 239,914
b
Venture Global Plaquemines LNG LLC , Senior Secured Note ,
144A, 7.5% , 5/01/33 ............................... United States 910,000 1,009,552
Viper Energy Partners LLC ,
Senior Bond , 5.7% , 8/01/35 .......................... United States 618,000 627,723
Senior Note , 4.9% , 8/01/30 .......................... United States 583,000 582,958
Williams Cos., Inc. (The) , Senior Bond , 5.6% , 3/15/35 ........
United States 975,000 999,490
37,188,128
Paper & Forest Products 0.2%
b
Georgia-Pacific LLC ,
Senior Note , 144A, 0.95% , 5/15/26 .................... United States 457,000 456,435
Senior Note , 144A, 4.95% , 6/30/32 .................... United States 805,000 815,955
Senior Note , 144A, 4.9% , 5/15/33 ..................... United States 700,000 698,795
1,971,185

Putnam Income Fund
Schedule of Investments (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Passenger Airlines 0.2%
b
AS Mileage Plan IP Ltd. , Senior Secured Note , 144A, 5.021% ,
10/20/29 ........................................ United States 1,790,000 $ 1,772,148
Personal Care Products 0.4%
Haleon US Capital LLC , Senior Note , 3.375% , 3/24/27 .......
United States 1,331,000 1,320,177
Kenvue, Inc. ,
Senior Note , 4.85% , 5/22/32 ......................... United States 460,000 465,519
Senior Note , 4.9% , 3/22/33 .......................... United States 1,720,000 1,732,146
b
Opal Bidco SAS , Senior Secured Note , 144A, 6.5% , 3/31/32 ... France 995,000 1,013,583
4,531,425
Pharmaceuticals 1.4%
Bristol-Myers Squibb Co. , Senior Bond , 5.2% , 2/22/34 ........
United States 744,000 762,271
Merck & Co., Inc. ,
Senior Bond , 4.75% , 12/04/35 ........................ United States 450,000 440,667
Senior Note , 4.45% , 12/04/32 ........................ United States 280,000 277,448
Novartis Capital Corp. ,
Senior Bond , 4.9% , 3/18/36 .......................... United States 630,000 625,880
Senior Bond , 5.7% , 3/18/56 .......................... United States 340,000 340,804
Senior Note , 4.1% , 11/05/30 ......................... United States 2,005,000 1,979,319
Senior Note , 4.6% , 3/18/33 .......................... United States 510,000 506,625
Pfizer Investment Enterprises Pte. Ltd. ,
Senior Bond , 4.75% , 5/19/33 ......................... United States 613,000 610,591
Senior Bond , 5.3% , 5/19/53 .......................... United States 854,000 791,687
Pharmacia LLC , Senior Bond , 6.6% , 12/01/28 ..............
United States 1,780,000 1,879,824
Royalty Pharma plc ,
Senior Bond , 5.4% , 9/02/34 .......................... United States 1,168,000 1,184,070
Senior Bond , 5.2% , 9/25/35 .......................... United States 260,000 257,752
Senior Note , 2.2% , 9/02/30 .......................... United States 982,000 887,114
Teva Pharmaceutical Finance Netherlands III BV ,
Senior Bond , 4.1% , 10/01/46 ......................... Israel 1,015,000 782,825
Senior Note , 5.125% , 5/09/29 ........................ Israel 200,000 200,858
Senior Note , 8.125% , 9/15/31 ........................ Israel 220,000 248,422
Wyeth LLC , Senior Bond , 5.95% , 4/01/37 .................
United States 233,000 248,101
Zoetis, Inc. ,
Senior Bond , 2% , 5/15/30 ........................... United States 244,000 221,807
Senior Bond , 5% , 8/17/35 ........................... United States 2,335,000 2,325,990
14,572,055
Professional Services 0.2%
Paychex, Inc. , Senior Note , 5.1% , 4/15/30 .................
United States 1,510,000 1,526,737
Semiconductors & Semiconductor Equipment 0.9%
Broadcom, Inc. ,
Senior Bond , 4.95% , 1/15/36 ......................... United States 450,000 445,748
Senior Bond , 5.7% , 1/15/56 .......................... United States 65,000 64,666
Senior Note , 5.05% , 7/12/29 ......................... United States 434,000 442,492
b
Foundry JV Holdco LLC ,
Senior Secured Bond , 144A, 6.4% , 1/25/38 .............. United States 480,000 513,316
Senior Secured Note , 144A, 5.5% , 1/25/31 .............. United States 365,000 374,677
Senior Secured Note , 144A, 6.15% , 1/25/32 ............. United States 1,392,000 1,465,487
Senior Secured Note , 144A, 5.9% , 1/25/33 .............. United States 550,000 572,704
Intel Corp. ,
Senior Bond , 4.15% , 8/05/32 ......................... United States 1,685,000 1,621,232

Putnam Income Fund
Schedule of Investments (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Semiconductors & Semiconductor Equipment (continued)
Intel Corp., (continued)
Senior Bond , 5.3% , 5/15/36 .......................... United States 442,887 $ 441,197
Senior Bond , 6.125% , 5/15/56 ........................ United States 272,420 270,580
Marvell Technology, Inc. ,
Senior Bond , 5.3% , 4/15/36 .......................... United States 490,000 490,457
Senior Note , 5.75% , 2/15/29 ......................... United States 637,000 657,611
Senior Note , 4.75% , 7/15/30 ......................... United States 135,000 135,648
Senior Note , 5.95% , 9/15/33 ......................... United States 520,000 549,474
b
Qnity Electronics, Inc. , Senior Secured Note , 144A, 5.75% ,
8/15/32 ......................................... United States 1,395,000 1,410,165
9,455,454
Software 0.9%
Crowdstrike Holdings, Inc. , Senior Note , 3% , 2/15/29 .........
United States 985,000 939,157
Oracle Corp. ,
Senior Bond , 5.7% , 2/04/36 .......................... United States 1,030,000 989,678
Senior Bond , 3.65% , 3/25/41 ......................... United States 654,000 464,332
Senior Bond , 6.7% , 2/04/56 .......................... United States 340,000 313,596
Senior Note , 2.3% , 3/25/28 .......................... United States 2,276,000 2,173,448
Senior Note , 4.45% , 9/26/30 ......................... United States 570,000 549,903
Senior Note , 4.8% , 9/26/32 .......................... United States 760,000 722,943
Salesforce, Inc. , Senior Note , 5.2% , 3/15/33 ...............
United States 1,240,000 1,238,137
ServiceNow, Inc. , Senior Bond , 1.4% , 9/01/30 ..............
United States 412,000 359,098
Synopsys, Inc. ,
Senior Bond , 5.15% , 4/01/35 ......................... United States 1,981,000 1,981,914
Senior Bond , 5.7% , 4/01/55 .......................... United States 90,000 86,494
VMware LLC , Senior Note , 1.4% , 8/15/26 .................
United States 466,000 462,462
10,281,162
Specialized REITs 1.2%
American Tower Corp. ,
Senior Bond , 2.9% , 1/15/30 .......................... United States 1,095,000 1,031,024
Senior Bond , 2.7% , 4/15/31 .......................... United States 1,651,000 1,501,899
Senior Note , 2.75% , 1/15/27 ......................... United States 1,724,000 1,707,253
Senior Note , 4.7% , 12/15/32 ......................... United States 350,000 345,789
Crown Castle, Inc. ,
Senior Bond , 3.65% , 9/01/27 ......................... United States 953,000 942,614
Senior Bond , 3.8% , 2/15/28 .......................... United States 777,000 766,586
Senior Note , 4.9% , 9/01/29 .......................... United States 1,151,000 1,156,817
EPR Properties ,
Senior Bond , 4.5% , 6/01/27 .......................... United States 407,000 405,884
Senior Bond , 3.6% , 11/15/31 ......................... United States 498,000 457,710
Equinix, Inc. , Senior Bond , 3.2% , 11/18/29 ................
United States 2,563,000 2,447,145
Extra Space Storage LP , Senior Note , 5.9% , 1/15/31 .........
United States 1,255,000 1,307,478
12,070,199
Specialty Retail 0.1%
Dick's Sporting Goods, Inc. ,
Senior Bond , 3.15% , 1/15/32 ......................... United States 730,000 665,430
Senior Bond , 4.1% , 1/15/52 .......................... United States 1,055,000 749,521
1,414,951

Putnam Income Fund
Schedule of Investments (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Technology Hardware, Storage & Peripherals 0.3%
Hewlett Packard Enterprise Co. ,
Senior Note , 4.55% , 10/15/29 ........................ United States 786,000 $ 783,337
Senior Note , 4.85% , 10/15/31 ........................ United States 914,000 909,013
b
Seagate Data Storage Technology Pte. Ltd. , Senior Note , 144A,
5.875% , 7/15/30 ................................... United States 890,000 909,960
2,602,310
Textiles, Apparel & Luxury Goods 0.3%
b
Beach Acquisition Bidco LLC , Senior Secured Note , 144A, 5.25% ,
7/15/32 ......................................... United States 945,000 EUR 1,106,358
Tapestry, Inc. ,
Senior Bond , 3.05% , 3/15/32 ......................... United States 250,000 225,611
Senior Bond , 5.5% , 3/11/35 .......................... United States 841,000 845,287
Senior Note , 5.1% , 3/11/30 .......................... United States 694,000 702,623
2,879,879
Tobacco 0.7%
BAT Capital Corp. ,
Senior Bond , 4.39% , 8/15/37 ......................... United Kingdom 642,000 584,995
Senior Note , 4.625% , 3/22/33 ........................ United Kingdom 2,380,000 2,332,998
Philip Morris International, Inc. ,
Senior Note , 5.125% , 2/15/30 ........................ United States 2,232,000 2,279,978
Senior Note , 4.375% , 4/30/30 ........................ United States 390,000 388,261
Senior Note , 4.75% , 11/01/31 ........................ United States 780,000 784,956
6,371,188
Trading Companies & Distributors 0.7%
b
Aviation Capital Group LLC ,
Senior Note , 144A, 5.375% , 7/15/29 ................... United States 1,552,000 1,577,893
Senior Note , 144A, 5.125% , 4/10/30 ................... United States 960,000 967,308
b
Herc Holdings, Inc. , Senior Note , 144A, 5.75% , 3/15/31 ....... United States 1,045,000 1,048,131
Sumisho Air Lease Corp. , Senior Note , 5.85% , 12/15/27 ......
United States 1,494,000 1,522,810
b
WESCO Distribution, Inc. , Senior Note , 144A, 6.625% , 3/15/32 . United States 1,005,000 1,042,100
6,158,242
Wireless Telecommunication Services 1.1%
Rogers Communications, Inc. ,
Senior Note , 5% , 2/15/29 ........................... Canada 1,882,000 1,898,192
Senior Note , 3.8% , 3/15/32 .......................... Canada 580,000 542,094
Sub. Bond , 7.125% to 4/14/35, FRN thereafter , 4/15/55 ..... Canada 765,000 789,674
NC5 , Sub. Bond , 7% to 4/14/30, FRN thereafter , 4/15/55 .... Canada 1,535,000 1,567,634
T-Mobile USA, Inc. ,
Senior Bond , 5.05% , 7/15/33 ......................... United States 334,000 335,644
Senior Bond , 5% , 2/15/36 ........................... United States 915,000 895,733
Senior Bond , 5.75% , 1/15/54 ......................... United States 243,000 231,433
Senior Note , 3.75% , 4/15/27 ......................... United States 1,976,000 1,968,390
Senior Note , 3.375% , 4/15/29 ........................ United States 1,307,000 1,268,678
Senior Note , 3.875% , 4/15/30 ........................ United States 34,000 33,113
Senior Note , 6.7% , 12/15/33 ......................... United States 705,000 773,835
10,304,420
Total Corporate Bonds (Cost $ 437,353,024 ) ...................................
437,780,493

Putnam Income Fund
Schedule of Investments (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Country
Principal
Amount
*
a
Value
a a a a a
e
Senior Floating Rate Interests 3.6%
Aerospace & Defense 0.1%
f
TransDigm, Inc., First Lien, CME Term Loan, L , 6.152% , ( 1-month
SOFR + 2.5% ), 1/19/32 ............................. United States 1,063,800 $ 1,066,635
f
Air Freight & Logistics 0.1%
Rand Parent LLC, First Lien, CME Term Loan, B , 6.7% , ( 3-month
SOFR + 3% ), 3/18/30 ............................... United States 267,170 268,582
Stonepeak Nile Parent LLC, First Lien, Amendment No. 1 CME
Term Loan , 5.919% , ( 3-month SOFR + 2.25% ), 4/09/32 ..... United States 1,197,000 1,202,428
1,471,010
a a a a a a
Automobile Components 0.1%
f
Allison Transmission, Inc., First Lien, 2026 CME Term Loan ,
5.402% , ( 1-month SOFR + 1.75% ), 1/03/33 .............. United States 468,227 471,615
Beverages 0.1%
f
Primo Brands Corp., First Lien, 2026 Refinancing CME Term
Loan , 6.45% , ( 3-month SOFR + 2.75% ), 3/31/31 .......... United States 718,496 723,856
f
Biotechnology 0.0%
†
Alkermes, Inc., First Lien, Initial CME Term Loan, B , 6.418% ,
( 1-month SOFR + 2.75% ), 8/12/31 ..................... United States 110,769 111,739
g
BioMarin Pharmaceutical, Inc., First Lien, CME Term Loan, B ,
5.174% , ( 12-month SOFR + 1.75% ), 1/28/33 ............. United States 377,498 379,033
Genmab A/S, First Lien, Initial CME Term Loan, B , 6.7% ,
( 3-month SOFR + 3% ), 12/13/32 ...................... Denmark 145,003 146,081
636,853
a a a a a a
Broadline Retail 0.1%
f
Peer Holding III BV, First Lien, CME Term Loan, B8 , 5.95% ,
( 3-month SOFR + 2.25% ), 9/29/32 ..................... Netherlands 457,217 458,189
Building Products 0.0%
†
f
TAMKO Building Products LLC, First Lien, 2024 CME Term
Loan , 6.431% , ( 1-month SOFR + 2.75; 3-month SOFR + 2.75;
6-month SOFR + 2.75 ), 9/20/30 ....................... United States 345,625 345,950
f
Capital Markets 0.2%
CPI Holdco B LLC, First Lien, 2025 Fourth Amendment
Incremental CME Term Loan , 5.652% , ( 1-month SOFR + 2% ),
5/19/31 ......................................... United States 1,196,962 1,198,183
Jane Street Group LLC, First Lien, Extended CME Term Loan ,
5.673% , ( 3-month SOFR + 2% ), 12/15/31 ................ United States 992,147 991,651
2,189,834
a a a a a a
f
Chemicals 0.1%
Albaugh LLC, First Lien, Initial CME Term Loan , 7.413% ,
( 1-month SOFR + 3.75; 3-month SOFR + 3.75 ), 4/06/29 ..... United States 297,674 289,594
Element Solutions, Inc., First Lien, CME Term Loan, B3 , 5.402% ,
( 1-month SOFR + 1.75% ), 12/18/30 .................... United States 1,000,000 1,004,465
1,294,059
a a a a a a
f
Commercial Services & Supplies 0.2%
Clean Harbors, Inc., First Lien, Initial CME Term Loan , 5.168% ,
( 1-month SOFR + 1.5% ), 10/11/32 ..................... United States 996,097 1,004,544

Putnam Income Fund
Schedule of Investments (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Country
Principal
Amount
*
a
Value
a a a a a
e
Senior Floating Rate Interests
(continued)
f
Commercial Services & Supplies (continued)
Prime Security Services Borrower LLC, First Lien, 2025
Incremental CME Term Loan, B2 , 5.407% , ( 1-month SOFR +
1.75% ), 3/08/32 ................................... United States 992,481 $ 983,564
1,988,108
a a a a a a
Construction & Engineering 0.0%
†
f
Dycom Industries, Inc., First Lien, CME Term Loan, B , 5.405% ,
( 1-month SOFR + 1.75% ), 1/27/33 ..................... United States 79,646 80,343
Containers & Packaging 0.1%
f
Owens-Brockway Glass Container, Inc., First Lien, CME Term
Loan, B1 , 6.652% , ( 1-month SOFR + 3% ), 9/30/32 ......... United States 493,323 487,773
Diversified Consumer Services 0.1%
f
Covista, Inc., First Lien, 2026 CME Term Loan , 5.902% , ( 1-month
SOFR + 2.25% ), 3/02/33 ............................ United States 638,889 642,684
f
Electric Utilities 0.2%
Alpha Generation LLC, First Lien, Initial CME Term Loan, B ,
5.402% , ( 1-month SOFR + 1.75% ), 9/30/31 .............. United States 994,949 996,173
Constellation Renewables LLC, First Lien, CME Term Loan ,
5.673% , ( 3-month SOFR + 2% ), 12/15/27 ................ United States 630,738 631,725
1,627,898
a a a a a a
f
Entertainment 0.2%
Live Nation Entertainment, Inc., First Lien, Initial CME Term Loan,
B , 5.657% , ( 1-month SOFR + 2% ), 10/21/32 ............. United States 810,976 813,003
Playtika Holding Corp., First Lien, CME Term Loan, B1 , 6.517% ,
( 1-month SOFR + 2.75% ), 3/13/28 ..................... United States 992,167 956,583
1,769,586
a a a a a a
f
Financial Services 0.3%
Colossus Acquireco LLC, First Lien, Initial CME Term Loan ,
5.38% , ( 1-day SOFR + 1.75% ), 7/30/32 ................. United States 995,000 996,244
Corpay Technologies Operating Co. LLC, First Lien, CME Term
Loan, B6 , 5.402% , ( 1-month SOFR + 1.75% ), 11/05/32 ..... United States 353,723 354,028
First Eagle Holdings, Inc., First Lien, Initial CME Term Loan , 7.2% ,
( 3-month SOFR + 3.5% ), 8/16/32 ...................... United States 852,031 851,085
Hudson River Trading LLC, First Lien, CME Term Loan, B2 ,
6.161% , ( 1-month SOFR + 2.5% ), 3/18/30 ............... United States 1,197,000 1,201,638
3,402,995
a a a a a a
Ground Transportation 0.2%
f
Genesee & Wyoming, Inc., First Lien, Initial CME Term Loan ,
5.45% , ( 3-month SOFR + 1.75% ), 4/10/31 ............... United States 2,058,749 2,062,836
Health Care Equipment & Supplies 0.0%
†
f
Medline Borrower LP, First Lien, 2028 Refinancing CME Term
Loan , 5.402% , ( 1-month SOFR + 1.75% ), 10/23/28 ........ United States 187,164 188,025
f
Hotels, Restaurants & Leisure 0.5%
1011778 BC ULC, First Lien, CME Term Loan, B5 , 5.418% ,
( 1-month SOFR + 1.75% ), 9/20/30 ..................... Canada 949,894 951,969
Caesars Entertainment, Inc., First Lien, CME Term Loan, B1 ,
5.902% , ( 1-month SOFR + 2.25% ), 2/06/31 .............. United States 1,063,719 1,032,807
Flutter Financing BV, First Lien, 2024 Refinancing CME Term
Loan, B , 5.45% , ( 3-month SOFR + 1.75% ), 12/02/30 ....... Ireland 994,911 993,667

Putnam Income Fund
Schedule of Investments (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Country
Principal
Amount
*
a
Value
a a a a a
e
Senior Floating Rate Interests
(continued)
f
Hotels, Restaurants & Leisure (continued)
Penn Entertainment, Inc., First Lien, CME Term Loan, B , 6.152% ,
( 1-month SOFR + 2.5% ), 5/03/29 ...................... United States 1,116,360 $ 1,122,198
Raising Cane's Restaurants LLC, First Lien, First Amendment
New CME Term Loan , 5.652% , ( 1-month SOFR + 2% ), 11/03/32 United States 708,164 709,715
4,810,356
a a a a a a
f
Independent Power and Renewable Electricity Producers 0.2%
Calpine Construction Finance Co. LP, First Lien, 2025
Refinancing CME Term Loan , 5.402% , ( 1-month SOFR +
1.75% ), 7/31/30 ................................... United States 1,000,000 1,004,515
Talen Energy Supply LLC, First Lien, 2025-1 Incremental CME
Term Loan, B , 5.652% , ( 1-month SOFR + 2% ), 11/25/32 ..... United States 1,010,200 1,012,963
2,017,478
a a a a a a
f
Media 0.2%
Charter Communications Operating LLC, First Lien, CME Term
Loan B5 , 5.942% , ( 3-month SOFR + 2.25% ), 12/15/31 ...... United States 992,462 993,033
DIRECTV Financing LLC, First Lien, 2024 Refinancing CME Term
Loan, B , 9.175% , ( 3-month SOFR + 5.25% ), 8/02/29 ....... United States 30,401 30,527
Nexstar Media, Inc., First Lien, CME Term Loan, B , 6.152% ,
( 1-month SOFR + 2.5% ), 6/28/32 ...................... United States 994,987 995,127
2,018,687
a a a a a a
f
Oil, Gas & Consumable Fuels 0.2%
CQP Holdco LP, First Lien, CME Term Loan, B , 5.45% , ( 3-month
SOFR + 1.75% ), 12/31/32 ........................... United States 997,487 998,176
UGI Energy Services LLC, First Lien, Initial CME Term Loan ,
6.152% , ( 1-month SOFR + 2.5% ), 2/22/30 ............... United States 1,196,907 1,205,884
2,204,060
a a a a a a
f
Passenger Airlines 0.1%
AAdvantage Loyalty IP Ltd., First Lien, 2025 Incremental CME
Term Loan , 6.425% , ( 3-month SOFR + 2.75% ), 5/28/32 ..... United States 118,800 118,490
AAdvantage Loyalty IP Ltd., First Lien, CME Term Loan , 5.925% ,
( 3-month SOFR + 2.25% ), 4/20/28 ..................... United States 992,481 988,412
1,106,902
a a a a a a
Professional Services 0.1%
f
SS&C Technologies, Inc., First Lien, CME Term Loan, B8 ,
5.652% , ( 1-month SOFR + 2% ), 5/09/31 ................ United States 932,162 933,323
f
Software 0.1%
g
Gen Digital, Inc., First Lien, Second Amendment Incremental
CME Term Loan, B , 5.402% , ( 1-month SOFR + 1.75% ), 4/16/32 United States 994,987 979,441
Proofpoint, Inc., First Lien, 2024 Refinancing CME Term Loan ,
6.7% , ( 3-month SOFR + 3% ), 8/31/28 .................. United States 102,117 99,324
1,078,765
a a a a a a
Textiles, Apparel & Luxury Goods 0.1%
f
Samsonite Group SA, First Lien, Initial CME Term Loan, B ,
5.402% , ( 1-month SOFR + 1.75% ), 11/08/32 ............. United States 386,628 388,884

Putnam Income Fund
Schedule of Investments (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Country
Principal
Amount
*
a
Value
a a a a a
e
Senior Floating Rate Interests
(continued)
Trading Companies & Distributors 0.0%
†
f
QXO Building Products, Inc., First Lien, CME Term Loan, B ,
5.652% , ( 1-month SOFR + 2% ), 4/30/32 ................ United States 174,673 $ 174,942
Total Senior Floating Rate Interests (Cost $ 35,611,634 ) ........................
35,641,646
Foreign Government and Agency Securities 2.8%
b
Angola Government Bond , Senior Bond , 144A, 8.25% , 5/09/28 . Angola 610,000 625,850
b
Bank Gospodarstwa Krajowego , Senior Bond , Reg S, 5.375% ,
5/22/33 ......................................... Poland 640,000 654,386
b
Benin Government Bond ,
Senior Bond , Reg S, 4.875% , 1/19/32 .................. Benin 431,000 EUR 487,432
Senior Bond , Reg S, 4.95% , 1/22/35 ................... Benin 210,000 EUR 222,981
Brazil Government Bond ,
Senior Bond , 3.875% , 6/12/30 ........................ Brazil 1,188,000 1,141,371
Senior Bond , 6% , 10/20/33 ........................... Brazil 290,000 293,277
b
Bulgaria Government Bond ,
Senior Bond , Reg S, 5% , 3/05/37 ...................... Bulgaria 300,000 292,898
Senior Note , Reg S, 3.625% , 9/05/32 ................... Bulgaria 520,000 EUR 617,415
Chile Government Bond ,
Senior Note , 4.85% , 1/22/29 ......................... Chile 530,000 537,288
Colombia Government Bond ,
Senior Bond , 7.5% , 2/02/34 .......................... Colombia 560,000 587,160
Senior Note , 4.5% , 11/26/30 .......................... Colombia 400,000 EUR 461,972
Comision Federal de Electricidad ,
b
Senior Bond , Reg S, 3.875% , 7/26/33 .................. Mexico 800,000 699,657
Corp. Nacional del Cobre de Chile ,
b
Senior Bond , 144A, 6.33% , 1/13/35 .................... Chile 510,000 541,620
b
Costa Rica Government Bond , Senior Bond , 144A, 6.125% ,
2/19/31 ......................................... Costa Rica 730,000 760,623
b
Dominican Republic Government Bond ,
Senior Bond , Reg S, 6% , 7/19/28 ...................... Dominican
Republic 590,000 599,528
Senior Bond , Reg S, 4.875% , 9/23/32 .................. Dominican
Republic 640,000 605,408
b
Eagle Funding Luxco SARL , Senior Note , 144A, 5.5% , 8/17/30 . Mexico 350,000 353,132
Ecopetrol SA , Senior Bond , 4.625% , 11/02/31 ..............
Colombia 340,000 306,528
b
Egypt Government Bond , Senior Bond , Reg S, 7.6% , 3/01/29 .. Egypt 560,000 575,757
b
El Salvador Government Bond , Senior Bond , Reg S, 8.625% ,
2/28/29 ......................................... El Salvador 560,000 596,968
b ,c
Electricite de France SA , Junior Sub. Bond , 144A, 9.125% to
6/14/33, FRN thereafter , Perpetual ..................... France 735,000 857,334
b
Guatemala Government Bond ,
Senior Bond , Reg S, 6.6% , 6/13/36 .................... Guatemala 780,000 838,500
Senior Note , 144A, 7.05% , 10/04/32 .................... Guatemala 270,000 294,766
b
Hungary Government Bond , Senior Note , Reg S, 5.25% , 6/16/29 Hungary 650,000 661,620
Indonesia Government Bond ,
b
Senior Bond , Reg S, 4.35% , 1/08/27 ................... Indonesia 610,000 611,427
b
Ivory Coast Government Bond , Senior Bond , Reg S, 6.125% ,
6/15/33 ......................................... Ivory Coast 1,010,000 988,974
b
Kazakhstan Government Bond , Senior Bond , Reg S, 4.714% ,
4/09/35 ......................................... Kazakhstan 650,000 641,067
Mexico Government Bond , Senior Bond , 2.659% , 5/24/31 .....
Mexico 690,000 614,204
b
Montenegro Government Bond , Senior Note , 144A, 4.875% ,
4/01/32 ......................................... Montenegro 400,000 EUR 472,585
b
Nigeria Government Bond , Senior Note , 144A, 8.375% , 3/24/29 Nigeria 570,000 609,809

Putnam Income Fund
Schedule of Investments (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Country
Principal
Amount
*
a
Value
a a a a a
Foreign Government and Agency Securities
(continued)
b
North Macedonia Government Bond , Senior Note , 144A, 4.75% ,
1/21/34 ......................................... North Macedonia 100,000 EUR $ 114,485
b
Paraguay Government Bond , Senior Bond , 144A, 3.849% ,
6/28/33 ......................................... Paraguay 1,150,000 1,080,138
Peru Government Bond , Senior Bond , 2.783% , 1/23/31 .......
Peru 990,000 912,235
Petroleos Mexicanos , Senior Note , 6.7% , 2/16/32 ...........
Mexico 360,000 361,399
Philippines Government Bond ,
Senior Bond , 5.5% , 2/04/35 .......................... Philippines 870,000 893,892
b
Power Finance Corp. Ltd. , Senior Bond , Reg S, 3.95% , 4/23/30 . India 700,000 677,935
b
Romania Government Bond ,
Senior Bond , Reg S, 5.625% , 2/22/36 .................. Romania 760,000 EUR 869,873
Senior Note , 144A, 3% , 2/27/27 ....................... Romania 770,000 758,730
b
Serbia Government Bond , Senior Note , 144A, 6.25% , 5/26/28 .. Serbia 730,000 749,930
South Africa Government Bond ,
Senior Bond , 4.85% , 9/27/27 ......................... South Africa 550,000 551,482
Senior Bond , 5.875% , 4/20/32 ........................ South Africa 600,000 609,025
Turkiye Government Bond , Senior Bond , 5.95% , 1/15/31 ......
Turkiye 1,230,000 1,208,055
h
Uruguay Government Bond , Senior Bond , PIK, 7.875% , 1/15/33 Uruguay 880,000 1,036,200
b
Uzbekistan Government Bond , Senior Note , 144A, 6.9% , 2/28/32 Uzbekistan 560,000 601,403
Total Foreign Government and Agency Securities (Cost $ 27,470,569 ) ............
27,976,319
Asset-Backed Securities 13.4%
Capital Markets 0.2%
b ,f
Magnetite XL Ltd. , 2024-40A , A1 , 144A, FRN , 5.123% , ( 3-month
SOFR + 1.45% ), 7/15/37 . ............................ United States 2,000,000 2,006,080
Consumer Finance 1.9%
Capital One Prime Auto Receivables Trust , 2025-1 , A3 , 3.85% ,
7/15/30 . ......................................... United States 605,000 601,098
b
Carvana Auto Receivables Trust , 2023-P3 , A3 , 144A, 5.82% ,
8/10/28 . ......................................... United States 287,850 289,054
GM Financial Consumer Automobile Receivables Trust ,
2023-1 , A3 , 4.66% , 2/16/28 .......................... United States 198,634 198,909
2024-2 , A3 , 5.1% , 3/16/29 ........................... United States 1,459,320 1,468,534
Harley-Davidson Motorcycle Trust , 2024-A , A3 , 5.37% , 3/15/29 .
United States 964,731 973,653
Hyundai Auto Receivables Trust ,
2024-A , A3 , 4.99% , 2/15/29 .......................... United States 3,059,210 3,078,228
f
2025-C , A2B , FRN , 3.99% , ( 30-day SOFR Average + 0.35% ),
7/17/28 ......................................... United States 3,626,597 3,625,920
f
2026-A , A2B , FRN , 3.98% , ( 30-day SOFR Average + 0.34% ),
2/15/29 ......................................... United States 978,000 977,595
Toyota Auto Receivables Owner Trust ,
2023-C , A3 , 5.16% , 4/17/28 .......................... United States 387,930 389,638
2024-A , A3 , 4.83% , 10/16/28 ......................... United States 1,818,950 1,827,460
f
2025-D , A2B , FRN , 3.96% , ( 30-day SOFR Average + 0.32% ),
8/15/28 ......................................... United States 984,880 985,200
2026-A , A3 , 3.86% , 9/16/30 .......................... United States 585,000 581,580
World Omni Auto Receivables Trust ,
2025-C , A3 , 4.08% , 11/15/30 ......................... United States 1,037,000 1,034,333
2026-A , A3 , 3.86% , 5/15/31 .......................... United States 1,841,000 1,829,112
17,860,314
a a a a a a
Financial Services 11.3%
b ,f
AGL Core CLO 31 Ltd. , 2024-31A , A , 144A, FRN , 5.075% ,
( 3-month SOFR + 1.4% ), 7/20/37 . ..................... United States 750,000 752,305

Putnam Income Fund
Schedule of Investments (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Asset-Backed Securities
(continued)
Financial Services (continued)
b ,f
AIMCO CLO 17 Ltd. , 2022-17A , A1R , 144A, FRN , 5.014% ,
( 3-month SOFR + 1.35% ), 7/20/37 . .................... Jersey 1,850,000 $ 1,854,888
b ,f
Allegro CLO XII Ltd. , 2020-1A , A1R , 144A, FRN , 5.112% ,
( 3-month SOFR + 1.44% ), 7/21/37 . .................... United States 800,000 802,457
b ,f
Allegro CLO XIII Ltd. , 2021-1A , D1R , 144A, FRN , 6.825% ,
( 3-month SOFR + 3.15% ), 7/20/38 . .................... United States 3,000,000 3,016,314
b ,f
Apex Credit CLO Ltd. , 2024-2A , A , 144A, FRN , 5.187% , ( 3-month
SOFR + 1.52% ), 7/25/37 . ............................ United States 1,500,000 1,505,194
b ,f
Bain Capital Credit CLO Ltd. , 2022-2A , A1R , 144A, FRN , 4.814% ,
( 3-month SOFR + 1.15% ), 4/22/35 . .................... United States 900,000 900,890
b
Bank of America Auto Trust , 2023-2A , A4 , 144A, 5.66% , 11/15/29 . United States 882,000 893,251
b ,f
Battalion CLO X Ltd. , 2016-10A , A1R3 , 144A, FRN , 4.807% ,
( 3-month SOFR + 1.14% ), 1/24/35 . .................... United States 1,175,957 1,177,228
b
Bayview Opportunity Master Fund VII Trust , 2023-1A , A , 144A,
6.93% , 10/28/60 . .................................. United States 658,375 671,269
b ,f
Beechwood Park CLO Ltd. , 2019-1A , A2RR , 144A, FRN , 5.01% ,
( 3-month SOFR + 1.33% ), 1/17/35 . .................... Jersey 2,500,000 2,501,193
b ,f
Birch Grove CLO 2 Ltd. , 2021-2A , A1R , 144A, FRN , 5.075% ,
( 3-month SOFR + 1.4% ), 10/19/37 . .................... United States 1,750,000 1,755,459
b ,f
Black Diamond CLO Ltd. , 2021-1A , A1AR , 144A, FRN , 4.914% ,
( 3-month SOFR + 1.25% ), 11/22/34 . .................... United States 400,000 400,550
b ,f
BRAVO Residential Funding Trust , 2025-HE1 , A1 , 144A, FRN ,
4.995% , ( 30-day SOFR Average + 1.35% ), 9/25/72 . ........ United States 989,825 992,635
CarMax Auto Owner Trust ,
2024-2 , A3 , 5.5% , 1/16/29 ........................... United States 1,249,589 1,261,398
2026-1 , A2A , 3.87% , 4/16/29 ......................... United States 1,125,000 1,123,428
2026-1 , A3 , 4.04% , 3/17/31 .......................... United States 900,000 896,154
b ,f
Cathedral Lake VIII Ltd. , 2021-8A , A1R , 144A, FRN , 4.805% ,
( 3-month SOFR + 1.13% ), 1/20/35 . .................... United States 1,880,000 1,881,524
b ,f
CBAM Ltd. , 2017-2A , AR , 144A, FRN , 5.132% , ( 3-month SOFR +
1.452% ), 7/17/34 . ................................. United States 1,650,000 1,653,071
b
Chase Auto Owner Trust , 2024-1A , A3 , 144A, 5.13% , 5/25/29 . .. United States 2,661,196 2,674,527
b ,f
CIFC Funding Ltd. ,
2014-2RA , AR , 144A, FRN , 5.027% , ( 3-month SOFR + 1.36% ),
10/24/37 ........................................ United States 1,500,000 1,504,114
2020-1A , A1R , 144A, FRN , 5.085% , ( 3-month SOFR +
1.412% ), 7/15/36 .................................. United States 2,520,000 2,524,631
2021-4A , AR , 144A, FRN , 5.026% , ( 3-month SOFR + 1.36% ),
7/23/37 ......................................... United States 1,650,000 1,654,370
2021-7A , AR , 144A, FRN , 4.756% , ( 3-month SOFR + 1.09% ),
1/23/35 ......................................... United States 3,967,000 3,967,589
b
Citizens Auto Receivables Trust , 2023-2 , A3 , 144A, 5.83% ,
2/15/28 . ......................................... United States 146,917 147,549
b
Compass Datacenters Issuer II LLC ,
2024-2A , A1 , 144A, 5.022% , 8/25/49 ................... United States 1,451,000 1,450,606
2025-1A , A1 , 144A, 5.316% , 5/25/50 ................... United States 504,000 506,276
2025-2A , A1 , 144A, 4.926% , 11/25/50 .................. United States 2,746,000 2,699,308
b
Corporate One Auto Receivables Trust , 2026-1A , A2 , 144A,
4.13% , 9/15/28 . ................................... United States 2,408,000 2,406,060
b ,f
Crown Point CLO 10 Ltd. , 2021-10A , A , 144A, FRN , 5.107% ,
( 3-month SOFR + 1.432% ), 7/20/34 . ................... United States 250,000 250,452
b
DataBank Issuer II LLC , 2025-1A , A2 , 144A, 5.18% , 9/27/55 . ... United States 1,927,000 1,900,300
b ,f
Diameter Capital CLO 7 Ltd. , 2024-7A , A1A , 144A, FRN , 5.155% ,
( 3-month SOFR + 1.48% ), 7/20/37 . .................... United States 1,600,000 1,602,796
b ,f
Elevation CLO Ltd. , 2021-13A , A1R , 144A, FRN , 4.733% ,
( 3-month SOFR + 1.06% ), 7/15/34 . .................... United States 700,000 700,516

Putnam Income Fund
Schedule of Investments (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Country
Principal
Amount
*
a
Value
a a a a a
Asset-Backed Securities
(continued)
Financial Services (continued)
b ,f
Elmwood CLO 16 Ltd. , 2022-3A , BRR , 144A, FRN , 5.125% ,
( 3-month SOFR + 1.45% ), 4/20/37 . .................... United States 2,250,000 $ 2,258,800
b ,f
Elmwood CLO 27 Ltd. , 2024-3A , A , 144A, FRN , 5.195% ,
( 3-month SOFR + 1.52% ), 4/18/37 . .................... United States 1,250,000 1,250,625
b ,f
Elmwood CLO 33 Ltd. , 2024-9RA , AR , 144A, FRN , 5.052% ,
( 3-month SOFR + 1.38% ), 10/21/37 . ................... United States 1,500,000 1,504,062
b ,f
Elmwood CLO I Ltd. , 2019-1A , A1R3 , 144A, FRN , 4.795% ,
( 3-month SOFR + 1.12% ), 4/20/37 . .................... United States 1,400,000 1,397,221
b ,f
Elmwood CLO III Ltd. , 2019-3A , A1RR , 144A, FRN , 5.055% ,
( 3-month SOFR + 1.38% ), 7/18/37 . .................... United States 1,700,000 1,704,497
b
FIGRE Trust ,
2025-FL1 , A1 , 144A, 5.265% , 7/25/55 .................. United States 261,952 261,985
2025-FL2 , A1 , 144A, 5.053% , 11/25/55 ................. United States 264,681 263,313
Ford Credit Auto Owner Trust ,
2024-A , A3 , 5.09% , 12/15/28 ......................... United States 4,171,171 4,200,445
2024-B , A3 , 5.1% , 4/15/29 ........................... United States 3,303,410 3,329,104
b
GreenState Auto Receivables Trust , 2024-1A , A3 , 144A, 5.19% ,
1/16/29 . ......................................... United States 1,527,593 1,534,854
b
GS Mortgage-Backed Securities Trust , 2025-CES2 , A1 , 144A,
5.18% , 9/25/55 . ................................... United States 191,632 191,288
Honda Auto Receivables Owner Trust ,
2023-3 , A3 , 5.41% , 2/18/28 .......................... United States 1,092,209 1,097,699
2026-1 , A2A , 3.71% , 9/21/28 ......................... United States 5,322,000 5,311,878
b ,g
Iskandar Enterprise LLC , 2026-1A , A21 , 144A, 5.049% , 4/17/56 . United States 2,459,000 2,464,686
b ,f
KKR CLO 43 Ltd. , 2022-43A , A1R2 , 144A, FRN , 4.771% ,
( 3-month SOFR + 1.1% ), 4/15/38 . ..................... Jersey 1,150,000 1,147,252
b ,f
Madison Park Funding L Ltd. , 2021-50A , AR , 144A, FRN , 4.645% ,
( 3-month SOFR + 0.97% ), 4/19/34 . .................... United States 1,500,000 1,499,979
b ,f ,g
MP CLO VIII Ltd. , 2015-2A , CR3 , 144A, FRN , Zero Cpn.,
( 3-month SOFR + 1.85% ), 4/28/34 . .................... United States 3,900,000 3,903,335
b ,f
Nassau Ltd. , 2020-1A , A1R , 144A, FRN , 5.225% , ( 3-month SOFR
+ 1.552% ), 1/15/35 . ................................ United States 245,417 245,918
b ,f
Neuberger Berman CLO XVII Ltd. , 2014-17A , AR3 , 144A, FRN ,
5.064% , ( 3-month SOFR + 1.4% ), 7/22/38 . ............... United States 1,000,000 1,003,068
b ,f
Neuberger Berman Loan Advisers CLO 51 Ltd. , 2022-51A , BR2 ,
144A, FRN , 5.066% , ( 3-month SOFR + 1.4% ), 10/23/36 . .... Jersey 1,525,000 1,529,038
b ,f
Oaktree CLO Ltd. , 2021-1A , A1R , 144A, FRN , 5.023% , ( 3-month
SOFR + 1.35% ), 1/15/38 . ............................ United States 1,089,000 1,091,026
b
OCCU Auto Receivables Trust , 2025-1A , A3 , 144A, 4.81% ,
11/15/29 . ........................................ United States 1,706,000 1,715,862
b ,f
Octagon Investment Partners 49 Ltd. , 2020-5A , ARR , 144A, FRN ,
4.793% , ( 3-month SOFR + 1.12% ), 4/15/37 . .............. United States 2,380,000 2,375,154
b
PK ALIFT Loan Funding 8 LP , 2026-1 , A , 144A, 4.614% , 9/15/43 . United States 781,000 766,028
b
PRET LLC , 2026-NPL3 , A1 , 144A, 4.968% , 2/25/56 . ......... United States 3,622,462 3,597,381
b ,f
RR 29 Ltd. , 2024-29RA , A1R , 144A, FRN , 5.063% , ( 3-month
SOFR + 1.39% ), 7/15/39 . ............................ United States 1,150,000 1,153,025
b
Sabey Data Center Issuer LLC , 2026-1 , A2 , 144A, 5.482% ,
1/20/51 . ......................................... United States 1,799,000 1,785,915
b ,f
Signal Peak CLO 5 Ltd. , 2018-5A , A1R , 144A, FRN , 5.217% ,
( 3-month SOFR + 1.55% ), 4/25/37 . .................... United States 1,900,000 1,906,330
b ,f
Sound Point CLO XXVI Ltd. , 2020-1A , AR , 144A, FRN , 5.107% ,
( 3-month SOFR + 1.432% ), 7/20/34 . ................... United States 2,460,000 2,464,470
b ,f
Sound Point CLO XXXII Ltd. , 2021-4A , AR , 144A, FRN , 4.697% ,
( 3-month SOFR + 1.03% ), 10/25/34 . ................... United States 1,000,000 1,000,474
b
Stack Infrastructure Issuer LLC , 2026-1A , A2 , 144A, 5% , 3/27/56 . United States 1,538,000 1,487,651
b ,f
Trinitas CLO XV Ltd. , 2021-15A , A1R , 144A, FRN , 4.784% ,
( 3-month SOFR + 1.12% ), 4/22/34 . .................... United States 2,500,000 2,502,693

Putnam Income Fund
Schedule of Investments (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Asset-Backed Securities
(continued)
Financial Services (continued)
b ,f
Trinitas CLO XVIII Ltd. , 2021-18A , A1R , 144A, FRN , 4.895% ,
( 3-month SOFR + 1.22% ), 1/20/35 . .................... United States 750,000 $ 751,043
b
Truist Bank Auto Credit-Linked Notes , 2025-1 , B , 144A, 4.728% ,
9/26/33 . ......................................... United States 1,083,834 1,084,002
b
VCAT LLC , 2026-NPL1 , A1 , 144A, 5.101% , 1/25/56 . ......... United States 535,515 533,419
b ,f
Venture XIX CLO Ltd. , 2014-19A , ARR , 144A, FRN , 5.195% ,
( 3-month SOFR + 1.522% ), 1/15/32 . ................... United States 42,095 42,096
b ,f
Venture XV CLO Ltd. , 2013-15A , AR3 , 144A, FRN , 5.115% ,
( 3-month SOFR + 1.442% ), 7/15/32 . ................... United States 318,048 318,054
b ,f
Voya CLO Ltd. , 2024-4A , A1 , 144A, FRN , 5.025% , ( 3-month
SOFR + 1.35% ), 7/20/37 . ............................ United States 1,850,000 1,854,906
b ,f
Wind River CLO Ltd. , 2021-4A , AR , 144A, FRN , 4.902% ,
( 3-month SOFR + 1.23% ), 1/20/35 . .................... United States 1,200,000 1,201,688
b ,f
Wise CLO Ltd. , 2024-2A , A , 144A, FRN , 5.133% , ( 3-month SOFR
+ 1.46% ), 7/15/37 . ................................. United States 750,000 752,269
b ,f
Zais CLO 16 Ltd. , 2020-16A , A1R2 , 144A, FRN , 4.805% ,
( 3-month SOFR + 1.13% ), 10/20/34 . ................... United States 1,000,000 1,001,041
113,511,876
a a a a a a
Total Asset-Backed Securities (Cost $ 133,311,298 ) ............................
133,378,270
Commercial Mortgage-Backed Securities 5.3%
Financial Services 5.3%
b ,f
AREIT Trust , 2022-CRE6 , A , 144A, FRN , 4.89% , ( 30-day SOFR
Average + 1.25% ), 1/20/37 ........................... United States 376,973 377,545
i
Banc of America Commercial Mortgage Trust , 2015-UBS7 , B ,
FRN , 4.429% , 9/15/48 .............................. United States 1,754,752 1,737,786
BANK ,
b
2018-BN11 , D , 144A, 3% , 3/15/61 ..................... United States 750,000 640,630
i,j
2018-BN13 , XA , IO, FRN , 0.599% , 8/15/61 .............. United States 146,396,112 1,345,790
i
2019-BN19 , C , FRN , 4.165% , 8/15/61 .................. United States 658,000 490,543
i,j
2020-BN26 , XA , IO, FRN , 1.305% , 3/15/63 .............. United States 37,954,748 1,261,180
i
Bank of America Merrill Lynch Commercial Mortgage Trust , 2016-
UB10 , C , FRN , 4.996% , 7/15/49 ....................... United States 167,000 161,901
b
Barclays Commercial Mortgage Trust ,
2019-C5 , D , 144A, 2.5% , 11/15/52 ..................... United States 528,000 421,916
i
2019-C5 , F , 144A, FRN , 2.666% , 11/15/52 ............... United States 4,179,000 2,431,851
i,j
2019-C5 , XF , IO, 144A, FRN , 1.25% , 11/15/52 ............ United States 8,651,300 322,300
i ,j
BBCMS Mortgage Trust , 2024-5C29 , XA , IO, FRN , 1.819% ,
9/15/57 ......................................... United States 22,691,038 1,057,173
Benchmark Mortgage Trust ,
i
2018-B6 , B , FRN , 4.738% , 10/10/51 .................... United States 900,482 856,364
2026-V21 , AS , 5.506% , 3/15/59 ....................... United States 960,000 977,766
i,j
2026-V21 , XA , IO, FRN , 1.648% , 3/15/59 ................ United States 8,577,595 527,859
b
BX Trust ,
i
2025-ARIA , C , 144A, FRN , 5.701% , 12/13/42 ............. United States 1,908,000 1,916,766
f
2025-VOLT , A , 144A, FRN , 5.355% , ( 1-month SOFR + 1.7% ),
12/15/44 ........................................ United States 690,000 690,769
b ,i
CFCRE Commercial Mortgage Trust ,
2011-C2 , D , 144A, FRN , 5.08% , 12/15/47 ............... United States 111,299 109,767
2011-C2 , E , 144A, FRN , 5.08% , 12/15/47 ................ United States 175,000 165,601
i
Citigroup Commercial Mortgage Trust , 2016-P6 , B , FRN , 4.286% ,
12/10/49 ........................................ United States 1,631,000 1,506,022
COMM Mortgage Trust ,
b,i
2012-CR1 , D , 144A, FRN , 5.274% , 5/15/45 .............. United States 936,344 873,739
2012-CR4 , AM , 3.251% , 10/15/45 ..................... United States 1,200,000 1,173,521

Putnam Income Fund
Schedule of Investments (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Country
Principal
Amount
*
a
Value
a a a a a
Commercial Mortgage-Backed Securities
(continued)
Financial Services (continued)
COMM Mortgage Trust, (continued)
b
2012-LC4 , E , 144A, 4.25% , 12/10/44 ................... United States 1,918,000 $ 227,148
i
2014-CR17 , C , FRN , 4.942% , 5/10/47 .................. United States 634,000 599,584
b,i
2014-CR17 , D , 144A, FRN , 5.006% , 5/10/47 ............. United States 233,000 205,039
i,j
2014-UBS4 , XA , IO, FRN , 0.902% , 8/10/47 .............. United States 1,473,276 153
i,j
2019-GC44 , XA , IO, FRN , 0.724% , 8/15/57 .............. United States 77,269,824 1,253,231
b ,i ,j
Credit Suisse Commercial Mortgage Trust , 2007-C2 , AX , IO,
144A, FRN , 0.029% , 1/15/49 ......................... United States 5,837,558 1,507
i
CSAIL Commercial Mortgage Trust ,
2015-C1 , C , FRN , 3.888% , 4/15/50 .................... United States 1,507,000 1,415,261
j
2019-C17 , XA , IO, FRN , 1.45% , 9/15/52 ................. United States 52,964,116 1,726,323
i ,j
CSMC Trust , 2016-NXSR , XA , IO, FRN , 0.715% , 12/15/49 .... United States 67,230,633 47,949
b ,i
DBUBS Mortgage Trust , 2011-LC3A , D , 144A, FRN , 5.535% ,
8/10/44 ......................................... United States 2,849,889 2,787,464
i ,j
GS Mortgage Securities Trust , 2014-GC22 , XA , IO, FRN , 0.723% ,
6/10/47 ......................................... United States 11,924,838 67,887
b ,i
IRV Trust , 2025-200P , C , 144A, FRN , 5.921% , 3/14/47 ....... United States 1,422,000 1,424,603
J.P. Morgan Chase Commercial Mortgage Securities Trust ,
b,i
2012-C6 , E , 144A, FRN , 5.129% , 5/15/45 ............... United States 128,883 127,615
b,i
2012-LC9 , D , 144A, FRN , 3.691% , 12/15/47 ............. United States 737,000 719,944
2016-JP3 , AS , 3.144% , 8/15/49 ....................... United States 1,250,000 1,212,297
i
JPMBB Commercial Mortgage Securities Trust ,
2013-C12 , C , FRN , 4.072% , 7/15/45 ................... United States 101,419 100,192
b
2013-C14 , D , 144A, FRN , 4.171% , 8/15/46 .............. United States 917,000 734,119
j
2014-C22 , XA , IO, FRN , 0.554% , 9/15/47 ................ United States 1,009,923 16
j
2014-C25 , XA , IO, FRN , 0.548% , 11/15/47 ............... United States 4,005,801 16,639
i
JPMDB Commercial Mortgage Securities Trust ,
2018-C8 , C , FRN , 4.913% , 6/15/51 .................... United States 387,000 355,840
j
2019-COR6 , XA , IO, FRN , 1.03% , 11/13/52 .............. United States 65,133,558 1,751,168
b ,i
MAD Commercial Mortgage Trust , 2025-11MD , D , 144A, FRN ,
6.571% , 10/15/42 .................................. United States 1,900,000 1,924,366
i
Morgan Stanley Bank of America Merrill Lynch Trust ,
b
2012-C5 , E , 144A, FRN , 4.819% , 8/15/45 ............... United States 180,454 179,676
2013-C10 , B , FRN , 4.082% , 7/15/46 ................... United States 670,981 638,442
b
2013-C10 , F , 144A, FRN , 4.082% , 7/15/46 ............... United States 2,331,000 379,833
i
Morgan Stanley Capital I Trust ,
j
2016-BNK2 , XA , IO, FRN , 1.066% , 11/15/49 ............. United States 19,870,746 60,749
j
2016-UB12 , XA , IO, FRN , 0.759% , 12/15/49 ............. United States 59,044,443 27,591
j
2018-H3 , XA , IO, FRN , 0.939% , 7/15/51 ................. United States 39,845,781 549,410
j
2018-H4 , XA , IO, FRN , 0.967% , 12/15/51 ................ United States 51,398,618 898,628
2018-L1 , C , FRN , 4.926% , 10/15/51 .................... United States 341,000 311,283
b ,k
TIAA Real Estate CDO Ltd. , 2003-1A , E , 144A, 8% , 12/28/38 .. United States 1,661,295 201
i ,j
UBS Commercial Mortgage Trust ,
2017-C7 , XA , IO, FRN , 1.115% , 12/15/50 ................ United States 53,995,077 679,982
2018-C12 , XA , IO, FRN , 1.004% , 8/15/51 ................ United States 98,348,850 1,529,777
b ,i
VEGAS , 2024-GCS , D , 144A, FRN , 6.424% , 7/10/36 ......... United States 954,000 948,795
b ,i
VRTX Trust , 2025-HQ , D , 144A, FRN , 6.815% , 8/05/42 ....... United States 1,191,000 1,191,138
i ,j
Wachovia Bank Commercial Mortgage Trust , 2006-C29 , IO, FRN ,
0.488% , 11/15/48 .................................. United States 26,420 26
Wells Fargo Commercial Mortgage Trust ,
2015-C31 , D , 3.852% , 11/15/48 ....................... United States 1,409,000 1,279,418
i,j
2017-C41 , XA , IO, FRN , 1.29% , 11/15/50 ................ United States 73,999,535 887,521
i
2018-C46 , C , FRN , 5.118% , 8/15/51 ................... United States 412,000 387,859
b
2019-C50 , D , 144A, 3% , 5/15/52 ...................... United States 632,000 507,152
i,j
2019-C50 , XA , IO, FRN , 1.571% , 5/15/52 ................ United States 41,884,058 1,296,940
i,j
2020-C55 , XA , IO, FRN , 1.397% , 2/15/53 ................ United States 61,870,341 2,931,219

Putnam Income Fund
Schedule of Investments (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Commercial Mortgage-Backed Securities
(continued)
Financial Services (continued)
Wells Fargo Commercial Mortgage Trust, (continued)
i
2020-C57 , C , FRN , 4.157% , 8/15/53 ................... United States 1,121,000 $ 1,024,151
i
WFRBS Commercial Mortgage Trust ,
j
2013-C14 , XA , IO, FRN , 0.456% , 6/15/46 ................ United States 854,990 7
2014-C21 , C , FRN , 4.234% , 8/15/47 ................... United States 1,285,000 1,242,495
j
2014-C22 , XA , IO, FRN , 0.383% , 9/15/57 ................ United States 2,950,895 472
j
2014-C23 , XA , IO, FRN , 0.198% , 10/15/57 ............... United States 587,808 821
52,698,720
a a a a a a
Total Commercial Mortgage-Backed Securities (Cost $ 56,190,091 ) ..............
52,698,720
Mortgage-Backed Securities 34.6%
Federal Home Loan Mortgage Corp. (FHLMC) Fixed Rate 0.4%
FHLMC Pool, 30 Year , 2%, 5/01/51 ...................... United States 486,730 392,147
FHLMC Pool, 30 Year , 2.5%, 4/01/43 - 4/01/52 ............. United States 2,932,406 2,515,179
FHLMC Pool, 30 Year , 3.5%, 4/01/42 - 10/01/46 ............ United States 272,503 255,274
FHLMC Pool, 30 Year , 4%, 12/01/44 - 7/01/49 .............. United States 256,459 245,231
FHLMC Pool, 30 Year , 4.5%, 11/01/44 - 11/01/49 ............ United States 58,448 57,254
FHLMC Pool, 30 Year , 5%, 3/01/41 - 7/01/52 ............... United States 865,347 860,508
4,325,593
Federal National Mortgage Association (FNMA) Fixed Rate 23.6%
FNMA , 3.5%, 2/01/47 - 6/01/56 ......................... United States 3,011,974 2,758,007
FNMA , 3.5%, 9/01/57 ................................ United States 4,724,027 4,269,279
FNMA , 4%, 1/01/45 - 1/01/57 .......................... United States 3,141,506 2,964,895
FNMA, 15 Year , 2%, 2/01/37 ........................... United States 3,603,259 3,311,934
FNMA, 15 Year , 2%, 3/01/37 ........................... United States 2,847,705 2,617,870
FNMA, 15 Year , 3.5%, 6/01/31 ......................... United States 88,343 87,278
FNMA, 30 Year , 2%, 9/01/50 - 4/01/52 .................... United States 2,382,948 1,932,999
FNMA, 30 Year , 2.5%, 12/01/50 - 2/01/52 ................. United States 1,572,425 1,347,308
FNMA, 30 Year , 3%, 9/01/42 - 4/01/52 .................... United States 2,808,522 2,525,108
FNMA, 30 Year , 3.5%, 5/01/42 - 8/01/45 .................. United States 1,020,479 954,402
FNMA, 30 Year , 4%, 8/01/44 - 11/01/49 ................... United States 713,515 682,103
FNMA, 30 Year , 4.5%, 7/01/44 - 11/01/49 ................. United States 592,385 577,473
FNMA, 30 Year , 5%, 3/01/40 - 9/01/52 .................... United States 5,277,702 5,247,404
FNMA, 30 Year , 5.5%, 1/01/33 - 2/01/35 .................. United States 120,149 122,510
FNMA, 30 Year , 6%, 2/01/36 - 4/01/53 .................... United States 956,601 1,003,701
l
Uniform Mortgage-Backed Securities , 1.5% , TBA, 5/25/41 ..... United States 6,000,000 5,383,877
l
Uniform Mortgage-Backed Securities , 1.5% , TBA, 5/25/56 ..... United States 6,910,000 5,294,052
l
Uniform Mortgage-Backed Securities , 2% , TBA, 5/25/41 ...... United States 2,000,000 1,834,626
l
Uniform Mortgage-Backed Securities , 2% , TBA, 5/25/56 ...... United States 64,100,000 51,303,222
l
Uniform Mortgage-Backed Securities , 2.5% , TBA, 5/25/41 ..... United States 4,430,000 4,170,273
l
Uniform Mortgage-Backed Securities , 2.5% , TBA, 5/25/56 ..... United States 45,300,000 37,939,445
l
Uniform Mortgage-Backed Securities , 3% , TBA, 5/25/41 ...... United States 2,000,000 1,904,915
l
Uniform Mortgage-Backed Securities , 3% , TBA, 5/25/56 ...... United States 15,130,000 13,247,904
l
Uniform Mortgage-Backed Securities , 3.5% , TBA, 5/25/41 ..... United States 1,000,000 960,510
l
Uniform Mortgage-Backed Securities , 3.5% , TBA, 5/25/56 ..... United States 4,530,000 4,123,979
l
Uniform Mortgage-Backed Securities , 4% , TBA, 5/25/56 ...... United States 5,500,000 5,158,614
l
Uniform Mortgage-Backed Securities , 4.5% , TBA, 5/25/56 ..... United States 27,650,000 26,600,407
l
Uniform Mortgage-Backed Securities , 5% , TBA, 5/25/56 ...... United States 16,000,000 15,911,562
l
Uniform Mortgage-Backed Securities , 5.5% , TBA, 5/25/56 ..... United States 3,300,000 3,316,931
l
Uniform Mortgage-Backed Securities , 6% , TBA, 5/25/56 ...... United States 26,080,000 26,627,387
234,179,975
m
Government National Mortgage Association (GNMA) Adjustable Rate 0.1%
GNMA II , 3.89% - 4.7%, 5/20/65 - 8/20/65 ................. United States 47,673 47,297

Putnam Income Fund
Schedule of Investments (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Country
Principal
Amount
*
a
Value
a a a a a
Mortgage-Backed Securities
(continued)
m
Government National Mortgage Association (GNMA) Adjustable Rate (contin-
ued)
GNMA II , 5.697%, ( 1-year Refinitiv USD IBOR Consumer Cash
Fallbacks +/- MBS Margin), 12/20/68 ................... United States 893,219 $ 932,558
979,855
Government National Mortgage Association (GNMA) Fixed Rate 10.5%
GNMA I, Single-family, 30 Year , 3.5%, 11/15/47 ............. United States 40,548 37,283
GNMA I, Single-family, 30 Year , 5%, 6/15/40 ............... United States 932,924 953,916
GNMA I, Single-family, 30 Year , 6.5%, 3/15/31 - 10/15/31 ...... United States 50,020 51,042
GNMA II, 30 Year , 3.5%, 9/20/48 ........................ United States 807,343 746,921
GNMA II, 30 Year , 4.5%, 7/20/52 ........................ United States 547,566 533,643
GNMA II, 30 Year , 5.5%, 7/20/53 ........................ United States 381,052 391,818
l
GNMA II, Single-family, 30 Year , 2%, 5/15/56 ............... United States 12,000,000 9,876,222
GNMA II, Single-family, 30 Year , 2.5%, 2/20/53 ............. United States 1,652,479 1,421,445
l
GNMA II, Single-family, 30 Year , 2.5%, 5/15/56 ............. United States 9,000,000 7,710,607
GNMA II, Single-family, 30 Year , 3%, 3/20/43 - 2/20/53 ....... United States 2,935,849 2,623,844
GNMA II, Single-family, 30 Year , 3.5%, 11/20/47 - 3/20/50 ..... United States 4,352,240 3,958,292
l
GNMA II, Single-family, 30 Year , 3.5%, 5/15/56 ............. United States 7,000,000 6,328,711
GNMA II, Single-family, 30 Year , 4%, 2/20/48 - 9/20/49 ....... United States 3,768,448 3,535,864
l
GNMA II, Single-family, 30 Year , 4%, 5/15/56 ............... United States 500,000 466,612
GNMA II, Single-family, 30 Year , 4.5%, 5/20/44 - 12/20/54 ..... United States 3,444,729 3,398,557
l
GNMA II, Single-family, 30 Year , 4.5%, 5/15/56 ............. United States 2,000,000 1,929,063
GNMA II, Single-family, 30 Year , 5%, 7/20/41 - 10/20/49 ...... United States 2,872,156 2,896,646
l
GNMA II, Single-family, 30 Year , 5%, 5/15/56 ............... United States 4,000,000 3,965,902
GNMA II, Single-family, 30 Year , 5.5%, 4/20/49 - 7/20/53 ...... United States 1,698,520 1,736,102
l
GNMA II, Single-family, 30 Year , 5.5%, 5/15/56 ............. United States 37,500,000 37,769,381
GNMA II, Single-family, 30 Year , 6%, 12/20/48 - 4/20/55 ...... United States 2,116,299 2,203,775
l
GNMA II, Single-family, 30 Year , 6.5%, 5/15/56 ............. United States 11,000,000 11,491,354
104,027,000
Total Mortgage-Backed Securities (Cost $ 347,109,358 ) .........................
343,512,423
Residential Mortgage-Backed Securities 7.4%
Financial Services 7.4%
b
A&D Mortgage Trust , 2023-NQM4 , A2 , 144A, 7.826% , 9/25/68 . United States 544,490 548,621
b
Angel Oak Mortgage Trust ,
2023-3 , A1 , 144A, 4.8% , 9/26/67 ...................... United States 1,073,079 1,069,347
2024-9 , A1 , 144A, 5.138% , 9/25/69 .................... United States 615,932 616,241
b
Arroyo Mortgage Trust ,
i
2019-3 , M1 , 144A, FRN , 4.204% , 10/25/48 ............... United States 3,050,000 2,865,989
2020-1 , A3 , 144A, 3.328% , 3/25/55 .................... United States 150,000 139,426
b ,i
BRAVO Residential Funding Trust , 2020-RPL1 , M1 , 144A, FRN ,
3.25% , 5/26/59 ................................... United States 5,430,000 5,204,774
b ,i
Bunker Hill Loan Depositary Trust , 2020-1 , A3 , 144A, FRN ,
3.253% , 2/25/55 ................................... United States 2,100,000 2,058,011
b ,f
Chase Home Lending Mortgage Trust , 2025-10 , A11 , 144A, FRN ,
4.945% , ( 30-day SOFR Average + 1.3% ), 7/25/56 ......... United States 675,792 677,666
b ,f
Chevy Chase Funding LLC , 2004-3A , A2 , 144A, FRN , 4.069% ,
( 1-month SOFR + 0.414% ), 8/25/35 .................... United States 353,575 348,355
b
COLT Mortgage Loan Trust ,
i
2021-1 , B1 , 144A, FRN , 3.144% , 6/25/66 ................ United States 2,996,000 2,338,527
2023-3 , A1 , 144A, 7.18% , 9/25/68 ..................... United States 683,585 687,796
b
Cross Mortgage Trust ,
2024-H3 , A1 , 144A, 6.272% , 6/25/69 ................... United States 398,526 402,054
2024-H4 , A1 , 144A, 6.147% , 7/25/69 ................... United States 935,781 944,574
b ,i
Deephaven Residential Mortgage Trust , 2022-3 , A3 , 144A, FRN ,
5.3% , 7/25/67 .................................... United States 2,030,649 2,043,263

Putnam Income Fund
Schedule of Investments (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Residential Mortgage-Backed Securities
(continued)
Financial Services (continued)
b ,i
Ellington Financial Mortgage Trust , 2020-1 , A2 , 144A, FRN ,
3.149% , 5/25/65 ................................... United States 98,307 $ 97,519
i
FHLMC Seasoned Credit Risk Transfer Trust ,
b
2019-2 , M , 144A, FRN , 4.75% , 8/25/58 ................. United States 484,787 474,200
2019-3 , M , FRN , 4.75% , 10/25/58 ..................... United States 3,067,256 3,027,854
b
2019-4 , M , 144A, FRN , 4.5% , 2/25/59 .................. United States 1,897,014 1,844,423
b ,f
FHLMC STACR REMIC Trust ,
2021-DNA5 , M2 , 144A, FRN , 5.295% , ( 30-day SOFR Average
+ 1.65% ), 1/25/34 ................................. United States 8,475 8,497
2021-DNA6 , M2 , 144A, FRN , 5.145% , ( 30-day SOFR Average
+ 1.5% ), 10/25/41 ................................. United States 92,852 93,069
2021-DNA7 , M2 , 144A, FRN , 5.445% , ( 30-day SOFR Average
+ 1.8% ), 11/25/41 .................................. United States 394,000 395,956
2021-HQA4 , M2 , 144A, FRN , 5.995% , ( 30-day SOFR Average
+ 2.35% ), 12/25/41 ................................ United States 3,732,140 3,761,704
2022-DNA2 , M1A , 144A, FRN , 4.945% , ( 30-day SOFR Average
+ 1.3% ), 2/25/42 .................................. United States 1,896 1,897
2022-DNA3 , M1B , 144A, FRN , 6.545% , ( 30-day SOFR Average
+ 2.9% ), 4/25/42 .................................. United States 10,000 10,176
2022-DNA5 , M1A , 144A, FRN , 6.595% , ( 30-day SOFR Average
+ 2.95% ), 6/25/42 ................................. United States 17,086 17,297
2022-DNA6 , M1A , 144A, FRN , 5.795% , ( 30-day SOFR Average
+ 2.15% ), 9/25/42 ................................. United States 54,074 54,196
2022-DNA6 , M1B , 144A, FRN , 7.345% , ( 30-day SOFR Average
+ 3.7% ), 9/25/42 .................................. United States 27,000 27,920
2022-HQA1 , M1A , 144A, FRN , 5.745% , ( 30-day SOFR Average
+ 2.1% ), 3/25/42 .................................. United States 736 736
2022-HQA1 , M2 , 144A, FRN , 8.895% , ( 30-day SOFR Average
+ 5.25% ), 3/25/42 ................................. United States 6,323,000 6,548,462
2022-HQA2 , M1B , 144A, FRN , 7.645% , ( 30-day SOFR Average
+ 4% ), 7/25/42 .................................... United States 1,000,000 1,034,259
2023-DNA1 , M1A , 144A, FRN , 5.746% , ( 30-day SOFR Average
+ 2.1% ), 3/25/43 .................................. United States 43,781 44,300
2023-HQA2 , M1A , 144A, FRN , 5.645% , ( 30-day SOFR Average
+ 2% ), 6/25/43 .................................... United States 11,426 11,438
2023-HQA3 , A1 , 144A, FRN , 5.495% , ( 30-day SOFR Average +
1.85% ), 11/25/43 .................................. United States 88,289 88,837
2023-HQA3 , M1 , 144A, FRN , 5.495% , ( 30-day SOFR Average
+ 1.85% ), 11/25/43 ................................. United States 15,407 15,496
2024-DNA1 , A1 , 144A, FRN , 4.995% , ( 30-day SOFR Average +
1.35% ), 2/25/44 ................................... United States 96,049 96,503
2024-DNA2 , A1 , 144A, FRN , 4.895% , ( 30-day SOFR Average +
1.25% ), 5/25/44 ................................... United States 101,045 101,499
2025-DNA3 , M1 , 144A, FRN , 4.745% , ( 30-day SOFR Average
+ 1.1% ), 9/25/45 .................................. United States 757,569 757,942
FNMA , 2003-34 , P1 , Strip , 4/25/43 ......................
United States 46,782 43,258
f
FNMA Connecticut Avenue Securities Trust ,
2018-C02 , 2M2 , FRN , 5.96% , ( 30-day SOFR Average +
2.314% ), 8/25/30 .................................. United States 5,572 5,645
b
2021-R03 , 1M2 , 144A, FRN , 5.295% , ( 30-day SOFR Average +
1.65% ), 12/25/41 .................................. United States 120,284 120,770
b
2022-R02 , 2M2 , 144A, FRN , 6.645% , ( 30-day SOFR Average +
3% ), 1/25/42 ..................................... United States 1,473,081 1,491,827
b
2022-R03 , 1M2 , 144A, FRN , 7.145% , ( 30-day SOFR Average +
3.5% ), 3/25/42 .................................... United States 38,000 38,832
b
2022-R04 , 1M2 , 144A, FRN , 6.745% , ( 30-day SOFR Average +
3.1% ), 3/25/42 .................................... United States 53,000 53,914

Putnam Income Fund
Schedule of Investments (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Country
Principal
Amount
*
a
Value
a a a a a
Residential Mortgage-Backed Securities
(continued)
Financial Services (continued)
f
FNMA Connecticut Avenue Securities Trust, (continued)
b
2022-R05 , 2M1 , 144A, FRN , 5.545% , ( 30-day SOFR Average +
1.9% ), 4/25/42 .................................... United States 77,467 $ 77,492
b
2023-R06 , 1M1 , 144A, FRN , 5.345% , ( 30-day SOFR Average +
1.7% ), 7/25/43 .................................... United States 293,309 294,009
b
2023-R07 , 2M1 , 144A, FRN , 5.595% , ( 30-day SOFR Average +
1.95% ), 9/25/43 ................................... United States 12,392 12,417
b
2024-R02 , 1M1 , 144A, FRN , 4.745% , ( 30-day SOFR Average +
1.1% ), 2/25/44 .................................... United States 2,391 2,392
b
2024-R03 , 2M1 , 144A, FRN , 4.795% , ( 30-day SOFR Average +
1.15% ), 3/25/44 ................................... United States 12,357 12,359
b
2024-R04 , 1M1 , 144A, FRN , 4.745% , ( 30-day SOFR Average +
1.1% ), 5/25/44 .................................... United States 9,455 9,456
b
2024-R06 , 1A1 , 144A, FRN , 4.795% , ( 30-day SOFR Average +
1.15% ), 9/25/44 ................................... United States 82,678 82,968
b
2025-R06 , 1A1 , 144A, FRN , 4.545% , ( 30-day SOFR Average +
0.9% ), 9/25/45 .................................... United States 622,291 622,975
b
2026-R01 , 2A1 , 144A, FRN , 4.495% , ( 30-day SOFR Average +
0.85% ), 1/25/46 ................................... United States 1,537,975 1,538,468
b
2026-R01 , 2M1 , 144A, FRN , 4.645% , ( 30-day SOFR Average +
1% ), 1/25/46 ..................................... United States 1,652,888 1,653,925
b
GCAT Trust , 2020-NQM2 , A3 , 144A, 3.935% , 4/25/65 ........ United States 1,024,122 1,002,924
b
GS Mortgage-Backed Securities Trust ,
i
2020-RPL1 , M2 , 144A, FRN , 3.75% , 7/25/59 ............. United States 1,125,000 979,837
2024-RPL4 , A1 , 144A, 3.9% , 9/25/61 ................... United States 433,175 423,700
b
J.P. Morgan Mortgage Trust , 2024-VIS2 , A1 , 144A, 5.853% ,
11/25/64 ........................................ United States 412,861 415,690
b
MFA Trust , 2025-NQM3 , A1 , 144A, 5.261% , 8/25/70 ......... United States 445,813 446,870
b ,i
Morgan Stanley Resecuritization Trust , 2015-R4 , CB1 , 144A,
FRN , 4.037% , 8/26/47 .............................. United States 625,003 625,716
b ,f
Morgan Stanley Residential Mortgage Loan Trust , 2024-3 , AF ,
144A, FRN , 4.995% , ( 30-day SOFR Average + 1.35% ), 7/25/54 United States 129,110 129,426
b
OBX Trust ,
2023-NQM7 , A1 , 144A, 6.844% , 4/25/63 ................ United States 879,775 884,196
f
2025-J2 , AF , 144A, FRN , 4.945% , ( 30-day SOFR Average +
1.3% ), 9/25/55 .................................... United States 830,680 833,580
b
PRET LLC , 2026-NPL1 , A1 , 144A, 5.18% , 1/25/56 .......... United States 635,025 630,700
b
PRKCM Trust , 2023-AFC2 , A1 , 144A, 6.482% , 6/25/58 ....... United States 2,967,547 2,960,810
b
PRPM LLC , 2026-1 , A1 , 144A, 5.185% , 2/25/31 ............ United States 1,367,391 1,355,565
b ,i
RMF Proprietary Issuance Trust , 2022-3 , A , 144A, FRN , 4% ,
8/25/62 ......................................... United States 1,816,001 1,805,653
b ,f
Station Place Securitization Trust ,
2025-1 , A , 144A, FRN , 4.552% , ( 1-month SOFR + 0.9% ),
7/23/26 ......................................... United States 3,380,000 3,382,120
2025-3 , A , 144A, FRN , 4.552% , ( 1-month SOFR + 0.9% ),
9/23/26 ......................................... United States 3,370,000 3,384,802
2025-7 , A , 144A, FRN , 4.552% , ( 1-month SOFR + 0.9% ),
11/24/26 ........................................ United States 3,403,000 3,422,127
b ,i
Towd Point Mortgage Trust ,
2018-5 , M1 , 144A, FRN , 3.25% , 7/25/58 ................ United States 209,000 179,344
2019-2 , A2 , 144A, FRN , 3.75% , 12/25/58 ................ United States 327,000 299,204
b
Verus Securitization Trust , 2024-1 , A1 , 144A, 5.712% , 1/25/69 . United States 1,074,939 1,078,898
b
Visio Trust , 2022-1 , A2 , 144A, 5.85% , 8/25/57 .............. United States 1,080,368 1,078,912
f
WaMu Mortgage Pass-Through Certificates Trust ,
2005-AR13 , A1B2 , FRN , 4.629% , ( 1-month SOFR + 0.974% ),
10/25/45 ........................................ United States 521,871 508,129

Putnam Income Fund
Schedule of Investments (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Residential Mortgage-Backed Securities
(continued)
Financial Services (continued)
f
WaMu Mortgage Pass-Through Certificates Trust, (continued)
2005-AR13 , A1C4 , FRN , 4.629% , ( 1-month SOFR + 0.974% ),
10/25/45 ........................................ United States 1,827,639 $ 1,768,146
2005-AR17 , A1B2 , FRN , 4.589% , ( 1-month SOFR + 0.934% ),
12/25/45 ........................................ United States 1,029,679 951,908
2005-AR2 , 2A1B , FRN , 4.509% , ( 1-month SOFR + 0.854% ),
1/25/45 ......................................... United States 160,841 161,585
73,229,373
a a a a a a
Total Residential Mortgage-Backed Securities (Cost $ 72,748,597 ) ...............
73,229,373
Agency Commercial Mortgage-Backed Securities 5.4%
Financial Services 5.4%
FHLMC ,
f
3065 , DC , FRN , 8.597% , ( - 3 x 30-day SOFR Average +
19.517% ), 3/15/35 ................................. United States 89,963 92,608
i
3117 , AF , FRN , Zero Cpn., 2/15/36 ..................... United States 5,879 5,198
3369 , BO , Strip , 9/15/37 ............................. United States 1,928 1,648
3391 , Strip , 4/15/37 ................................ United States 25,645 22,452
f
3408 , EK , FRN , 10.686% , ( - 4 x 30-day SOFR Average +
25.332% ), 4/15/37 ................................. United States 154,777 179,894
j
4018 , DI , IO, 4.5% , 7/15/41 .......................... United States 29,596 211
f
406 , F30 , FRN , 4.795% , ( 30-day SOFR Average + 1.15% ),
10/25/53 ........................................ United States 1,419,386 1,432,396
j
4132 , IP , IO, 4.5% , 11/15/42 .......................... United States 372,123 24,707
f,j
4839 , WS , IO, FRN , 2.346% , ( - 1 x 30-day SOFR Average +
5.986% ), 8/15/56 .................................. United States 12,164,208 1,600,717
j
5050 , IM , IO, 3.5% , 10/25/50 ......................... United States 2,084,137 407,861
j
5349 , IB , IO, 4% , 12/15/46 ........................... United States 3,107,023 651,995
b ,f
FHLMC Multi-family Structured Credit Risk Trust , 2021-MN3 , M2 ,
144A, FRN , 7.645% , ( 30-day SOFR Average + 4% ), 11/25/51 . United States 478,000 495,264
FNMA ,
2006-84 , OT , Strip , 9/25/36 .......................... United States 2,603 2,198
2007-14 , KO , Strip , 3/25/37 .......................... United States 21,046 17,951
j
2012-128 , QI , IO, 3.5% , 6/25/42 ....................... United States 616,918 17,013
j
2015-33 , AI , IO, 5% , 6/25/45 ......................... United States 5,468,369 653,040
j
2017-72 , ID , IO, 4.5% , 9/25/47 ........................ United States 9,701,547 1,798,330
j
2021-12 , NI , IO, 2.5% , 3/25/51 ........................ United States 23,117,867 3,862,434
j
2023-49 , IA , IO, 3% , 8/25/46 ......................... United States 3,497,324 446,898
j
2023-49 , IB , IO, 3.5% , 3/25/47 ........................ United States 3,045,434 465,380
j
409 , C24 , IO, 4.5% , 4/25/42 .......................... United States 2,833,765 555,790
b ,f
FNMA Multi-family Connecticut Avenue Securities Trust ,
2019-01 , M10 , 144A, FRN , 7.01% , ( 30-day SOFR Average +
3.364% ), 10/25/49 ................................. United States 2,182,616 2,217,175
2020-01 , M10 , 144A, FRN , 7.51% , ( 30-day SOFR Average +
3.864% ), 3/25/50 .................................. United States 2,662,081 2,706,998
b ,f
FREMF Mortgage Trust , 2018-KF43 , B , 144A, FRN , 5.917% , ( 30-
day SOFR Average + 2.264% ), 1/25/28 ................. United States 2,579,818 2,518,056
GNMA ,
j
2009-79 , IC , IO, 6% , 8/20/39 ......................... United States 1,888,229 187,393
j
2010-9 , UI , IO, 5% , 1/20/40 .......................... United States 2,193,240 425,211
i,j
2010-H19 , GI , IO, FRN , 1.454% , 8/20/60 ................ United States 2,017,161 89,219
f,j
2011-70 , YI , IO, FRN , 0.15% , ( - 1 x 1-month SOFR + 4.886% ),
12/20/40 ........................................ United States 2,638,357 17,553
j
2012-113 , ID , IO, 3.5% , 9/20/42 ....................... United States 5,457,733 772,407
j
2012-136 , IO, 3.5% , 11/20/42 ......................... United States 4,400,822 549,385

Putnam Income Fund
Schedule of Investments (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Country
Principal
Amount
*
a
Value
a a a a a
Agency Commercial Mortgage-Backed Securities
(continued)
Financial Services (continued)
GNMA, (continued)
j
2012-38 , MI , IO, 4% , 3/20/42 ......................... United States 9,863,492 $ 1,673,115
j
2013-164 , CI , IO, 3% , 11/16/28 ....................... United States 361,134 4,091
j
2014-100 , JI , IO, 3.5% , 7/16/29 ....................... United States 618,558 13,385
j
2014-102 , IG , IO, 3.5% , 3/16/41 ....................... United States 131,767 1,402
j
2014-180 , IO, 5% , 12/20/44 .......................... United States 5,139,559 999,847
j
2014-30 , KI , IO, 3% , 2/16/29 ......................... United States 166,026 1,597
j
2014-5 , LI , IO, 3% , 1/16/29 .......................... United States 145,430 1,558
j
2014-71 , BI , IO, 4.5% , 5/20/29 ........................ United States 1,138 6
j
2014-76 , IO, 5% , 5/20/44 ............................ United States 1,349,081 272,846
i,j
2014-H11 , GI , IO, FRN , 1.531% , 6/20/64 ................ United States 7,097,533 229,087
j
2015-52 , KI , IO, 3.5% , 11/20/40 ....................... United States 915,227 25,956
j
2015-53 , MI , IO, 4% , 4/16/45 ......................... United States 4,868,474 950,922
i,j
2015-H01 , CI , IO, FRN , 1.538% , 12/20/64 ............... United States 1,290,112 26,053
i,j
2015-H04 , AI , IO, FRN , 1.933% , 12/20/64 ............... United States 4,611,212 164,299
i,j
2015-H10 , CI , IO, FRN , 1.763% , 4/20/65 ................ United States 2,479,251 85,495
i,j
2015-H12 , AI , IO, FRN , 1.857% , 5/20/65 ................ United States 2,393,559 77,367
i,j
2015-H12 , EI , IO, FRN , 1.764% , 4/20/65 ................ United States 4,251,183 86,737
i,j
2015-H12 , GI , IO, FRN , 1.807% , 5/20/65 ................ United States 4,213,433 170,695
i,j
2015-H16 , XI , IO, FRN , 2.613% , 7/20/65 ................ United States 2,710,562 160,099
i,j
2015-H20 , AI , IO, FRN , 1.854% , 8/20/65 ................ United States 3,304,781 119,973
i,j
2015-H25 , AI , IO, FRN , 1.681% , 9/20/65 ................ United States 2,519,065 54,160
i,j
2015-H25 , CI , IO, FRN , 2.327% , 10/20/65 ............... United States 2,467,692 117,265
i,j
2015-H26 , DI , IO, FRN , 2.37% , 10/20/65 ................ United States 2,275,156 122,608
i,j
2016-H11 , HI , IO, FRN , 1.822% , 1/20/66 ................ United States 1,638,101 51,911
i,j
2016-H23 , NI , IO, FRN , 2.748% , 10/20/66 ............... United States 5,762,514 284,651
i,j
2016-H24 , JI , IO, FRN , 2.72% , 11/20/66 ................. United States 2,661,852 168,285
i,j
2017-H08 , NI , IO, FRN , 2.197% , 3/20/67 ................ United States 2,424,280 88,951
i,j
2017-H10 , MI , IO, FRN , 1.622% , 4/20/67 ................ United States 3,758,958 110,720
i,j
2017-H12 , QI , IO, FRN , 2.08% , 5/20/67 ................. United States 3,977,127 155,705
i,j
2017-H18 , CI , IO, FRN , 2.2% , 9/20/67 .................. United States 3,939,172 273,414
i,j
2017-H23 , BI , IO, FRN , 1.903% , 11/20/67 ............... United States 4,906,473 177,232
i,j
2018-H02 , EI , IO, FRN , 2.511% , 1/20/68 ................ United States 5,057,768 210,153
i,j
2018-H17 , GI , IO, FRN , 2.213% , 10/20/68 ............... United States 7,623,459 239,605
f,j
2019-121 , SD , IO, FRN , 2.225% , ( - 1 x 1-month SOFR +
5.886% ), 10/20/49 ................................. United States 2,267,675 254,019
f,j
2019-125 , SG , IO, FRN , 2.275% , ( - 1 x 1-month SOFR +
5.936% ), 10/20/49 ................................. United States 3,235,607 347,850
f,j
2019-65 , BS , IO, FRN , 2.325% , ( - 1 x 1-month SOFR +
5.986% ), 5/20/49 .................................. United States 5,035,295 480,312
j
2019-83 , IO, 4.5% , 6/20/49 .......................... United States 6,787,500 1,521,235
i,j
2019-H02 , DI , IO, FRN , 2.601% , 11/20/68 ............... United States 5,924,126 278,668
i,j
2019-H14 , IB , IO, FRN , 2.495% , 8/20/69 ................ United States 7,160,276 294,917
f,j
2020-112 , MS , IO, FRN , 2.525% , ( - 1 x 1-month SOFR +
6.186% ), 8/20/50 .................................. United States 3,939,144 509,372
j
2020-123 , NI , IO, 2.5% , 8/20/50 ....................... United States 13,034,364 1,953,344
j
2020-151 , MI , IO, 2.5% , 10/20/50 ...................... United States 22,888,748 3,409,139
i,j
2020-H02 , GI , IO, FRN , 2.488% , 1/20/70 ................ United States 9,970,164 453,762
j
2021-91 , AI , IO, 3.5% , 5/20/51 ........................ United States 14,159,826 2,631,228
f
2023-140 , JS , FRN , 6.992% , ( - 2 x 30-day SOFR Average +
16.05% ), 9/20/53 .................................. United States 765,794 768,368
f
2023-152 , FB , FRN , 4.79% , ( 30-day SOFR Average + 1.15% ),
4/20/51 ......................................... United States 2,526,729 2,581,881
f,j
2023-19 , S , IO, FRN , 2.275% , ( - 1 x 1-month SOFR + 5.936% ),
11/20/49 ........................................ United States 14,877,839 1,595,608
f
2023-66 , PS , FRN , 6.275% , ( - 3 x 30-day SOFR Average +
15.375% ), 5/20/53 ................................. United States 2,679,065 2,581,300

Putnam Income Fund
Schedule of Investments (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Agency Commercial Mortgage-Backed Securities
(continued)
Financial Services (continued)
GNMA, (continued)
j
2025-120 , IA , IO, 4% , 3/20/52 ........................ United States 6,744,989 $ 1,294,500
f,j
2025-120 , SD , IO, FRN , 2.225% , ( - 1 x 1-month SOFR +
5.886% ), 10/20/49 ................................. United States 11,692,753 1,250,653
f
2025-169 , FB , FRN , 4.64% , ( 30-day SOFR Average + 1% ),
10/20/55 ........................................ United States 1,861,690 1,874,324
53,417,052
a a a a a a
Total Agency Commercial Mortgage-Backed Securities (Cost $ 54,374,341 ) .......
53,417,052
Municipal Bonds 1.1%
California 0.5%
California Health Facilities Financing Authority , State of California
Personal Income Tax , Revenue , 2022 , 4.19% , 6/01/37 ...... United States 1,040,000 974,260
City of Orange , Revenue , 2021 , Refunding , 2.65% , 6/01/34 ....
United States 470,000 403,139
City of Pomona , Revenue , 2020 BJ , 3.716% , 8/01/40 ........
United States 285,000 245,071
County of Fresno , Revenue , 2004 A , NATL Insured , 4.71%,
8/15/32 ......................................... United States 620,000 464,114
County of Tulare , Revenue , 2018 , 4.445% , 6/01/37 ..........
United States 900,000 857,458
State of California ,
GO , 4.35% , 11/01/32 ............................... United States 1,290,000 1,288,533
GO , 7.5% , 4/01/34 ................................. United States 770,000 883,097
5,115,672
Florida 0.1%
State Board of Administration Finance Corp. , Florida Hurricane
Catastrophe Fund , Revenue , 2024 A , 5.526% , 7/01/34 ...... United States 915,000 957,026
Georgia 0.0%
†
Georgia Higher Education Facilities Authority , University System
of Georgia , Revenue , 2026 A , 5.273% , 1/01/40 ........... United States 220,000 219,986
Illinois 0.1%
State of Illinois , GO , 2026 A , 4.954% , 4/01/33 ..............
United States 865,000 875,054
New Jersey 0.0%
†
New Jersey Transportation Trust Fund Authority , State of New
Jersey , Revenue , 2010 B , 6.561% , 12/15/40 ............. United States 190,000 208,197
New York 0.1%
New York City Transitional Finance Authority , Future Tax Secured ,
Revenue , 2026 F-2 , 4.66% , 2/01/36 .................... United States 700,000 686,288
Ohio 0.0%
†
JobsOhio Beverage System , Revenue, Senior Lien , 2020 A , ETM,
2.833% , 1/01/38 ................................... United States 565,000 472,233
Pennsylvania 0.2%
Pennsylvania Economic Development Financing Authority ,
Revenue , 2025 , 5.689% , 6/01/54 ...................... United States 670,000 672,774
Redevelopment Authority of the City of Philadelphia , City of
Philadelphia , Revenue , 2026 A , 5.002% , 11/01/38 ......... United States 1,045,000 1,029,836
1,702,610

Putnam Income Fund
Schedule of Investments (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Country
Principal
Amount
*
a
Value
a a a a a
Municipal Bonds
(continued)
Texas 0.1%
North Texas Tollway Authority , North Texas Tollway System ,
Revenue, First Tier , 2009 B , 6.718% , 1/01/49 ............. United States 675,000 $ 727,228
Total Municipal Bonds (Cost $ 10,958,701 ) ....................................
10,964,294
Total Long Term Investments (Cost $ 1,200,345,544 ) ...........................
1,193,955,860
a
Short Term Investments 7.7%
a a
Country
Principal
Amount
*
a
Value
a a a a a a
U.S. Government and Agency Securities 1.5%
n,o
U.S. Treasury Bills , 3 .56% , 7/16/26 ...................... United States 15,100,000 14,985,837
Total U.S. Government and Agency Securities (Cost $ 14,987,849 ) ...............
14,985,837
Shares
Management Investment Companies 6.2%
a,p
Putnam Short Term Investment Fund , Class P , 3.843% ....... United States 61,584,806 61,584,806
Total Management Investment Companies (Cost $ 61,584,806 ) ..................
61,584,806
Total Short Term Investments (Cost $ 76,572,655 ) ..............................
76,570,643
a
Total Investments (Cost $ 1,276,918,199 ) 127.9% ..............................
$1,270,526,503
TBA Sale Commitments (3.1) % ..............................................
(30,978,720)
Other Assets, less Liabilities (24.8) % ........................................
(246,700,540)
Net Assets 100.0% .........................................................
$992,847,243
a a a
Principal
Amount
*
q
TBA Sale Commitments (3.1)%
Mortgage-Backed Securities (3.1)%
Federal National Mortgage Association (FNMA) Fixed Rate (2.4)%
Uniform Mortgage-Backed Securities ,
5% , TBA, 5/25/56 .................................. United States (23,400,000) (23,202,965)
5.5% , TBA, 5/25/56 ................................ United States (690,000) (693,540)
(23,896,505)
Government National Mortgage Association (GNMA) Fixed Rate (0.7)%
GNMA II, Single-family, 30 Year ,
4.5% , 5/15/56 .................................... United States (1,000,000) (964,531)
6% , 5/15/56 ...................................... United States (6,000,000) (6,117,684)
(7,082,215)
Total TBA Sale Commitments (Proceeds $ (30,987,076) ) ........................
$(30,978,720)

Putnam Income Fund
Schedule of Investments (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

*
The principal amount is stated in U.S. dollars unless otherwise indicated.
†
Rounds to less than 0.1% of net assets.
a
See Note 3 ( g ) regarding investments in affiliated management investment companies.
b
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At April 30, 2026, the aggregate value of these securities was $356,676,783, representing 35.9% of net assets.
c
Perpetual security with no stated maturity date.
d
The coupon rate shown represents the rate at period end.
e
See Note 1 ( f ) regarding senior floating rate interests.
f
The coupon rate shown represents the rate inclusive of any caps or floors, if applicable, in effect at period end.
g
A portion or all of the security purchased on a delayed delivery basis. See Note 1 ( d ).
h
Income may be received in additional securities and/or cash.
i
Adjustable rate security with an interest rate that is not based on a published reference index and spread. The rate is based on the structure of the agreement and current market conditions. The coupon rate shown represents the rate at period end.
j
Investment in an interest-only security entitles holders to receive only the interest payment on the underlying instruments. The principal amount shown is the notional amount of the underlying instruments.
k
Defaulted security or security for which income has been deemed uncollectible. See Note 7 .
l
Security purchased on a to-be-announced (TBA) basis. See Note 1 ( d ).
m
Adjustable Rate Mortgage-Backed Security (ARM); the rate shown is the effective rate at period end. ARM rates are not based on a published reference rate and spread;
they are based on the weighted average rates of the underlying mortgage loans, less the applicable servicing and guarantee fees (MBS margin).
n
The rate shown represents the yield at period end.
o
A portion or all of the security has been segregated as collateral for certain derivative contracts and TBA securities. At April 30, 2026, the aggregate value of these securities pledged amounted to $13,165,908, representing 1.3% of net assets.
p
The rate shown is the annualized seven-day effective yield at period end.
q
Security sold on a to-be-announced (TBA) basis resulting in a short position. As such, the Fund is not subject to fees and expenses associated with short sale transactions.
See Note 1 ( d ).

Putnam Income Fund
Schedule of Investments (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

At April 30, 2026 , the Fund had the following futures contracts outstanding. See Note 1 ( e ).
At April 30, 2026 , the Fund had the following forward exchange contracts outstanding. See Note 1(e) .
At April 30, 2026, the Fund had the following forward premium swap options contracts outstanding. See Note 1(e).
Futures Contracts
Description Type
Number of
Contracts
Notional
Amount *
Expiration
Date
Value/
Unrealized
Appreciation
(Depreciation)
Interest rate contracts
U.S. Treasury 10 Year Notes .................... Long 396 $ 43,795,125 6/18/26 $ (1,046,309)
U.S. Treasury 10 Year Ultra Notes ................ Long 514 58,009,719 6/18/26 (1,643,336)
U.S. Treasury 2 Year Notes ..................... Long 119 24,647,875 6/30/26 (218,646)
U.S. Treasury 5 Year Notes ..................... Long 1,158 124,874,016 6/30/26 (2,226,497)
U.S. Treasury Long Bonds ..................... Long 209 23,584,344 6/18/26 (1,003,934)
U.S. Treasury Ultra Bonds ...................... Long 337 38,765,531 6/18/26 (1,870,162)
Total Futures Contracts ...................................................................... $(8,008,884)
*
As of period end.
Forward Exchange Contracts
Currency
Counter-
party
a
Type Quantity
Contract
Amount *
Settlement
Date
Unrealized
Appreciation
Unrealized
Depreciation
a a a a a a a a
OTC Forward Exchange Contracts
Euro ............. BOFA Sell 159,100 183,457 6/17/26 $ — $ (3,661)
Euro ............. HSBK Sell 1,674,000 1,930,097 6/17/26 — (38,699)
Euro ............. MSCO Sell 1,253,200 1,447,882 6/17/26 — (26,010)
Euro ............. SSBT Sell 525,200 605,588 6/17/26 — (12,102)
Total Forward Exchange Contracts ................................................... — $(80,472)
Net unrealized appreciation (depreciation) ............................................ $(80,472)
*
In U.S. dollars unless otherwise indicated.
a
May be comprised of multiple contracts with the same counterparty, currency and settlement date.
Forward Premium Swap Option Contracts
Fixed right or obligation to receive or (pay)/
Floating rate index/Maturity date
Counter
par t y
Expiration
date/strike
Notional/
Contract
amount
*
Premium
receivable/
(payable)
Unrealized
appreciation/
(depreciation)
a a a a a
(4.127%)/1-day SOFR/Nov-60/(Purchased) BNDP 11/18/30 / 4.127% 6,900,000 $ 822,825 $ 33,995
4.127%/1-day SOFR/Nov-60/(Purchased) BNDP 11/18/30 / 4.127% 6,900,000 822,825 (134,201)
2.91%/1-day SOFR/Apr-52/(Purchased) BNDP 3/31/32 / 2.91% 56,609,500 3,453,180 (1,574,983)
(3.165%)/3-month EURIBOR/Mar-28/(Written) BOFA 3/19/27 / 3.165% EUR 94,021,000 (242,910) (9,429)
(3.565%)/3-month EURIBOR/Mar-28/(Written) BOFA 3/19/27 / 3.565% EUR 94,021,000 (161,213) (2,685)
(2.765%)/3-month EURIBOR/Mar-28/
(Purchased) BOFA 3/19/27 / 2.765% EUR 94,021,000 393,230 12,593
(4.2%)/1-day SOFR/Aug-60/(Purchased) BOFA 8/26/30 / 4.2% 3,430,800 427,821 (24,945)
4.2%/1-day SOFR/Aug-60/(Purchased) BOFA 8/26/30 / 4.2% 3,430,800 427,821 (72,774)
(4.608%)/1-day SOFR/May-56/(Purchased) CITI 5/26/26 / 4.608% 3,531,500 128,193 (126,585)
(3.88%)/1-day SOFR/Jul-36/(Purchased) CITI 7/10/26 / 3.88% 9,301,000 113,007 24,265
(4.09%)/1-day SOFR/Jul-36/(Written) CITI 7/10/26 / 4.09% 27,903,000 (159,512) (27,387)

Putnam Income Fund
Schedule of Investments (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

At April 30, 2026 , the Fund had the following credit default swap contracts outstanding. See Note 1 ( e ).
Forward Premium Swap Option Contracts
(continued)
Fixed right or obligation to receive or (pay)/
Floating rate index/Maturity date
Counter
party
Expiration
date/strike
Notional/
Contract
amount
*
Premium
receivable/
(payable)
Unrealized
appreciation/
(depreciation)
a a a a a
(4.3%)/1-day SOFR/Jul-36/(Purchased) CITI 7/10/26 / 4.3% 18,602,000 $ 48,830 $ 4,541
4.33%/1-day SOFR/May-52/(Purchased) DBAB 5/19/32 / 4.33% 5,542,800 694,236 (146,823)
(4.33%)/1-day SOFR/May-52/(Purchased) DBAB 5/19/32 / 4.33% 5,542,800 694,236 (60,172)
3.043%/1-day SOFR/Mar-52/(Purchased) JPHQ 3/29/32 / 3.043% 33,000,000 1,980,825 (798,706)
(4.384%)/1-day SOFR/Feb-38/(Purchased) MCM 1/31/28 / 4.384% 17,226,000 793,257 (322,449)
3.884%/1-day SOFR/Feb-38/(Purchased) MCM 1/31/28 / 3.884% 17,226,000 761,389 (275,785)
2.48%/1-day SOFR/Feb-59/(Purchased) MSCO 2/15/29 / 2.48% 37,620,500 2,334,766 (1,794,670)
(4.825%)/1-day SOFR/May-57/(Purchased) NATW 4/30/27 / 4.825% 15,152,700 548,528 (262,285)
Unrealized appreciation 75,394
Unrealized (depreciation) (5,633,879)
Total $(5,558,485)
*
In U.S. dollars unless otherwise indicated.
Credit Default Swap Contracts
Description
Periodic
Payment
Rate
Received
(Paid)
Payment
Frequency
Counter-
party
Maturity
Date
Notional
Amount
a
Value
Upfront
Payments
(Receipts)
Unrealized
Appreciation
(Depreciation) Rating
b
Centrally Cleared Swap Contracts
Contracts to Buy Protection
c
Traded Index
iTraxx Europe
Main 45 .... (1.00)% Quarterly 6/20/31 24,540,000 EUR $ (591,238) $ (362,000) $ (229,238)
Contracts to Sell Protection
c,d
Traded Index
CDX.NA.HY.46 . 5.00% Quarterly 6/20/31 11,090,000 855,017 508,661 346,356
Non-
Investment
Grade
CDX.NA.IG.46 .. 1.00% Quarterly 6/20/31 28,260,000 626,566 448,454 178,112
Investment
Grade
Total Centrally Cleared Swap Contracts ..................................... $890,345 $595,115 $295,230
OTC Swap Contracts
Contracts to Buy Protection
c
Traded Index
CMBX.NA.BB.6 . (5.00)% Monthly CITI 5/11/63 641,000 85,701 84,659 1,042
CMBX.NA.BB.6 . (5.00)% Monthly GSCO 5/11/63 2,168,000 289,861 308,144 (18,283)
CMBX.NA.BB.6 . (5.00)% Monthly JPHQ 5/11/63 953,000 127,415 490,603 (363,188)
CMBX.
NA.BBB-.10 .. (3.00)% Monthly GSCO 11/17/59 3,191,000 856,509 611,348 245,161
CMBX.
NA.BBB-.11 .. (3.00)% Monthly GSCO 11/18/54 2,356,000 276,202 303,924 (27,722)
CMBX.
NA.BBB-.12 .. (3.00)% Monthly GSCO 8/17/61 2,356,000 456,828 427,614 29,214
CMBX.
NA.BBB-.13 .. (3.00)% Monthly GSCO 12/16/72 4,596,000 962,211 963,415 (1,204)
CMBX.
NA.BBB-.13 .. (3.00)% Monthly JPHQ 12/16/72 1,381,000 289,124 267,511 21,613
CMBX.NA.BBB-.6 (3.00)% Monthly JPHQ 5/11/63 2,416,000 166,391 538,787 (372,396)
CMBX.NA.BBB-.9 (3.00)% Monthly MSCO 9/17/58 2,356,000 546,787 423,196 123,591

franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

Putnam Income Fund
Schedule of Investments (unaudited)
At April 30, 2026 , the Fund had the following interest rate swap contracts outstanding. See Note 1 ( e ).
Credit Default Swap Contracts
(continued)
Description
Periodic
Payment
Rate
Received
(Paid)
Payment
Frequency
Counter-
party
Maturity
Date
Notional
Amount
a
Value
Upfront
Payments
(Receipts)
Unrealized
Appreciation
(Depreciation) Rating
b
OTC Swap Contracts (continued)
Contracts to Sell Protection
c,d
Traded Index
CMBX.NA.BB.6 . 5.00% Monthly CITI 5/11/63 3,485,000 $ (465,942) $ (605,950) $ 140,008
Non-
Investment
Grade
CMBX.NA.BB.6 . 5.00% Monthly MSCO 5/11/63 2,135,000 (285,449) (283,474) (1,975)
Non-
Investment
Grade
CMBX.NA.BBB-.6 3.00% Monthly BOFA 5/11/63 2,416,000 (166,390) (145,536) (20,854)
Investment
Grade
Total OTC Swap Contracts .............................................. $3,139,248 $3,384,241 $(244,993)
Total Credit Default Swap Contracts .................................... $4,029,593 $ 3,979,356 $50,237
a
In U.S. dollars unless otherwise indicated. For contracts to sell protection, the notional amount is equal to the maximum potential amount of the future payments and no recourse provisions have been entered into in association with the contracts.
b
Based on Standard and Poor's (S&P) Rating for single name swaps and internal ratings for index swaps. Internal ratings based on mapping into equivalent ratings from external vendors.
c
Performance triggers for settlement of contract include default, bankruptcy or restructuring for single name swaps, and failure to pay or bankruptcy of the underlying securities for traded index swaps.
d
The fund enters contracts to sell protection to create a long credit position.
Interest Rate Swap Contracts
Description
Payment
Frequency
Maturity
Date
Notional
Amount * Value
Upfront
Payments
(Receipts)
Unrealized
Appreciation
(Depreciation)
aa aa aa aa
Centrally Cleared Swap Contracts
Receive Floating 1-day
SOFR .............. Annual
Pay Fixed 3.3% ..... Annual 3/18/28 218,778,000 $ 1,847,388 $ (190,512) $ 2,037,900
Receive Floating 1-day
SOFR .............. Annual
Pay Fixed 3.32% .... Annual 3/18/28 1,421,000 11,451 (1,849) 13,300
Receive Fixed 3.28% .. Annual
Pay Floating 1-day
SOFR ............ Annual 3/18/28 16,784,000 (148,200) 6,799 (154,999)
Receive Floating 1-day
SOFR .............. Annual
Pay Fixed 3.48% .... Annual 6/17/28 17,156,000 84,030 36,899 47,131
Receive Fixed 3.5% ... Annual
Pay Floating 1-day
SOFR ............ Annual 6/17/28 46,636,000 (210,603) (167,457) (43,146)

Putnam Income Fund
Schedule of Investments (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

Interest Rate Swap Contracts
(continued)
Description
Payment
Frequency
Maturity
Date
Notional
Amount* Value
Upfront
Payments
(Receipts)
Unrealized
Appreciation
(Depreciation)
aa aa aa aa
Centrally Cleared Swap Contracts (continued)
Receive Fixed 3.52% .. Annual
Pay Floating 1-day
SOFR ............ Annual 6/17/28 2,588,000 $ (10,698) $ (8,303) $ (2,395)
Receive Floating 1-day
SOFR .............. Annual
Pay Fixed 3.45% .... Annual 3/18/31 105,903,000 1,331,861 260,036 1,071,825
Receive Floating 1-day
SOFR .............. Annual
Pay Fixed 3.47% .... Annual 3/18/31 1,816,000 21,180 (323) 21,503
Receive Fixed 3.43% .. Annual
Pay Floating 1-day
SOFR ............ Annual 3/18/31 6,393,000 (86,236) 1,715 (87,951)
Receive Floating 1-day
SOFR .............. Annual
Pay Fixed 3.53% .... Annual 6/17/31 6,236,000 58,307 25,908 32,399
Receive Floating 1-day
SOFR .............. Annual
Pay Fixed 3.55% .... Annual 6/17/31 42,342,000 357,611 240,105 117,506
Receive Floating 1-day
SOFR .............. Annual
Pay Fixed 3.57% .... Annual 6/17/31 478,000 3,605 1,820 1,785
Receive Floating 6-month
EURIBOR ........... Semi-Annual
Pay Fixed 2.8% ..... Annual 6/17/31 3,855,000 EUR 21,274 13,319 7,955
Receive Fixed 3.73% .. Annual
Pay Floating 1-day
SOFR ............ Annual 3/18/36 2,324,000 (42,019) (7,362) (34,657)
Receive Fixed 3.75% .. Annual
Pay Floating 1-day
SOFR ............ Annual 3/18/36 18,473,000 (303,295) (107,916) (195,379)
Receive Fixed 3.77% .. Annual
Pay Floating 1-day
SOFR ............ Annual 3/18/36 4,128,000 (60,915) 18,962 (79,877)
Receive Floating 1-day
SOFR .............. Annual
Pay Fixed 3.78% .... Annual 6/17/36 1,290,000 19,775 10,032 9,743
Receive Floating 1-day
SOFR .............. Annual
Pay Fixed 3.8% ..... Annual 6/17/36 43,969,000 601,669 417,093 184,576
Receive Floating 1-day
SOFR .............. Annual
Pay Fixed 3.82% .... Annual 6/17/36 1,840,000 22,151 12,244 9,907
Receive Floating 1-day
SOFR .............. Annual
Pay Fixed 4.08% .... Annual 3/18/56 16,062,000 357,170 134,580 222,590
Receive Floating 1-day
SOFR .............. Annual
Pay Fixed 4.1% ..... Annual 3/18/56 411,000 7,732 4,248 3,484

franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

Putnam Income Fund
Schedule of Investments (unaudited)
Interest Rate Swap Contracts
(continued)
Description
Payment
Frequency
Maturity
Date
Notional
Amount* Value
Upfront
Payments
(Receipts)
Unrealized
Appreciation
(Depreciation)
aa aa aa aa
Centrally Cleared Swap Contracts (continued)
Receive Floating 1-day
SOFR .............. Annual
Pay Fixed 4.12% .... Annual 3/18/56 1,266,000 $ 19,482 $ (25,558) $ 45,040
Receive Floating 1-day
SOFR .............. Annual
Pay Fixed 4.05% .... Annual 6/17/56 4,033,000 112,924 85,693 27,231
Receive Fixed 4.03% .. Annual
Pay Floating 1-day
SOFR ............ Annual 6/17/56 15,868,000 (498,070) (302,047) (196,023)
Total Interest Rate Swap Contracts ................................. $3,517,574 $ 458,126 $3,059,448
*
In U.S. dollars unless otherwise indicated.
See Note  9  regarding other derivative information.
See A bbreviations on page 69 .

Putnam Income Fund
Financial Statements
Statement of Assets and Liabilities
April 30, 2026 (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

Putnam Income
Fund
Assets:
Investments in securities:
Cost - Unaffiliated issuers ................................................................... $1,190,115,462
Cost - Non-controlled affiliates (Note 3 g ) ........................................................ 86,802,737
Value - Unaffiliated issuers .................................................................. $1,183,584,427
Value - Non-controlled affiliates (Note 3 g ) ....................................................... 86,942,076
Cash .................................................................................... 3,422,718
Receivables:
Investment securities sold ................................................................... 3,104,102
Receivable for sales of TBA securities (Note 1 d ) .................................................. 30,948,834
Capital shares sold ........................................................................ 1,111,006
Dividends and interest ..................................................................... 5,072,408
Deposits with brokers for:
Centrally cleared swap contracts ............................................................ 12,118,564
Variation margin on futures contracts ........................................................... 465,428
OTC swap contracts (upfront payments ) .......................................................... 4,419,201
Unrealized appreciation on forward premium swap option contracts ..................................... 75,394
Unrealized appreciation on OTC swap contracts .................................................... 560,629
Unrealized appreciation on unfunded loan commitments (Note 8 ) ....................................... 750
Prepaid expenses .......................................................................... 235,686
Total assets .......................................................................... 1,332,061,223
Liabilities:
Payables:
Investment securities purchased .............................................................. 10,782,268
Payable for purchases of TBA securities (Note 1 d ) ................................................ 284,459,861
Capital shares redeemed ................................................................... 1,132,158
Management fees ......................................................................... 214,738
Administrative fees ........................................................................ 14
Distribution fees .......................................................................... 103,619
Transfer agent fees ........................................................................ 213,747
Trustees' fees and expenses ................................................................. 246,577
Variation margin on centrally cleared swap contracts ............................................... 238,659
Deposits from brokers for:
OTC derivative contracts .................................................................. 2,980,000
TBA transactions ........................................................................ 119,000
OTC swap contracts (upfront receipts ) ........................................................... 1,034,960
Unrealized depreciation on OTC swap contracts .................................................... 805,622
Unrealized depreciation on OTC forward exchange contracts .......................................... 80,472
Unrealized depreciation on forward premium swap option contracts ..................................... 5,633,879
TBA sale commitments, at value (proceeds $30,987,076) (Note 1d) ..................................... 30,978,720
Accrued expenses and other liabilities ........................................................... 189,686
Total liabilities ......................................................................... 339,213,980
Net assets, at value ................................................................. $992,847,243
Net assets consist of:
Paid-in capital ............................................................................. $1,804,691,531
Total distributable earnings (losses) ............................................................. (811,844,288)
Net assets, at value ................................................................. $992,847,243

Putnam Income Fund
Financial Statements
Statement of Assets and Liabilities
(continued)
April 30, 2026 (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

Putnam Income
Fund
Class A:
Net assets, at value ....................................................................... $365,648,620
Shares outstanding ........................................................................ 72,047,932
Net asset value per share
a,b
.................................................................. $5.08
Maximum offering price per share (net asset value per share ÷ 96.00%)
b
................................ $5.29
Class C:
Net assets, at value ....................................................................... $16,904,116
Shares outstanding ........................................................................ 3,378,033
Net asset value and maximum offering price per share
a,b
............................................ $5.00
Class M:
Net assets, at value ....................................................................... $29,261,070
Shares outstanding ........................................................................ 6,048,800
Net asset value and maximum offering price per share
b
............................................. $4.84
Maximum offering price per share (net asset value per share ÷ 96.75%)
b
................................ $5.00
Class R:
Net assets, at value ....................................................................... $3,929,462
Shares outstanding ........................................................................ 786,803
Net asset value and maximum offering price per share
b
............................................. $4.99
Class R5:
Net assets, at value ....................................................................... $3,676,904
Shares outstanding ........................................................................ 711,763
Net asset value and maximum offering price per share
b
............................................. $5.17
Class R6:
Net assets, at value ....................................................................... $107,184,204
Shares outstanding ........................................................................ 20,582,696
Net asset value and maximum offering price per share
b
............................................. $5.21
Class Y:
Net assets, at value ....................................................................... $466,242,867
Shares outstanding ........................................................................ 89,291,322
Net asset value and maximum offering price per share
b
............................................. $5.22
a
Redemption price is equal to net asset value less contingent deferred sales charges, if applicable.
b
Net asset value per share may not recalculate due to rounding.

Putnam Income Fund
Financial Statements
Statement of Operations
for the six months ended April 30, 2026 (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

Putnam Income
Fund
Investment income:
Dividends:
Non-controlled affiliates (Note 3 g ) ............................................................. $1,807,503
Interest:
Unaffiliated issuers ........................................................................ 22,612,319
Total investment income ................................................................... 24,419,822
Expenses:
Management fees (Note 3 a ) ................................................................... 1,860,613
Administrative fees (Note 3 b ) .................................................................. 8,714
Distribution fees: (Note 3c )
    Class A ................................................................................ 470,891
    Class C ................................................................................ 91,922
    Class M ................................................................................ 74,411
    Class R ................................................................................ 9,965
Transfer agent fees: (Note 3e )
    Class A ................................................................................ 256,790
    Class C ................................................................................ 12,553
    Class M ................................................................................ 20,286
    Class R ................................................................................ 2,720
    Class R5 ............................................................................... 1,927
    Class R6 ............................................................................... 26,300
    Class Y ................................................................................ 322,752
Custodian fees ............................................................................. 2,722
Reports to shareholders fees .................................................................. 52,957
Registration and filing fees .................................................................... 59,405
Professional fees ........................................................................... 141,394
Trustees' fees and expenses (Note 3 f ) ........................................................... 20,029
Other .................................................................................... 15,827
Total expenses ......................................................................... 3,452,178
Expense reductions (Note 4 ) ............................................................... (11,226)
Expenses waived/paid by affiliates (Note 3 g and 3 h ) .............................................. (512,539)
Net expenses ......................................................................... 2,928,413
Net investment income ................................................................ 21,491,409

Putnam Income Fund
Financial Statements
Statement of Operations
(continued)
for the six months ended April 30, 2026 (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

Putnam Income
Fund
Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments:
Unaffiliated issuers ...................................................................... (837,376)
Foreign currency transactions ................................................................ 4,141
Forward exchange contracts ................................................................. 76,633
Forward premium swap option contracts ........................................................ (810,567)
Futures contracts ......................................................................... 4,479,565
TBA sale commitments ..................................................................... 823,876
Swap contracts ........................................................................... 213,457
Net realized gain (loss) .................................................................. 3,949,729
Net change in unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers ...................................................................... (6,139,831)
Non-controlled affiliates (Note 3 g ) ........................................................... (60,808)
Translation of other assets and liabilities denominated in foreign currencies .............................. 4,839
Unfunded loan commitments (Note 8 ) .......................................................... (111)
Forward exchange contracts ................................................................. (114,255)
Forward premium swap option contracts ........................................................ (647,252)
Futures contracts ......................................................................... (11,047,902)
TBA sale commitments ..................................................................... 30,363
Swap contracts ........................................................................... 4,989,917
Net change in unrealized appreciation (depreciation) ............................................ (12,985,040)
Net realized and unrealized gain (loss) ............................................................ (9,035,311)
Net increase (decrease) in net assets resulting from operations .......................................... $12,456,098

Putnam Income Fund
Financial Statements
Statements of Changes in Net Assets
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

Putnam Income Fund
Six Months Ended
April 30, 2026
(unaudited)
Year Ended
October 31, 2025
Increase (decrease) in net assets:
Operations:
Net investment income ................................................. $21,491,409 $48,723,320
Net realized gain (loss) ................................................. 3,949,729 1,908,615
Net change in unrealized appreciation (depreciation) ........................... (12,985,040) 14,888,755
Net increase (decrease) in net assets resulting from operations ................ 12,456,098 65,520,690
Distributions to shareholders:
Class A ............................................................. (8,465,857) (33,207,157)
Class C ............................................................. (351,279) (1,852,754)
Class M ............................................................ (668,394) (2,707,789)
Class R ............................................................. (85,681) (392,321)
Class R5 ............................................................ (83,593) (289,943)
Class R6 ............................................................ (2,489,821) (9,244,599)
Class Y ............................................................. (10,944,670) (43,678,091)
Total distributions to shareholders .......................................... (23,089,295) (91,372,654)
Capital share transactions: (Note 2 )
Class A ............................................................. (20,551,196) (7,782,434)
Class C ............................................................. (2,641,805) (6,099,060)
Class M ............................................................ (874,146) (1,295,480)
Class R ............................................................. (263,595) (362,789)
Class R5 ............................................................ 198,612 257,866
Class R6 ............................................................ 2,571,545 (14,347,271)
Class Y ............................................................. (7,994,429) (45,024,351)
Total capital share transactions ............................................ (29,555,014) (74,653,519)
Net increase (decrease) in net assets ................................... (40,188,211) (100,505,483)
Net assets:
Beginning of period ..................................................... 1,033,035,454 1,133,540,937
End of period .......................................................... $992,847,243 $1,033,035,454

Putnam Income Fund

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Semiannual Report
Notes to Financial Statements (unaudited)
1. Organization and Significant Accounting Policies
Putnam Income Fund (Fund) is registered under the
Investment Company Act of 1940 (1940 Act) as an open-end
management investment company. The Fund follows the
accounting and reporting guidance in Financial Accounting
Standards Board (FASB) Accounting Standards Codification
Topic 946, Financial Services – Investment Companies (ASC
946) and applies the specialized accounting and reporting
guidance in U.S. Generally Accepted Accounting Principles
(U.S. GAAP), including, but not limited to, ASC 946. The
Fund offers seven classes of shares: Class A, Class C,
Class M, Class R, Class R5, Class R6 and Class Y. Class
C shares automatically convert to Class A shares on a
monthly basis, after they have been held for 8 years. Each
class of shares may differ by its initial sales load, contingent deferred sales charges, voting rights on matters affecting a single class, its exchange privilege and fees due to differing arrangements for distribution and transfer agent fees.
The following summarizes the Fund's significant accounting
policies.
a. Financial Instrument Valuation
The Fund's investments in financial instruments are carried
at fair value daily. Fair value is the price that would be
received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the
measurement date. The Fund calculates the net asset value
(NAV) per share each business day as of 4 p.m. Eastern
time or the regularly scheduled close of the New York Stock
Exchange (NYSE), whichever is earlier. Under compliance
policies and procedures approved by the Fund's Board of
Trustees (the Board), the Board has designated the Fund’s
investment manager as the valuation designee and has
responsibility for oversight of valuation. The investment
manager is assisted by the Fund’s administrator in
performing this responsibility, including leading the cross-
functional Valuation Committee (VC). The Fund may utilize
independent pricing services, quotations from securities and financial instrument dealers, and other market sources to
determine fair value.
Equity securities, exchange traded funds, and derivative
financial instruments listed on an exchange or on the
NASDAQ National Market System are valued at the last
quoted sale price or the official closing price of the day,
respectively. Over-the-counter (OTC) securities are valued
within the range of the most recent quoted bid and ask
prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most
representative market. Certain equity securities are valued
based upon fundamental characteristics or relationships to
similar securities.
Debt securities generally trade in the OTC market rather
than on a securities exchange. The Fund's pricing services
use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through
which quotes from market makers are used to determine
fair value. In instances where sufficient market activity
may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market
characteristics such as benchmark yield curves, credit
spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value. Securities
denominated in a foreign currency are converted into their
U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the date that the values of the
foreign debt securities are determined.
Investments in open-end mutual funds are valued at the
closing NAV.
Certain derivative financial instruments are centrally cleared or trade in the OTC market. The Fund's pricing services
use various techniques including industry standard option
pricing models and proprietary discounted cash flow models
to determine the fair value of those instruments. The Fund's net benefit or obligation under the derivative contract, as
measured by the fair value of the contract, is included in net assets.
The Fund has procedures to determine the fair value
of financial instruments for which market prices are not
reliable or readily available. Under these procedures,
the Fund primarily employs a market-based approach
which may use related or comparable assets or liabilities,
recent transactions, market multiples, and other relevant
information for the investment to determine the fair value of the investment. An income-based valuation approach may
also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any
restrictions on the disposition of the investments. Due to the

Putnam Income Fund
Notes to Financial Statements (unaudited)

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Semiannual Report
inherent uncertainty of valuations of such investments, the
fair values may differ significantly from the values that would have been used had an active market existed.
b. Foreign Currency Translation
Portfolio securities and other assets and liabilities
denominated in foreign currencies are translated into U.S.
dollars based on the exchange rate of such currencies
against U.S. dollars on the date of valuation. The Fund may
enter into foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases
and sales of securities, income and expense items
denominated in foreign currencies are translated into U.S.
dollars at the exchange rate in effect on the transaction date.
Portfolio securities and assets and liabilities denominated
in foreign currencies contain risks that those currencies will decline in value relative to the U.S. dollar. Occasionally,
events may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent
value. If such an event occurs, the foreign exchange rate
will be valued at fair value using procedures established and approved by the Board.
The Fund does not separately report the effect of changes
in foreign exchange rates from changes in market prices
on securities held. Such changes are included in net
realized and unrealized gain or loss from investments in the
Statement of Operations.
Realized foreign exchange gains or losses arise from sales
of foreign currencies, currency gains or losses realized
between the trade and settlement dates on securities
transactions and the difference between the recorded
amounts of dividends, interest, and foreign withholding
taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains
and losses arise from changes in foreign exchange rates
on foreign denominated assets and liabilities other than
investments in securities held at the end of the reporting
period.
c. Stripped Securities
The Fund may invest in stripped securities which represent
a participation in securities that may be structured in classes with rights to receive different portions of the interest and principal. Interest-only securities receive all of the interest and principal-only securities receive all of the principal. If the interest only securities experience greater than anticipated prepayments of principal, the Fund may fail to recoup fully its initial investment in these securities. Conversely, principal-
only securities increase in value if prepayments are greater than anticipated and decline if prepayments are slower
than anticipated. The fair value of these securities is highly sensitive to changes in interest rates.
d. Securities Purchased on a When-Issued,
Forward Commitment or Delayed Delivery Basis and
TBA Basis
The Fund may purchase securities on a when-issued,
forward commitment or delayed delivery and to-be-
announced (TBA) basis, with payment and delivery
scheduled for a future date. These transactions are subject
to market fluctuations and are subject to the risk that the
value at delivery may be more or less than the trade date
purchase price. Although the Fund will generally purchase
these securities with the intention of holding the securities, it may sell the securities before the settlement date. Collateral has been pledged and/or received for open TBA trades.
The Fund may also enter into TBA sale commitments
to hedge its portfolio positions, to sell mortgage-backed
securities it owns under delayed delivery arrangements
or to take a short position in mortgage-backed securities.
Proceeds of TBA sale commitments are not received until
the contractual settlement date. During the time a TBA sale
commitment is outstanding, either equivalent deliverable
securities or an offsetting TBA purchase commitment
deliverable on or before the sale commitment date are
held as “cover” for the transaction, or other liquid assets
in an amount equal to the notional value of the TBA sale
commitment are segregated. If the TBA sale commitment is
closed through the acquisition of an offsetting TBA purchase commitment, the Fund realizes a gain or loss. If the Fund
delivers securities under the commitment, the Fund realizes
a gain or a loss from the sale of the securities based upon
the unit price established at the date the commitment was
entered into.
1. Organization and Significant Accounting Policies
(continued)
a. Financial Instrument Valuation
(continued)

Putnam Income Fund
Notes to Financial Statements (unaudited)

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Semiannual Report
TBA commitments, which are accounted for as purchase and
sale transactions, may be considered securities themselves,
and involve a risk of loss due to changes in the value of
the security prior to the settlement date as well as the risk that the counterparty to the transaction will not perform its obligations. Counterparty risk is mitigated by having a master agreement between the Fund and the counterparty.
Unsettled TBA commitments are valued at their fair value
according to the procedures described in the Financial
Instrument Valuation note. The contract is marked to market
daily and the change in fair value is recorded by the Fund as an unrealized gain or loss. Based on market circumstances,
the investment manager will determine whether to take
delivery of the underlying securities or to dispose of the TBA commitments prior to settlement.
e. Derivative Financial Instruments
The Fund invested in derivative financial instruments in
order to manage risk or gain exposure to various other
investments or markets. Derivatives are financial contracts
based on an underlying or notional amount, require no
initial investment or an initial net investment that is smaller than would normally be required to have a similar response
to changes in market factors, and require or permit net
settlement. Derivatives contain various risks including
the potential inability of the counterparty to fulfill their obligations under the terms of the contract, the potential for an illiquid secondary market, and/or the potential for market movements which expose the Fund to gains or losses in
excess of the amounts shown in the Statement of Assets
and Liabilities. Realized gain and loss and unrealized
appreciation and depreciation on these contracts for the
period are included in the Statement of Operations.
Derivative counterparty credit risk is managed through a
formal evaluation of the creditworthiness of all potential
counterparties. The Fund attempts to reduce its exposure
to counterparty credit risk on OTC derivatives, whenever
possible, by entering into International Swaps and
Derivatives Association (ISDA) master agreements
with certain counterparties. These agreements contain
various provisions, including but not limited to collateral
requirements, events of default, or early termination.
Termination events applicable to the counterparty include
certain deteriorations in the credit quality of the counterparty.
Termination events applicable to the Fund include failure
of the Fund to maintain certain net asset levels and/or limit the decline in net assets over various periods of time. In
the event of default or early termination, the ISDA master
agreement gives the non-defaulting party the right to net
and close-out all transactions traded, whether or not arising under the ISDA agreement, to one net amount payable by
one counterparty to the other. However, absent an event
of default or early termination, OTC derivative assets
and liabilities are presented gross and not offset in the
Statement of Assets and Liabilities. Early termination by the counterparty may result in an immediate payment by the
Fund of any net liability owed to that counterparty under the
ISDA agreement.
Collateral requirements differ by type of derivative. Collateral or initial margin requirements are set by the broker or
exchange clearing house for exchange traded and centrally
cleared derivatives. Initial margin deposited is held at the exchange or at the broker and can be in the form of cash
and/or securities. For OTC derivatives traded under an
ISDA master agreement, posting of collateral is required by
either the Fund or the applicable counterparty if the total
net exposure of all OTC derivatives with the applicable
counterparty exceeds the minimum transfer amount, which
typically ranges from $100,000 to $250,000, and can vary
depending on the counterparty and the type of agreement.
Generally, collateral is determined at the close of Fund
business each day and any additional collateral required
due to changes in derivative values may be delivered by the
Fund or the counterparty the next business day, or within a
few business days. Collateral pledged and/or received by
the Fund for OTC derivatives, if any, is held in segregated
accounts with the Fund's custodian/counterparty broker and
can be in the form of cash and/or securities. Unrestricted
cash may be invested according to the Fund's investment
objectives. To the extent that the amounts due to the Fund
from its counterparties are not subject to collateralization or are not fully collateralized, the Fund bears the risk of loss from counterparty non-performance.
The Fund entered into exchange traded futures contracts
primarily to manage and/or gain exposure to interest rate
risk. A futures contract is an agreement between the Fund
and a counterparty to buy or sell an asset at a specified price on a future date. Required initial margins are pledged by the
1. Organization and Significant Accounting Policies
(continued)
d. Securities Purchased on a When-Issued,
Forward Commitment or Delayed Delivery Basis and
TBA Basis
(continued)

Putnam Income Fund
Notes to Financial Statements (unaudited)

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Semiannual Report
Fund, and the daily change in fair value is accounted for as a variation margin payable or receivable in the Statement
of Assets and Liabilities. Futures contracts outstanding
at period end, if any, are listed in the Fund's Schedule of
Investments.
The Fund entered into OTC forward exchange contracts
primarily to manage and/or gain exposure to certain foreign
currencies. A forward exchange contract is an agreement
between the Fund and a counterparty to buy or sell a foreign currency at a specific exchange rate on a future date.
Forward exchange contracts outstanding at period end, if
any, are listed in the Fund's Schedule of Investments.
The Fund entered into credit default swap contracts primarily to manage and/or gain exposure to credit risk. A credit
default swap is an agreement between the Fund and a
counterparty whereby the buyer of the contract receives
credit protection and the seller of the contract guarantees
the credit worthiness of a referenced debt obligation. These agreements may be privately negotiated in the over-the-
counter market (OTC credit default swaps) or may be
executed in a multilateral trade facility platform, such as
a registered exchange (centrally cleared credit default
swaps). The underlying referenced debt obligation may
be a single issuer of corporate or sovereign debt, a credit
index, a basket of issuers or indices, or a tranche of a
credit index or basket of issuers or indices. In the event of a default of the underlying referenced debt obligation, the
buyer is entitled to receive the notional amount of the credit default swap contract from the seller in exchange for the
referenced debt obligation, a net settlement amount equal
to the notional amount of the credit default swap less the
recovery value of the referenced debt obligation, or other
agreed upon amount. For centrally cleared credit default
swaps, required initial margins are pledged by the Fund, and the daily change in fair value is accounted for as a variation margin payable or receivable in the Statement of Assets and
Liabilities. Over the term of the contract, the buyer pays the seller a periodic stream of payments, provided that no event of default has occurred. Such periodic payments are accrued
daily as an unrealized appreciation or depreciation until the payments are made, at which time they are realized. Upfront
payments and receipts are reflected in the Statement of
Assets and Liabilities and represent compensating factors
between stated terms of the credit default swap agreement
and prevailing market conditions (credit spreads and other
relevant factors). These upfront payments and receipts are
amortized over the term of the contract as a realized gain
or loss in the Statement of Operations. Credit default swap
contracts outstanding at period end, if any, are listed in the
Fund's Schedule of Investments.
The Fund entered into interest rate swap contracts primarily to manage interest rate risk. An interest rate swap is
an agreement between the Fund and a counterparty to
exchange cash flows based on the difference between
two interest rates, applied to a notional amount. These
agreements may be privately negotiated in the over-the-
counter market (OTC interest rate swaps) or may be
executed on a registered exchange (centrally cleared
interest rate swaps). For centrally cleared interest rate
swaps, required initial margins are pledged by the Fund, and the daily change in fair value is accounted for as a variation margin payable or receivable in the Statement of Assets
and Liabilities. Over the term of the contract, contractually required payments to be paid and to be received are
accrued daily and recorded as unrealized appreciation or
depreciation until the payments are made, at which time
they are realized. Interest rate swap contracts outstanding
at period end, if any, are listed in the Fund's Schedule of
Investments.
The Fund purchased or wrote OTC option contracts primarily
to manage and/or gain exposure to interest rate risk. An
option is a contract entitling the holder to purchase or sell a specific amount of shares or units of an asset or notional amount of a swap (swaption), at a specified price. When
an option is purchased or written, an amount equal to the
premium paid or received is recorded as an asset or liability, respectively. Upon exercise of an option, the acquisition
cost or sales proceeds of the underlying investment is
adjusted by any premium received or paid. Upon expiration
of an option, any premium received or paid is recorded as
a realized gain or loss. Upon closing an option other than
through expiration or exercise, the difference between the
premium received or paid and the cost to close the position
is recorded as a realized gain or loss. Option contracts
outstanding at period end, if any, are listed in the Fund's
Schedule of Investments.
See Note 9  regarding other derivative information.
1. Organization and Significant Accounting Policies
(continued)
e. Derivative Financial Instruments
(continued)

Putnam Income Fund
Notes to Financial Statements (unaudited)

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Semiannual Report
f. Senior Floating Rate Interests
The Fund invests in senior secured corporate loans that pay
interest at rates which are periodically reset by reference
to a base lending rate plus a spread. These base lending
rates are generally the prime rate offered by a designated
U.S. bank or the Secured Overnight Financing Rate (SOFR).
Senior secured corporate loans often require prepayment of
principal from excess cash flows or at the discretion of the borrower. As a result, actual maturity may be substantially
less than the stated maturity. Senior secured corporate loans in which the Fund invests are generally readily marketable,
but may be subject to certain restrictions on resale.
g. Income and Deferred Taxes
It is the Fund's policy to qualify as a regulated investment company under the Internal Revenue Code. The Fund
intends to distribute to shareholders substantially all of its taxable income and net realized gains to relieve it from
federal income and excise taxes. As a result, no provision for
U.S. federal income taxes is required.
The Fund may be subject to foreign taxation related to
income received, capital gains on the sale of securities
and certain foreign currency transactions in the foreign
jurisdictions in which it invests. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist
in the foreign markets in which the Fund invests. When a
capital gain tax is determined to apply, the Fund records an estimated deferred tax liability in an amount that would be
payable if the securities were disposed of on the valuation
date.
The Fund may recognize an income tax liability related
to its uncertain tax positions under U.S. GAAP when the
uncertain tax position has a less than 50% probability that
it will be sustained upon examination by the tax authorities based on its technical merits. As of April 30, 2026, the Fund has determined that no tax liability is required in its financial statements related to uncertain tax positions for any open
tax years (or expected to be taken in future tax years).
The Fund’s federal and state income and federal excise
tax returns for the prior three fiscal years are subject to
examination by the Internal Revenue Service and state
departments of revenue.
h. Security Transactions, Investment Income,
Expenses and Distributions
Security transactions are accounted for on trade date.
Realized gains and losses on security transactions are
determined on a specific identification basis. Interest income
(including interest income from payment-in-kind securities, if any) and estimated expenses are accrued daily. Amortization
of premium and accretion of discount on debt securities are
included in interest income. Paydown gains and losses are
recorded as an adjustment to interest income. The Fund may
receive other income from investments in senior secured
corporate loans or unfunded commitments, including
amendment fees, consent fees or commitment fees. These
fees are recorded as income when received by the Fund.
Facility fees are recognized as income over the expected
term of the loan. Dividend income is recorded on the ex-
dividend date. Distributions to shareholders are recorded on the ex-dividend date. Distributable earnings are determined
according to income tax regulations (tax basis) and may
differ from earnings recorded in accordance with U.S.
GAAP. These differences may be permanent or temporary.
Permanent differences are reclassified among capital
accounts to reflect their tax character. These reclassifications have no impact on net assets or the results of operations.
Temporary differences are not reclassified, as they may
reverse in subsequent periods.
Realized and unrealized gains and losses and net
investment income, excluding class specific expenses,
are allocated daily to each class of shares based upon the
relative proportion of net assets of each class. Differences in per share distributions by class are generally due to
differences in class specific expenses.
i. Accounting Estimates
The preparation of financial statements in accordance with
U.S. GAAP requires management to make estimates and
assumptions that affect the reported amounts of assets
and liabilities at the date of the financial statements and
the amounts of income and expenses during the reporting
period. Actual results could differ from those estimates.
1. Organization and Significant Accounting Policies
(continued)

Putnam Income Fund
Notes to Financial Statements (unaudited)

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Semiannual Report
j. Guarantees and Indemnifications
Under the Fund's organizational documents, its officers
and trustees are indemnified by the Fund against certain
liabilities arising out of the performance of their duties to the Fund. Additionally, in the normal course of business, the
Fund enters into contracts with service providers that contain general indemnification clauses. The Fund's maximum
exposure under these arrangements is unknown as this
would involve future claims that may be made against
the Fund that have not yet occurred. Currently, the Fund
expects the risk of loss to be remote.
2. Shares of Beneficial Interest
At April 30, 2026, there were an unlimited number of shares authorized (without par value). Transactions in the Fund's shares were as follows:
Six Months Ended
April 30, 2026
Year Ended
October 31, 2025
Shares Amount Shares Amount
Class A Shares:
Shares sold
a
................................... 3,150,139 $16,150,172 7,974,503 $40,619,370
Shares issued in reinvestment of distributions .......... 1,508,613 7,704,513 5,979,068 29,995,697
Shares redeemed ............................... (8,673,897) (44,405,881) (15,424,059) (78,397,501)
Net increase (decrease) .......................... (4,015,145) $(20,551,196) (1,470,488) $(7,782,434)
Class C Shares:
Shares sold ................................... 168,205 $850,795 549,126 $2,759,150
Shares issued in reinvestment of distributions .......... 67,051 337,773 353,231 1,747,505
Shares redeemed
a
.............................. (758,662) (3,830,373) (2,113,871) (10,605,715)
Net increase (decrease) .......................... (523,406) $(2,641,805) (1,211,514) $(6,099,060)
Class M Shares:
Shares sold ................................... — $— 2,200 $10,450
Shares redeemed ............................... (179,000) (874,146) (267,300) (1,305,930)
Net increase (decrease) .......................... (179,000) $(874,146) (265,100) $(1,295,480)
Class R Shares:
Shares sold ................................... 72,334 $365,219 190,764 $956,096
Shares issued in reinvestment of distributions .......... 16,648 83,682 77,922 384,998
Shares redeemed ............................... (140,999) (712,496) (340,294) (1,703,883)
Net increase (decrease) .......................... (52,017) $(263,595) (71,608) $(362,789)
Class R5 Shares:
Shares sold ................................... 45,893 $240,387 66,722 $345,928
Shares issued in reinvestment of distributions .......... 16,084 83,593 56,773 289,943
Shares redeemed ............................... (24,016) (125,368) (73,040) (378,005)
Net increase (decrease) .......................... 37,961 $198,612 50,455 $257,866
Class R6 Shares:
Shares sold ................................... 2,471,053 $12,960,444 6,746,082 $35,159,830
Shares issued in reinvestment of distributions .......... 411,413 2,155,394 1,545,117 7,941,599
Shares redeemed ............................... (2,387,678) (12,544,293) (10,966,570) (57,448,700)
Net increase (decrease) .......................... 494,788 $2,571,545 (2,675,371) $(14,347,271)
1. Organization and Significant Accounting Policies
(continued)

Putnam Income Fund
Notes to Financial Statements (unaudited)

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Semiannual Report
3. Transactions with Affiliates
Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton.
Certain officers and trustees of the Fund are also officers and/or directors of the following subsidiaries:
a. Management Fees
The Fund pays Advisers a management fee (based on the Fund’s average net assets and computed and paid monthly) at annual rates that may vary based on the average of the aggregate net assets of all open-end mutual funds sponsored by
Putnam Management (including open-end funds managed by affiliates of Putnam Management that have been deemed to be sponsored by Putnam Management for this purpose) (excluding net assets of such funds that are invested in, or that are invested in by, other such funds to the extent necessary to avoid “double counting” of those assets). Such annual rates may vary as follows:
For the period ended April 30, 2026, the annualized gross effective investment management fee rate was 0.368% of the
Fund’s average daily net assets.
Six Months Ended
April 30, 2026
Year Ended
October 31, 2025
Shares Amount Shares Amount
Class Y Shares:
Shares sold ................................... 11,673,658 $61,550,486 28,602,004 $150,151,901
Shares issued in reinvestment of distributions .......... 1,908,688 10,030,636 7,691,225 39,649,686
Shares redeemed ............................... (15,108,249) (79,575,551) (45,057,645) (234,825,938)
Net increase (decrease) .......................... (1,525,903) $(7,994,429) (8,764,416) $(45,024,351)
a
May include a portion of Class C shares that were automatically converted to Class A.
Subsidiary Affiliation
Franklin Advisers, Inc. (Advisers) Investment manager
Putnam Investment Management, LLC (Putnam Management) Subadvisor
Franklin Templeton Investment Management Limited (FTIML) Subadvisor
Franklin Templeton Services, LLC (FT Services) Administrative manager
Franklin Distributors, LLC (Distributors) Principal underwriter
Putnam Investor Services, Inc. (PSERV) Transfer agent
Annualized Fee Rate Net Assets
0.550% of the first $5 billion,
0.500% of the next $5 billion,
0.450% of the next $10 billion,
0.400% of the next $10 billion,
0.350% of the next $50 billion,
0.330% of the next $50 billion,
0.320% of the next $100 billion,
0.315% of any excess thereafter.
2. Shares of Beneficial Interest
(continued)

Putnam Income Fund
Notes to Financial Statements (unaudited)

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Semiannual Report
Advisers retained Putnam Management as subadvisor for the Fund. Pursuant to the agreement, Putnam Management provides certain advisory and related services to the Fund. Advisers pays a monthly fee to Putnam Management based on the costs of Putnam Management in providing these services to the Fund, which may include a mark-up not to exceed 15% over such costs.
Under a subadvisory agreement, FTIML provides subadvisory services to the Fund. The subadvisory fee is paid by Advisers based on the average net assets managed by FTIML, and is not an additional expense of the Fund.
b. Administrative Fees
Under an agreement with Advisers, FT Services provides administrative services to the Fund. The fee is paid by Advisers based on the Fund's average daily net assets, and is not an additional expense of the Fund.
The Fund reimburses Advisers an allocated amount for the compensation and related expenses of certain officers of the
Fund and their staff who provide administrative services to the Fund. The aggregate amount of all such reimbursements is determined annually by the Trustees.
c. Distribution Fees
The Fund has adopted distribution plans (the Plans) with respect to the following share classes pursuant to Rule 12b–1 under the 1940 Act. The purpose of the Plans is to compensate Distributors for services provided and expenses incurred in distributing shares of the Fund. The Plans provide payments by the Fund to Distributors at an annual rate of up to the following amounts (Maximum %) of the average net assets attributable to each class. The Trustees have approved payment by the
Fund at the following annual rate (Approved %) of the average net assets attributable to each class.
d. Sales Charges/Underwriting Agreements
Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. These charges are deducted from the proceeds of sales of fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. Distributors has advised the Fund of the following commission transactions related to the sales and redemptions of the Fund's shares for the period:
e. Transfer Agent Fees
PSERV, an affiliate of Advisers, provides investor servicing agent functions to the Fund. PSERV received fees for investor servicing for Class A, Class C, Class R, Class M and Class Y shares that included (1) a per account fee for each direct and underlying non-defined contribution account (retail account) of the Fund; (2) a specified rate of the Fund’s assets attributable to defined contribution plan accounts; and (3) a specified rate based on the average net assets in retail accounts. PSERV has agreed that the aggregate investor servicing fees for each Fund’s retail and defined contribution accounts for these share classes will not exceed an annual rate of 0.25% of the Fund’s average assets attributable to such accounts.
Maximum % Approved %
Class A ................................................................... 0.35% 0.25%
Class C ................................................................... 1.00% 1.00%
Class M .................................................................. 1.00% 0.50%
Class R ................................................................... 1.00% 0.50%
Sales charges retained net of commissions paid to unaffiliated brokers/dealers .............................. $9,265
CDSC retained .............................................................................. $1,226
3. Transactions with Affiliates
(continued)
a. Management Fees
(continued)

Putnam Income Fund
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
Class R5 shares paid a monthly fee based on the average net assets of Class R5 shares at an annual rate of 0.12%.
Class R6 shares paid a monthly fee based on the average net assets of Class R6 shares at an annual rate of 0.05%.
f. Trustee Fees
The Fund has adopted a Trustee Fee Deferral Plan (the Deferral Plan) which allows the Trustees to defer the receipt of all or a portion of Trustees' fees payable from July 1, 1995 through December 31, 2023. The deferred fees remain invested in certain
Putnam funds until distribution in accordance with the Deferral Plan.
The Fund has adopted an unfunded noncontributory defined benefit pension plan (the Pension Plan) covering all Trustees of the Fund who have served as a Trustee for at least five years and were first elected prior to 2004. Benefits under the Pension
Plan are equal to 50% of the Trustee's average annual attendance and retainer fees for the three years ended December 31,
2005. The retirement benefit is payable during a Trustee's lifetime, beginning the year following retirement, for the number of years of service through December 31, 2006. Pension expense for the Fund is included in the Trustees' fees and expenses in the Statement of Operations. Accrued pension liability is included in Payable for Trustees' fees and expenses in the Statement of Assets and Liabilities. The Trustees have terminated the Pension Plan with respect to any Trustee first elected after 2003.
g. Investments in Affiliated Management Investment Companies
The Fund invests in one or more affiliated management investment companies. As defined in the 1940 Act, an investment is deemed to be a “Controlled Affiliate” of a fund when a fund owns, either directly or indirectly, 25% or more of the affiliated fund’s outstanding shares or has the power to exercise control over management or policies of such fund. The Fund does not invest for purposes of exercising a controlling influence over the management or policies. Management fees paid by the Fund are waived on assets invested in the affiliated management investment companies, as noted in the Statement of Operations, in an amount not to exceed the management and administrative fees, if applicable, paid directly or indirectly by each affiliate.
During the period ended April 30, 2026, the Fund held investments in affiliated management investment companies as follows:
h. Waiver and Expense Reimbursements
Advisers has contractually agreed, through February 28, 2027, to waive fees and/or reimburse the Fund’s expenses to the extent necessary to limit the cumulative expenses of the Fund, exclusive of brokerage, interest, taxes, investment-related expenses, extraordinary expenses, acquired fund fees and expenses and payments under the Fund’s investor servicing contract, investment management contract and distribution plans, on a fiscal year-to-date basis to an annual rate of 0.20% of the Fund’s average net assets over such fiscal year-to-date period. Total expenses waived or paid are not subject to recapture subsequent to the Fund's fiscal year end.
    aa
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Investment
Income
a       a   a   a   a   a   a   a
Putnam Income Fund
Non-Controlled Affiliates
Dividends
Franklin Ultra Short Bond ETF . $25,418,078 $— $— $— $(60,808) $25,357,270 1,013,480 $532,624
Putnam Short Term Investment
Fund, Class P, 3.843% ...... 75,325,056 155,299,075 (169,039,325) — — 61,584,806 61,584,806 1,274,879
Total Affiliated Securities ... $100,743,134 $155,299,075 $(169,039,325) $— $(60,808) $86,942,076 $1,807,503
3. Transactions with Affiliates
(continued)
e. Transfer Agent Fees
(continued)

Putnam Income Fund
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
Advisers has also contractually agreed to waive fees (and, to the extent necessary, bear other expenses) of the fund through
February 28, 2027, to the extent that total expenses of the fund (excluding brokerage, interest, taxes, investment-related expenses, payments under distribution plans, extraordinary expenses, payments under the fund’s investor servicing contract and acquired fund fees and expenses, but including payments under the fund’s investment management contract) would exceed an annual rate of 0.33% of the fund’s average net assets. Total expenses waived or paid are not subject to recapture subsequent to the Fund's fiscal year end.
4. Expense Offset Arrangement
The Fund has entered into an arrangement with PSERV whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund's transfer agent fees. During the period ended April 30, 2026, the fees were reduced as noted in the Statement of Operations.
5. Income Taxes
For tax purposes, capital losses may be carried over to offset future capital gains.
At October 31, 2025, the capital loss carryforwards were as follows:
At April 30, 2026, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:
Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatments of defaulted securities and derivative financial instruments.
6. Investment Transactions
Purchases and sales of investments (excluding short term securities) for the period ended April 30, 2026, aggregated
$2,116,838,763 and $3,338,550,394, respectively.
Capital loss carryforwards not subject to expiration:
Short term ................................................................................ $ 231,948,415
Long term ................................................................................ 503,482,647
Total capital loss carryforwards ............................................................... $735,431,062
Cost of investments .......................................................................... $1,314,203,169
Unrealized appreciation ........................................................................ $22,149,236
Unrealized depreciation ........................................................................ (102,905,296)
Net unrealized appreciation (depreciation) .......................................................... $(80,756,060)
3. Transactions with Affiliates
(continued)
h. Waiver and Expense Reimbursements
(continued)

Putnam Income Fund
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
7. Credit Risk and Defaulted Securities
At April 30, 2026, the Fund had 9.8% of its portfolio invested in high yield securities, senior secured floating rate loans, or other securities rated below investment grade and unrated securities. These securities may be more sensitive to economic conditions causing greater price volatility and are potentially subject to a greater risk of loss due to default than higher rated securities.
The Fund held defaulted securities and/or other securities for which the income has been deemed uncollectible. At April 30,
2026, the aggregate value of these securities represents less than 0.1% of the Fund's net assets. The Fund discontinues accruing income on securities for which income has been deemed uncollectible and provides an estimate for losses on interest receivable. The securities have been identified in the accompanying Schedule of Investments.
8. Unfunded Loan Commitments
The Fund enters into certain credit agreements, all or a portion of which may be unfunded. The Fund is obligated to fund these loan commitments at the borrowers’ discretion. Unfunded loan commitments and funded portions of credit agreements are marked to market daily and any unrealized appreciation or depreciation is included in the Statement of Assets and Liabilities and the Statement of Operations. Funded portions of credit agreements are presented in the Schedule of Investments.
At April 30, 2026, unfunded commitments were as follows:
9. Other Derivative Information
At April 30, 2026, investments in derivative contracts are reflected in the Statement of Assets and Liabilities as follows:
Borrower Unfunded Commitment
Putnam Income Fund
First Eagle Holdings, Inc. $ 145,833
Asset Derivatives Liability Derivatives
Derivative Contracts
Not Accounted for as
Hedging Instruments
Statement of
Assets and Liabilities
Location Fair Value
Statement of
Assets and Liabilities
Location Fair Value
Putnam Income Fund
Interest rate contracts .......
Variation margin on futures
contracts
$ — Variation margin on futures
contracts
$ 8,008,884
a
Variation margin on centrally
cleared swap contracts
3,853,875
a
Variation margin on centrally
cleared swap contracts
794,427
a
Unrealized appreciation on
forward premium swap option
contracts
75,394 Unrealized depreciation on
forward premium swap option
contracts
5,633,879
Foreign exchange contracts ..
Unrealized appreciation on OTC
forward exchange contracts
— Unrealized depreciation on OTC
forward exchange contracts
80,472
Credit contracts ............
Variation margin on centrally
cleared swap contracts
524,468
a
Variation margin on centrally
cleared swap contracts
229,238
a
OTC swap contracts (upfront
payments)
4,419,201 OTC swap contracts (upfront
receipts)
1,034,960

Putnam Income Fund
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
For the period ended April 30, 2026, the effect of derivative contracts in the Statement of Operations was as follows:
For the period ended April 30, 2026, the average month end notional amount of futures contracts, swap contracts and options, and the average month end contract value for forward exchange contracts, were as follows:
Asset Derivatives Liability Derivatives
Derivative Contracts
Not Accounted for as
Hedging Instruments
Statement of
Assets and Liabilities
Location Fair Value
Statement of
Assets and Liabilities
Location Fair Value
Putnam Income Fund (continued)
Credit contracts ............
Unrealized appreciation on OTC
swap contracts
$ 560,629 Unrealized depreciation on OTC
swap contracts
$ 805,622
Total .................... $9,433,567 $16,587,482
a
This amount reflects the cumulative appreciation (depreciation) of futures contracts and centrally cleared swap contracts as reported in the Schedule of Investments. Only the variation margin receivable/payable at period end is separately reported within the Statement of Assets and Liabilities. Prior variation margin movements were recorded to cash upon receipt or payment.
Derivative Contracts
Not Accounted for as
Hedging Instruments
Statement of
Operations Location
Net Realized
Gain (Loss) for
the Period
Statement of
Operations Location
Net Change in
Unrealized
Appreciation
(Depreciation)
for the Period
Putnam Income Fund
Net realized gain (loss) from: Net change in unrealized
  appreciation (depreciation) on:
Interest rate contracts ..........
Futures contracts $4,479,565 Futures contracts $(11,047,902)
Swap contracts 356,628 Swap contracts 4,340,638
Forward premium swap option
contracts (810,567)
Forward premium swap option
contracts (647,252)
Foreign exchange contracts .....
Forward exchange contracts 76,633 Forward exchange contracts (114,255)
Credit contracts ...............
Swap contracts (143,171) Swap contracts 649,279
Total ....................... $3,959,088 $(6,819,492)
Putnam Income
Fund
Futures contracts ............................................................................ $328,672,422
Swap contracts .............................................................................. 563,025,650
Forward exchange contracts .................................................................... 2,944,837
Options .................................................................................... 549,886,323
9. Other Derivative Information
(continued)

Putnam Income Fund
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
At April 30, 2026, the Fund's OTC derivative assets and liabilities are as follows:
At April 30, 2026, OTC derivative assets, which may be offset against the Fund's OTC derivative liabilities and collateral received from the counterparty, are as follows:
Gross Amounts of
Assets and Liabilities Presented
in the Statement of Assets and Liabilities
Assets
a
Liabilities
a
Putnam Income Fund
Forward e xchange Contracts ............................. $ — $ 80,472
Forward Premium Swap Option Contracts ................... 75,394 5,633,879
Swap Contracts ....................................... 4,979,830 1,840,582
Total ............................................. $5,055,224 $7,554,933
a
Absent an event of default or early termination, OTC derivative assets and liabilities are presented gross and not offset in the Statement of Assets and Liabilities.
Amounts Not Offset in the
Statement of Assets and Liabilities
Gross
Amounts of
Assets Presented in
the Statement of
Assets and Liabilities
Financial
Instruments
Available for
Offset
Financial
Instruments
Collateral
Received
Cash
Collateral
Received
a
Net Amount
(Not less
than zero)
Putnam Income Fund
Counterparty
BNDP ................... $ 33,995 $ (33,995) $ — $ — $ —
BOFA .................... 12,593 (12,593) — — —
CITI ..................... 254,515 (254,515) — — —
DBAB ................... — — — — —
GSCO ................... 2,888,820 (47,209) — (2,640,000) 201,611
HSBK ................... — — — — —
JPHQ ................... 1,318,514 (1,318,514) — — —
MCM .................... — — — — —
MSCO ................... 546,787 (546,787) — — —
NATW ................... — — — — —
SSBT .................... — — — — —
TDOM ................... — — — — —
Total ................... $5,055,224 $(2,213,613) $— $(2,640,000) $201,611
$ 1
9. Other Derivative Information
(continued)

Putnam Income Fund
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
At April 30, 2026, OTC derivative liabilities, which may be offset against the Fund's OTC derivative assets and collateral pledged to the counterparty, are as follows:
See Note 1(e) regarding derivative financial instruments.
See Abbreviations on page 69 .
10. Upcoming Reorganization
On May 21, 2026, the Board approved a proposal to reorganize the Fund with and into a newly-organized exchange traded fund (ETF). Upon completion of the reorganization, and subject to certain conditions, on or around the first quarter of 2027, substantially all net assets in the Fund will be transferred into the ETF and ETF shares will be distributed to the Fund’s shareholders in complete liquidation of the Fund.
11. Credit Facility
The Fund, together with other U.S. registered and foreign investment funds (collectively, Borrowers), managed by Franklin
Templeton, are borrowers in a joint syndicated senior unsecured credit facility totaling $2.995 billion (Global Credit Facility)
which matures on January 29, 2027. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests.
Amounts Not Offset in the
Statement of Assets and Liabilities
Gross
Amounts of
Liabilities
Presented in
the Statement of
Assets and Liabilities
Financial
Instruments
Available for
Offset
Financial
Instruments
Collateral
Pledged
a,b
Cash
Collateral
Pledged
Net Amount
(Not less
than zero)
Putnam Income Fund
Counterparty
BNDP ................... $ 1,709,184 $ (33,995) $ (1,675,189) $ — $ —
BOFA .................... 279,884 (12,593) (238,186) — 29,105
CITI ..................... 759,922 (254,515) (342,391) — 163,016
DBAB ................... 206,995 — (206,995) — —
GSCO ................... 47,209 (47,209) — — —
HSBK ................... 38,699 — — — 38,699
JPHQ ................... 1,534,290 (1,318,514) (215,776) — —
MCM .................... 598,234 — (598,234) — —
MSCO ................... 2,106,129 (546,787) (1,305,059) — 254,283
NATW ................... 262,285 — (215,359) — 46,926
SSBT .................... 12,102 — — — 12,102
Total ................... $7,554,933 $(2,213,613) $(4,797,189) $— $544,131
a
In some instances, the collateral amounts disclosed in the table above were adjusted due to the requirement to limit the collateral amounts to avoid the effect of overcollateralization. Actual collateral received and/or pledged may be more than the amounts disclosed herein.
b
See the accompanying Schedule of Investments for securities pledged as collateral for derivatives
.
9. Other Derivative Information
(continued)

Putnam Income Fund
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
Under the terms of the Global Credit Facility, the Fund may, in addition to interest charged on any borrowings made by the
Fund and other costs incurred by the Fund, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility. These fees are reflected in other expenses in the Statement of Operations. During the period ended April 30, 2026, the Fund did not use the
Global Credit Facility.
12. Fair Value Measurements
The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Fund's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund's financial instruments and are summarized in the following fair value hierarchy:
Level 1 – quoted prices in active markets for identical financial instruments
Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
A summary of inputs used as of April 30, 2026, in valuing the Fund's assets and liabilities carried at fair value, is as follows:
Level 1 Level 2 Level 3 Total
Putnam Income Fund
Assets:
Investments in Securities:
a
Management Investment Companies ......... $ 25,357,270 $ — $ — $ 25,357,270
Corporate Bonds ........................ — 437,780,493 — 437,780,493
Senior Floating Rate Interests ............... — 35,641,646 — 35,641,646
Foreign Government and Agency Securities .... — 27,976,319 — 27,976,319
Asset-Backed Securities ................... — 133,378,270 — 133,378,270
Commercial Mortgage-Backed Securities ...... — 52,698,720 — 52,698,720
Mortgage-Backed Securities ................ — 343,512,423 — 343,512,423
Residential Mortgage-Backed Securities ....... — 73,229,373 — 73,229,373
Agency Commercial Mortgage-Backed Securities — 53,417,052 — 53,417,052
Municipal Bonds ......................... — 10,964,294 — 10,964,294
Short Term Investments ................... 61,584,806 14,985,837 — 76,570,643
Total Investments in Securities ........... $86,942,076 $1,183,584,427 $— $1,270,526,503
Other Financial Instruments:
Forward Premium Swap Option Contracts ..... $— $75,394 $— $75,394
Swap Contracts ......................... — 4,938,972 — 4,938,972
Unfunded Loan Commitments .............. — 750 — 750
Total Other Financial Instruments ......... $— $5,015,116 $— $5,015,116
– – – –
Liabilities:
Other Financial Instruments:
TBA Sale Commitments ................... $ — $ 30,978,720 $ — $ 30,978,720
Forward Exchange Contracts ............... — 80,472 — 80,472
Forward Premium Swap Option Contracts ...... — 5,633,879 — 5,633,879
Futures Contracts ........................ 8,008,884 — — 8,008,884
11. Credit Facility
(continued)

Putnam Income Fund
Notes to Financial Statements (unaudited)

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Semiannual Report
13. Operating Segments
The Fund operates as a single operating segment, which is an investment portfolio. The portfolio managers assigned to the
Fund within the Fund’s investment manager serve as the Chief Operating Decision Maker (“CODM”) and are responsible for evaluating the Fund's operating results and allocating resources in accordance with the Fund’s investment strategy.
Internal reporting provided to the CODM aligns with the accounting policies and measurement principles used in the financial statements.
For information regarding segment assets, segment profit or loss, and significant expenses, refer to the Statement of Assets and Liabilities and the Statement of Operations, along with the related notes to the financial statements. The Schedule of
Investments provides details of the Fund's investments that generate returns such as interest, dividends, and realized and unrealized gains or losses. Performance metrics, including portfolio turnover and expense ratios, are disclosed in the Financial
Highlights.
14. Subsequent Events
The Fund has evaluated subsequent events through the issuance of the financial statements and determined that in addition to those events previously disclosed, the following subsequent events require disclosure:
On May 21, 2026 , the Board approved a proposal to liquidate Class M. Class M is scheduled to liquidate on or about July 31,
2026.
Effective July 27, 2026, any front-end sales charges applicable to the purchase of Fund shares or contingent deferred sales charges applicable to the redemption of Fund shares will be waived.
Effective October 22, 2026, the Fund will be closed to new investors.
Level 1 Level 2 Level 3 Total
Putnam Income Fund (continued)
Liabilities: (continued)
Other Financial Instruments: (continued)
Swap Contracts ......................... — 1,829,287 — 1,829,287
Total Other Financial Instruments ......... $8,008,884 $38,522,358 $— $46,531,242
a
For detailed categories, see the accompanying Schedule of Investments.
12. Fair Value Measurements
(continued)

Putnam Income Fund
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
Abbreviations
Counterparty
BNDP
BNP Paribas SA
BOFA
Bank of America NA
BZWS
Barclays Bank plc
CITI
Citibank NA
DBAB
Deutsche Bank AG
GSCO
Goldman Sachs Group, Inc.
HSBK
HSBC Bank plc
JPHQ
JPMorgan Chase Bank NA
MCM
Mizuho Capital Markets LLC
MSCO
Morgan Stanley
NATW
Natwest Markets plc
SSBT
State Street Bank and Trust Co.
Cu r rency
EUR
Euro
USD
United States Dollar
Index
CDX.NA.HY.
Series number
CDX North America High Yield Index
CDX.NA.IG.
Series number
CDX North America Investment Grade Index
CMBX.NA.
Series number
CMBX North America Index
Selected Portfolio
CLO
Collateralized Loan Obligation
CME
Chicago Mercantile Exchange
CMT
Constant Monthly U.S. Treasury Securities Yield
Curve Rate Index
ETF
Exchange-Traded Fund
ETM
Escrowed to Maturity
FHLMC
Federal Home Loan Mortgage Corp.
FREMF
Freddie Mac Multifamily Securities
FNMA
Federal National Mortgage Association
FRN
Floating Rate Note
GNMA
Government National Mortgage Association
GO
General Obligation
IBOR
Interbank Offered Rate
IO
Interest Only
MBS
Mortgage-Backed Security
NATL
National Reinsurance Corp.
PIK
Payment-In-Kind
REIT
Real Estate Investment Trust
REMIC
Real Estate Mortgage Investment Conduit
SOFR
Secured Overnight Financing Rate
STACR
Structured Agency Credit Risk
T-Note
Treasury Note
The following reference rates, and their values as of period end, are used for security descriptions:
Reference Index Reference Rate
1-day SOFR ........................ 3.66%
3-month EURIBOR ................... 2.20%
6-month EURIBOR ................... 2.52%

Putnam Income Fund

franklintempleton.com
Semiannual Report
Changes In and Disagreements with Accountants
For the period covered by this report
Not applicable.
Results of Meeting(s) of Shareholders
For the period covered by this report
Not applicable.
Remuneration Paid to Directors, Officers and Others
For the period covered by this report
Refer to the financial statements included herein. Remuneration to officers is paid by the Fund’s investment manager according to the terms of the agreement.
Board Approval of Management and Subadvisory Agreements
For the period covered by this report
Not applicable.

38901-SFSOI 06/26
© 2026 Franklin Templeton. All rights reserved.

ITEM 8.	CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 9.	PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 10.	REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 11.	STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR, as applicable.

ITEM 12.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 14.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 15.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees that would require disclosure herein.

ITEM 16.	CONTROLS AND PROCEDURES.

(a)	The Registrants acknowledge the Staff’s comment. In future filings on Form N-CSR, the certifications required by Rule 30a-2 and Item 19(a)(3) will include the designations “principal executive officer” and “principal financial officer” in the signature blocks, reflecting the capacity in which each signatory executes the certification, in conformity with the language of the Rule and Form N-CSR. The Registrants may also include each signatory’s actual title with respect to the Funds alongside the required designation.

(b)	During the period covered by this report, the Registrant transitioned to a new third-party service provider who performs certain accounting and administrative services for the Registrant that are subject to Franklin Templeton’s oversight.

ITEM 17.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 18.	RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

(a)	Not applicable.

(b)	Not applicable.

ITEM 19.	EXHIBITS.

(a) (1) Not applicable.

Exhibit 99.CODE ETH

(a) (3) Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Putnam Income Fund

By:	/s/ Jonathan S. Horwitz
Jonathan S. Horwitz
Principal Executive Officer

Date:	June 22, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jonathan S. Horwitz
Jonathan S. Horwitz
Principal Executive Officer

Date:	June 22, 2026

By:	/s/ Jeffrey White
Jeffrey White
Principal Financial Officer

Date:	June 22, 2026